Quarterly Holdings Report
for

Fidelity® Total Bond Fund

May 31, 2020

TBD-QTLY-0720
1.800361.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 43.0%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		$8,804,000	$7,576,943
3.375% 8/15/26		6,718,000	5,919,559
			13,496,502
Nonconvertible Bonds - 42.9%
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.:
3% 6/30/22		7,993,000	8,292,716
3.4% 5/15/25		25,177,000	27,146,611
3.6% 2/17/23		26,826,000	28,507,746
3.6% 7/15/25		4,081,000	4,429,221
4.1% 2/15/28		5,638,000	6,294,185
4.3% 2/15/30		10,373,000	11,786,433
4.45% 4/1/24		1,500,000	1,658,682
4.5% 3/9/48		13,000,000	14,797,339
5.15% 11/15/46		12,000,000	14,642,476
6.2% 3/15/40		7,512,000	9,982,776
6.3% 1/15/38		10,617,000	14,286,623
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		1,061,000	1,063,082
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)		20,690,000	20,414,616
7.5% 10/15/26 (b)		17,865,000	18,222,300
Century Telephone Enterprises, Inc. 6.875% 1/15/28		285,000	297,825
CenturyLink, Inc.:
5.125% 12/15/26 (b)		8,750,000	8,837,500
5.625% 4/1/25		3,040,000	3,131,200
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		2,336,000	2,346,220
Front Range BidCo, Inc.:
4% 3/1/27 (b)		2,850,000	2,807,250
6.125% 3/1/28 (b)		9,915,000	9,791,063
Frontier Communications Corp. 8% 4/1/27 (b)		19,305,000	19,860,019
GTH Finance BV 7.25% 4/26/23 (b)		1,660,000	1,841,982
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	8,500,000	9,266,965
Level 3 Financing, Inc.:
4.625% 9/15/27 (b)		5,225,000	5,354,580
5.125% 5/1/23		3,500,000	3,495,625
5.375% 1/15/24		7,175,000	7,264,688
5.375% 5/1/25		2,263,000	2,324,803
Qtel International Finance Ltd.:
3.25% 2/21/23 (b)		2,425,000	2,508,663
5% 10/19/25 (b)		660,000	741,675
Sable International Finance Ltd. 5.75% 9/7/27 (b)		1,250,000	1,259,375
SFR Group SA:
7.375% 5/1/26 (b)		11,011,000	11,589,078
8.125% 2/1/27 (b)		20,491,000	22,540,100
Sprint Capital Corp. 6.875% 11/15/28		12,260,000	15,141,100
Telecom Argentina SA 6.5% 6/15/21 (b)		645,000	557,280
Telecom Italia Capital SA:
6% 9/30/34		1,570,000	1,691,675
6.375% 11/15/33		885,000	988,988
Telecom Italia SpA 5.303% 5/30/24 (b)		8,625,000	9,033,221
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		625,000	633,398
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		10,800,000	11,232,000
Turk Telekomunikasyon A/S 6.875% 2/28/25 (b)		625,000	636,133
Verizon Communications, Inc.:
3% 3/22/27		5,131,000	5,588,269
3.15% 3/22/30		25,714,000	28,503,331
4% 3/22/50		8,516,000	10,458,943
4.862% 8/21/46		26,720,000	35,848,697
5.012% 4/15/49		5,836,000	8,092,657
5.5% 3/16/47		22,998,000	33,871,008
			459,060,117
Entertainment - 0.4%
NBCUniversal, Inc.:
4.45% 1/15/43		6,238,000	7,684,479
5.95% 4/1/41		4,363,000	6,293,852
Netflix, Inc.:
3.625% 6/15/25 (b)		4,455,000	4,560,806
4.875% 4/15/28		8,895,000	9,495,413
5.375% 11/15/29 (b)		955,000	1,060,146
5.875% 11/15/28		3,270,000	3,720,835
6.375% 5/15/29		1,015,000	1,190,088
The Walt Disney Co.:
3.8% 3/22/30		39,850,000	46,390,415
4.7% 3/23/50		29,296,000	37,817,162
			118,213,196
Interactive Media & Services - 0.0%
Match Group, Inc. 4.125% 8/1/30 (b)		1,245,000	1,220,100
Media - 2.1%
Altice Financing SA:
5% 1/15/28 (b)		6,655,000	6,711,152
7.5% 5/15/26 (b)		14,513,000	15,280,302
Altice Finco SA 7.625% 2/15/25 (b)		5,099,000	5,188,233
Bertelsmann SE & Co. KGaA 3% 4/23/75 (Reg. S) (c)	EUR	2,600,000	2,813,977
Cablevision Systems Corp. 5.875% 9/15/22		1,988,000	2,095,948
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)		4,074,000	4,104,636
4.5% 8/15/30 (b)		3,170,000	3,288,875
5% 2/1/28 (b)		12,200,000	12,777,914
5.125% 5/1/27 (b)		9,222,000	9,683,284
5.5% 5/1/26 (b)		7,769,000	8,215,718
5.75% 2/15/26 (b)		13,912,000	14,505,764
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		13,008,000	13,852,966
4.908% 7/23/25		13,008,000	14,890,030
5.375% 5/1/47		32,692,000	38,697,559
6.484% 10/23/45		9,078,000	11,725,319
Comcast Corp.:
3.1% 4/1/25		2,346,000	2,563,973
3.3% 4/1/27		6,333,000	7,027,489
3.4% 4/1/30		6,495,000	7,322,787
3.75% 4/1/40		2,281,000	2,614,092
3.9% 3/1/38		3,341,000	3,894,026
4.6% 8/15/45		8,807,000	11,139,630
4.65% 7/15/42		7,870,000	9,972,185
6.45% 3/15/37		1,399,000	2,042,667
CSC Holdings LLC:
5.25% 6/1/24		2,729,000	2,878,276
5.375% 7/15/23 (b)		6,090,000	6,179,645
5.5% 5/15/26 (b)		4,409,000	4,606,082
5.5% 4/15/27 (b)		6,077,000	6,426,428
5.75% 1/15/30 (b)		15,240,000	16,078,200
6.75% 11/15/21		5,240,000	5,520,497
7.5% 4/1/28 (b)		3,026,000	3,351,295
7.75% 7/15/25 (b)		9,531,000	9,947,981
Discovery Communications LLC:
3.625% 5/15/30		13,528,000	14,292,207
4.65% 5/15/50		36,524,000	38,826,867
DISH DBS Corp.:
5.875% 11/15/24		8,151,000	8,047,401
7.75% 7/1/26		863,000	895,363
Fox Corp.:
3.666% 1/25/22		2,306,000	2,404,476
4.03% 1/25/24		4,055,000	4,457,813
4.709% 1/25/29		5,868,000	6,859,373
5.476% 1/25/39		5,787,000	7,421,823
5.576% 1/25/49		3,840,000	5,085,636
Globo Comunicacao e Participacoes SA 4.843% 6/8/25 (b)		694,000	659,734
iHeartCommunications, Inc.:
6.375% 5/1/26		78,393	81,929
8.375% 5/1/27		142,088	132,852
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	3,100,000	3,148,657
2.125% 10/16/26 (Reg. S)	EUR	8,800,000	8,727,431
2.75% 4/13/23 (Reg. S)	EUR	4,600,000	4,992,800
Pearson Funding Five PLC 3.75% 6/4/30 (Reg. S)	GBP	590,000	743,442
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		11,150,000	11,423,064
6.875% 2/15/23 (b)		1,509,000	1,535,091
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)		3,880,000	3,889,700
4.625% 5/15/23 (b)		6,125,000	6,139,578
4.625% 7/15/24 (b)		5,755,000	5,892,545
5% 8/1/27 (b)		8,421,000	8,799,945
5.375% 4/15/25 (b)		4,109,000	4,216,368
5.375% 7/15/26 (b)		3,915,000	4,059,366
5.5% 7/1/29 (b)		1,410,000	1,505,175
Time Warner Cable, Inc.:
4% 9/1/21		12,918,000	13,240,176
4.5% 9/15/42		20,648,000	22,110,085
5.5% 9/1/41		8,265,000	9,750,106
5.875% 11/15/40		10,540,000	12,939,415
6.55% 5/1/37		29,622,000	37,787,996
7.3% 7/1/38		24,672,000	32,897,824
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		6,201,000	3,179,950
Univision Communications, Inc. 9.5% 5/1/25 (b)		840,000	898,800
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)		2,762,000	2,879,385
VTR Finance BV 6.875% 1/15/24 (b)		3,959,000	4,016,406
Ziggo Bond Co. BV:
5.125% 2/28/30 (b)		3,960,000	4,059,000
6% 1/15/27 (b)		7,071,000	7,389,973
Ziggo BV 5.5% 1/15/27 (b)		7,646,000	8,042,292
			578,826,974
Wireless Telecommunication Services - 0.9%
America Movil S.A.B. de CV 3.125% 7/16/22		5,873,000	5,997,566
Comcel Trust 6.875% 2/6/24 (b)		2,564,000	2,604,063
Digicel Group Ltd. 6.75% 3/1/23 (b)		806,000	364,715
Intelsat Jackson Holdings SA:
8% 2/15/24 (b)		12,710,000	12,837,100
8.5% 10/15/24 (b)(d)		4,545,000	2,590,650
Millicom International Cellular SA:
6% 3/15/25 (b)		10,838,000	10,959,928
6.625% 10/15/26 (b)		14,281,000	14,968,273
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (b)		525,000	532,383
6.5% 10/13/26 (b)		424,000	439,436
Neptune Finco Corp.:
6.625% 10/15/25 (b)		2,105,000	2,200,462
10.875% 10/15/25 (b)		395,000	427,667
Sprint Communications, Inc. 6% 11/15/22		16,756,000	17,803,250
Sprint Corp.:
7.125% 6/15/24		4,315,000	4,892,347
7.875% 9/15/23		17,008,000	19,304,080
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (b)		32,035,000	34,635,922
3.875% 4/15/30 (b)		50,185,000	54,404,555
4.375% 4/15/40 (b)		5,147,000	5,674,876
4.5% 2/1/26		4,993,000	5,132,155
4.5% 4/15/50 (b)		10,111,000	11,368,101
4.75% 2/1/28		1,700,000	1,806,267
6.375% 3/1/25		11,900,000	12,272,589
6.5% 1/15/26		2,950,000	3,113,135
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		1,258,000	1,249,257
VFU Funding PLC (VF Ukraine) 6.2% 2/11/25 (b)		200,000	194,563
Vodafone Group PLC 6.25% 10/3/78 (Reg. S) (c)		1,000,000	1,066,800
Ypso Finance BIS SA 6% 2/15/28 (b)		14,485,000	14,086,663
			240,926,803
TOTAL COMMUNICATION SERVICES			1,398,247,190
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.0%
Metalsa SA de CV 4.9% 4/24/23 (b)		2,223,000	2,115,323
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	2,543,000	2,237,848
			4,353,171
Automobiles - 0.4%
General Motors Financial Co., Inc.:
3.2% 7/13/20		12,869,000	12,884,121
4% 1/15/25		11,521,000	11,611,237
4.2% 3/1/21		16,735,000	16,814,592
4.25% 5/15/23		3,453,000	3,472,034
4.375% 9/25/21		30,556,000	30,732,404
RCI Banque SA 1.125% 1/15/27 (Reg. S)	EUR	3,780,000	3,780,511
Volkswagen Financial Services AG 3% 4/6/25 (Reg. S)	EUR	1,300,000	1,532,688
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (b)		22,286,000	22,677,298
3.125% 5/12/23 (b)		19,413,000	19,935,078
			123,439,963
Diversified Consumer Services - 0.1%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		2,070,000	2,106,225
Frontdoor, Inc. 6.75% 8/15/26 (b)		2,244,000	2,401,080
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		9,275,000	8,277,938
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		5,393,000	5,852,778
Laureate Education, Inc. 8.25% 5/1/25 (b)		6,345,000	6,701,906
Service Corp. International 5.125% 6/1/29		4,485,000	4,832,588
			30,172,515
Hotels, Restaurants & Leisure - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)		1,870,000	1,891,669
4.375% 1/15/28 (b)		4,880,000	4,794,600
5% 10/15/25 (b)		3,361,000	3,396,929
5.75% 4/15/25 (b)		1,735,000	1,842,917
Aramark Services, Inc.:
4.75% 6/1/26		3,998,000	3,938,030
5% 2/1/28 (b)		20,460,000	20,153,100
6.375% 5/1/25 (b)		5,650,000	5,914,364
Boyd Gaming Corp.:
4.75% 12/1/27 (b)		4,730,000	4,356,141
6% 8/15/26		1,810,000	1,760,243
6.375% 4/1/26		3,955,000	3,934,039
Caesars Resort Collection LLC 5.25% 10/15/25 (b)		10,264,000	9,128,545
Carnival Corp. 11.5% 4/1/23 (b)		805,000	857,126
Eldorado Resorts, Inc.:
6% 4/1/25		4,324,000	4,414,977
6% 9/15/26		615,000	642,675
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		9,360,000	8,424,000
Golden Nugget, Inc. 6.75% 10/15/24 (b)		8,960,000	7,235,200
Hilton Domestic Operating Co., Inc.:
4.25% 9/1/24		4,638,000	4,638,000
5.75% 5/1/28 (b)		420,000	433,650
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		1,644,000	1,631,670
4.875% 4/1/27		975,000	967,688
Marriott Ownership Resorts, Inc.:
4.75% 1/15/28 (b)		1,395,000	1,228,130
6.125% 9/15/25 (b)		1,365,000	1,414,481
McDonald's Corp.:
3.3% 7/1/25		2,333,000	2,577,149
3.5% 7/1/27		6,642,000	7,425,543
3.6% 7/1/30		7,896,000	8,935,283
4.2% 4/1/50		3,991,000	4,721,358
MCE Finance Ltd. 4.875% 6/6/25 (b)		7,973,000	7,872,824
NagaCorp Ltd. 9.375% 5/21/21 (b)		1,000,000	991,250
NCL Corp. Ltd. 12.25% 5/15/24 (b)		195,000	209,625
Royal Caribbean Cruises Ltd. 10.875% 6/1/23 (b)		1,070,000	1,118,324
Scientific Games Corp. 5% 10/15/25 (b)		3,249,000	3,038,790
Stars Group Holdings BV 7% 7/15/26 (b)		13,260,000	14,055,600
Station Casinos LLC 5% 10/1/25 (b)		3,498,000	3,143,828
Studio City Co. Ltd. 7.25% 11/30/21 (b)		956,000	953,610
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		618,000	562,380
Times Square Hotel Trust 8.528% 8/1/26 (b)		1,110,006	1,195,560
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (b)		3,470,000	3,235,775
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (b)		3,284,000	3,120,227
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (b)		7,548,000	7,000,770
5.5% 3/1/25 (b)		3,035,000	2,942,053
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		5,990,000	5,924,484
5.5% 10/1/27 (b)		4,970,000	4,956,022
Wynn Resorts Ltd. 7.75% 4/15/25 (b)		4,320,000	4,487,400
Yum! Brands, Inc. 7.75% 4/1/25 (b)		9,860,000	10,895,300
			192,361,329
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (b)		505,000	464,449
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 4.7189% 7/15/21 (b)(c)(e)		898,000	891,265
5.125% 7/15/23 (b)		2,774,000	2,808,675
7% 7/15/24 (b)		2,995,000	3,010,903
			7,175,292
Internet & Direct Marketing Retail - 0.0%
Expedia, Inc.:
6.25% 5/1/25 (b)		575,000	613,369
7% 5/1/25 (b)		180,000	192,274
			805,643
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22		7,080,000	7,253,358
3% 11/19/24		16,110,000	16,422,336
Mattel, Inc.:
5.875% 12/15/27 (b)		1,375,000	1,399,063
6.75% 12/31/25 (b)		8,957,000	9,337,673
			34,412,430
Multiline Retail - 0.1%
John Lewis PLC 6.125% 1/21/25	GBP	4,985,000	6,044,427
Macy's, Inc. 8.375% 6/15/25 (b)(f)		710,000	719,763
Marks & Spencer PLC 3.25% 7/10/27 (Reg. S) (g)	GBP	3,650,000	4,154,903
Nordstrom, Inc. 8.75% 5/15/25 (b)		245,000	263,097
Target Corp.:
2.25% 4/15/25		6,435,000	6,858,688
2.65% 9/15/30		5,577,000	6,064,754
			24,105,632
Specialty Retail - 0.8%
AutoNation, Inc. 4.75% 6/1/30		2,958,000	3,079,615
AutoZone, Inc.:
3.625% 4/15/25		4,471,000	4,910,157
4% 4/15/30		20,750,000	23,356,692
Lowe's Companies, Inc.:
4% 4/15/25		6,209,000	7,018,957
4.5% 4/15/30		15,047,000	18,101,317
5% 4/15/40		9,604,000	12,259,260
5.125% 4/15/50		11,280,000	15,184,499
O'Reilly Automotive, Inc. 4.2% 4/1/30		4,640,000	5,236,106
Staples, Inc. 10.75% 4/15/27 (b)		750,000	510,278
The Home Depot, Inc.:
2.5% 4/15/27		2,950,000	3,212,581
2.7% 4/15/30		10,506,000	11,466,885
3.3% 4/15/40		13,095,000	14,625,126
3.35% 4/15/50		9,819,000	11,097,490
TJX Companies, Inc.:
3.5% 4/15/25		7,277,000	8,130,206
3.75% 4/15/27		16,937,000	19,217,936
3.875% 4/15/30		31,450,000	36,936,051
4.5% 4/15/50		12,720,000	16,122,453
			210,465,609
Textiles, Apparel & Luxury Goods - 0.2%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)(d)		425,000	45,023
NIKE, Inc.:
2.4% 3/27/25		2,753,000	2,953,210
2.75% 3/27/27		6,194,000	6,772,519
2.85% 3/27/30		11,281,000	12,535,013
3.25% 3/27/40		9,462,000	10,552,715
3.375% 3/27/50		7,433,000	8,593,675
The William Carter Co. 5.625% 3/15/27 (b)		2,460,000	2,512,865
Wolverine World Wide, Inc. 6.375% 5/15/25 (b)		5,870,000	6,075,450
			50,040,470
TOTAL CONSUMER DISCRETIONARY			677,332,054
CONSUMER STAPLES - 3.3%
Beverages - 1.6%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		23,011,000	26,272,774
4.9% 2/1/46		28,689,000	33,194,640
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		33,300,000	36,543,662
4.35% 6/1/40		13,754,000	15,354,379
4.5% 6/1/50		35,000,000	39,113,740
4.6% 6/1/60		14,912,000	16,848,313
4.75% 4/15/58		17,929,000	20,419,508
5.45% 1/23/39		18,170,000	22,330,365
5.55% 1/23/49		34,229,000	42,916,672
5.8% 1/23/59 (Reg. S)		36,395,000	47,908,446
Central American Bottling Corp. 5.75% 1/31/27 (b)		188,000	191,995
Constellation Brands, Inc. 4.25% 5/1/23		3,316,000	3,623,462
PepsiCo, Inc.:
2.625% 3/19/27		2,609,000	2,853,324
2.75% 3/19/30		19,500,000	21,546,361
3.5% 3/19/40		8,776,000	10,499,610
3.625% 3/19/50		19,500,000	23,364,693
3.875% 3/19/60		6,958,000	8,725,918
The Coca-Cola Co.:
3.375% 3/25/27		24,915,000	28,463,506
3.45% 3/25/30		13,895,000	16,122,668
4.125% 3/25/40		7,875,000	9,782,791
4.2% 3/25/50		14,508,000	18,748,296
			444,825,123
Food & Staples Retailing - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 2/15/23 (b)		145,000	145,754
ESAL GmbH 6.25% 2/5/23 (b)		3,053,000	3,082,004
Performance Food Group, Inc. 6.875% 5/1/25 (b)		5,895,000	6,175,013
Sysco Corp.:
5.65% 4/1/25		10,949,000	12,470,382
5.95% 4/1/30		13,280,000	15,969,346
6.6% 4/1/40		13,280,000	16,644,191
6.6% 4/1/50		13,280,000	17,147,716
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	1,600,000	2,053,814
U.S. Foods, Inc. 6.25% 4/15/25 (b)		3,915,000	4,056,919
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		6,403,000	6,587,927
			84,333,066
Food Products - 0.4%
Archer Daniels Midland Co.:
2.75% 3/27/25		3,892,000	4,195,086
3.25% 3/27/30		6,473,000	7,316,419
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		1,647,000	1,638,765
Conagra Brands, Inc. 3.8% 10/22/21		3,969,000	4,124,568
Darling Ingredients, Inc. 5.25% 4/15/27 (b)		2,600,000	2,704,000
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		1,207,000	1,273,008
JBS Investments II GmbH 7% 1/15/26 (b)		517,000	549,545
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		17,610,000	18,050,250
5.875% 7/15/24 (b)		23,400,000	23,780,250
6.75% 2/15/28 (b)		1,480,000	1,601,834
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)		4,445,000	4,611,688
6.5% 4/15/29 (b)		12,545,000	13,642,688
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (b)		7,465,000	7,817,348
MHP SA 7.75% 5/10/24 (b)		900,000	911,813
Post Holdings, Inc.:
4.625% 4/15/30 (b)		640,000	631,200
5% 8/15/26 (b)		6,204,000	6,359,100
5.5% 12/15/29 (b)		6,955,000	7,267,975
5.625% 1/15/28 (b)		1,905,000	1,995,488
5.75% 3/1/27 (b)		8,629,000	8,995,733
			117,466,758
Household Products - 0.1%
Kimberly-Clark Corp. 3.1% 3/26/30		1,644,000	1,877,528
Procter & Gamble Co.:
2.8% 3/25/27		3,312,000	3,674,068
3% 3/25/30		7,941,000	9,099,429
3.55% 3/25/40		5,725,000	6,907,307
3.6% 3/25/50		5,553,000	6,971,910
			28,530,242
Personal Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (b)		1,223,000	1,258,161
Tobacco - 0.9%
Altria Group, Inc.:
2.85% 8/9/22		6,099,000	6,332,297
3.875% 9/16/46		28,850,000	28,365,705
4% 1/31/24		4,082,000	4,460,393
4.25% 8/9/42		17,795,000	18,179,892
4.5% 5/2/43		11,887,000	12,593,770
4.8% 2/14/29		17,974,000	20,585,420
5.375% 1/31/44		21,453,000	25,206,995
5.95% 2/14/49		14,275,000	18,255,313
BAT Capital Corp. 4.7% 4/2/27		2,600,000	2,907,899
BAT International Finance PLC 3.95% 6/15/25 (b)		3,070,000	3,323,190
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (b)		12,741,000	12,757,643
3.5% 7/26/26 (b)		12,260,000	12,557,229
3.75% 7/21/22 (b)		12,933,000	13,248,879
4.25% 7/21/25 (b)		11,765,000	12,465,289
Reynolds American, Inc.:
3.25% 6/12/20		2,086,000	2,087,352
4% 6/12/22		7,254,000	7,618,992
4.45% 6/12/25		19,449,000	21,501,356
5.7% 8/15/35		2,699,000	3,202,303
5.85% 8/15/45		22,737,000	27,270,495
6.15% 9/15/43		2,874,000	3,450,299
7.25% 6/15/37		3,221,000	4,157,497
			260,528,208
TOTAL CONSUMER STAPLES			936,941,558
ENERGY - 5.9%
Energy Equipment & Services - 0.1%
ADES International Holding Ltd. 8.625% 4/24/24 (b)		1,475,000	1,198,898
Borets Finance DAC 6.5% 4/7/22 (b)		676,000	644,313
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21		12,030,000	12,480,370
Halliburton Co.:
3.8% 11/15/25		382,000	404,167
4.85% 11/15/35		5,447,000	5,504,849
Jonah Energy LLC 7.25% 10/15/25 (b)		4,725,000	236,250
Noble Holding International Ltd.:
7.95% 4/1/25 (c)		4,823,000	144,690
8.95% 4/1/45 (c)		4,655,000	141,978
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		366,000	420,671
Summit Midstream Holdings LLC:
5.5% 8/15/22		1,285,000	616,800
5.75% 4/15/25		6,522,000	2,789,525
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		602,000	611,406
7.625% 11/7/24 (b)		1,000,000	1,035,000
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		645,000	580,500
U.S.A. Compression Partners LP:
6.875% 4/1/26		3,685,000	3,546,813
6.875% 9/1/27		1,210,000	1,152,525
Valaris PLC:
5.2% 3/15/25		5,023,000	401,840
5.75% 10/1/44		4,970,000	397,600
Weatherford International Ltd. 11% 12/1/24 (b)		2,989,000	1,998,894
			34,307,089
Oil, Gas & Consumable Fuels - 5.8%
Amerada Hess Corp.:
7.125% 3/15/33		3,656,000	3,974,611
7.3% 8/15/31		4,354,000	4,674,953
Canadian Natural Resources Ltd.:
3.9% 2/1/25		15,925,000	16,793,981
5.85% 2/1/35		6,942,000	7,476,759
Cenovus Energy, Inc. 4.25% 4/15/27		22,916,000	20,798,233
Cheniere Energy Partners LP:
5.25% 10/1/25		22,162,000	22,383,620
5.625% 10/1/26		8,812,000	8,968,854
Chesapeake Energy Corp.:
7% 10/1/24		1,905,000	71,438
8% 1/15/25		4,616,000	69,240
8% 6/15/27		9,234,000	138,510
Citgo Holding, Inc. 9.25% 8/1/24 (b)		1,165,000	1,121,313
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		12,335,000	12,088,300
Columbia Pipeline Group, Inc.:
3.3% 6/1/20		9,868,000	9,868,000
4.5% 6/1/25		2,999,000	3,365,158
Comstock Resources, Inc. 9.75% 8/15/26		7,539,000	7,011,270
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)		5,945,000	5,172,150
5.75% 4/1/25		8,558,000	7,958,940
6.25% 4/1/23		8,235,000	7,843,838
CVR Energy, Inc.:
5.25% 2/15/25 (b)		7,785,000	7,006,500
5.75% 2/15/28 (b)		750,000	666,563
DCP Midstream LLC:
4.75% 9/30/21 (b)		7,220,000	7,075,600
5.85% 5/21/43 (b)(c)		16,107,000	10,107,143
DCP Midstream Operating LP:
3.875% 3/15/23		3,524,000	3,330,180
5.125% 5/15/29		11,325,000	10,305,750
5.375% 7/15/25		5,606,000	5,421,394
Denbury Resources, Inc.:
7.75% 2/15/24 (b)		5,405,000	2,216,050
9% 5/15/21 (b)		4,001,000	1,720,430
9.25% 3/31/22 (b)		7,229,000	2,891,600
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		4,232,087	2,134,559
Duke Energy Field Services 6.45% 11/3/36 (b)		8,754,000	7,178,280
Ecopetrol SA 6.875% 4/29/30		715,000	817,960
EG Global Finance PLC:
6.75% 2/7/25 (b)		5,870,000	5,942,142
8.5% 10/30/25 (b)		8,795,000	9,168,788
El Paso Corp. 6.5% 9/15/20		10,282,000	10,377,538
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		5,762,000	6,093,315
Enable Midstream Partners LP 3.9% 5/15/24 (c)		2,707,000	2,456,655
Enbridge Energy Partners LP 4.2% 9/15/21		8,493,000	8,755,135
Enbridge, Inc.:
4% 10/1/23		9,942,000	10,711,083
4.25% 12/1/26		4,925,000	5,449,723
Energy Transfer Partners LP:
3.75% 5/15/30		8,703,000	8,579,769
4.2% 9/15/23		3,683,000	3,828,905
4.25% 3/15/23		3,594,000	3,726,963
4.5% 4/15/24		4,042,000	4,258,954
4.95% 6/15/28		12,566,000	13,237,624
5% 5/15/50		19,455,000	18,640,122
5.25% 4/15/29		6,576,000	7,044,108
5.8% 6/15/38		7,006,000	7,225,598
6% 6/15/48		4,563,000	4,820,871
6.25% 4/15/49		4,516,000	4,901,725
Enterprise Products Operating LP 3.75% 2/15/25		6,359,000	6,994,611
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (b)(d)		596,000	77,480
Exxon Mobil Corp. 3.482% 3/19/30		61,580,000	69,818,028
Frontera Energy Corp. 9.7% 6/25/23 (b)		768,000	528,000
GeoPark Ltd. 6.5% 9/21/24 (b)		990,000	928,125
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		1,134,000	1,091,475
Global Partners LP/GLP Finance Corp.:
7% 6/15/23		7,213,000	6,834,318
7% 8/1/27		3,700,000	3,217,890
Hess Corp.:
4.3% 4/1/27		3,221,000	3,240,702
5.6% 2/15/41		5,395,000	5,353,039
5.8% 4/1/47		15,757,000	15,823,989
Hess Midstream Partners LP:
5.125% 6/15/28 (b)		4,372,000	4,131,540
5.625% 2/15/26 (b)		9,327,000	9,000,555
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (b)		3,964,000	3,488,320
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)		6,695,000	6,594,575
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		3,311,000	3,017,149
KazMunaiGaz National Co.:
3.875% 4/19/22 (b)		895,000	906,859
4.75% 4/24/25 (b)		313,000	330,117
Kinder Morgan Energy Partners LP:
3.45% 2/15/23		6,689,000	6,996,592
3.5% 3/1/21		7,224,000	7,307,702
5.5% 3/1/44		27,364,000	32,702,828
6.55% 9/15/40		1,203,000	1,514,631
Kinder Morgan, Inc.:
5% 2/15/21 (b)		6,757,000	6,875,283
5.05% 2/15/46		3,092,000	3,553,951
5.55% 6/1/45		7,786,000	9,535,590
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		4,025,000	3,255,219
Marathon Petroleum Corp. 5.125% 3/1/21		6,484,000	6,632,680
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (b)		345,000	291,205
MEG Energy Corp.:
7% 3/31/24 (b)		1,806,000	1,738,275
7.125% 2/1/27 (b)		4,385,000	3,993,069
MPLX LP:
3 month U.S. LIBOR + 0.900% 1.8989% 9/9/21 (c)(e)		5,829,000	5,641,133
3 month U.S. LIBOR + 1.100% 2.0989% 9/9/22 (c)(e)		8,773,000	8,283,515
4.5% 7/15/23		6,299,000	6,614,316
4.8% 2/15/29		3,672,000	4,003,412
4.875% 12/1/24		8,532,000	9,153,317
5.5% 2/15/49		11,018,000	12,473,700
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		1,770,000	1,731,281
7.625% 11/8/26 (b)		565,000	518,034
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		7,356,000	1,599,930
Occidental Petroleum Corp.:
2.6% 8/13/21		5,678,000	5,467,914
2.7% 8/15/22		5,018,000	4,589,965
2.9% 8/15/24		18,712,000	14,876,040
3.2% 8/15/26		2,231,000	1,627,961
3.4% 4/15/26		1,065,000	785,438
3.5% 8/15/29		7,032,000	4,729,020
4.3% 8/15/39		2,539,000	1,504,358
4.4% 4/15/46		2,190,000	1,316,738
4.4% 8/15/49		2,199,000	1,302,908
4.5% 7/15/44		30,708,000	18,424,800
4.85% 3/15/21		4,287,000	4,201,260
5.55% 3/15/26		21,747,000	18,484,950
6.2% 3/15/40		1,475,000	1,006,688
6.45% 9/15/36		22,556,000	16,183,930
6.6% 3/15/46		18,160,000	12,621,200
7.5% 5/1/31		31,005,000	25,424,100
Pampa Holding SA 7.375% 7/21/23 (b)		1,133,000	945,701
Pan American Energy LLC 7.875% 5/7/21 (b)		60,000	60,713
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (b)		6,335,000	6,859,031
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		4,743,000	4,517,708
Pemex Project Funding Master Trust:
6.625% 6/15/35		4,853,000	3,873,119
8.625% 2/1/22		650,000	677,016
Petrobras Global Finance BV:
5.093% 1/15/30 (b)		99,848,000	95,155,144
5.6% 1/3/31		215,000	211,356
5.75% 2/1/29		840,000	838,651
6.125% 1/17/22		535,000	556,233
6.25% 3/17/24		3,185,000	3,343,753
6.9% 3/19/49		540,000	536,490
7.25% 3/17/44		28,700,000	29,730,330
8.75% 5/23/26		2,519,000	2,946,443
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		1,640,000	1,653,069
Petroleos de Venezuela SA:
5.375% 4/12/27 (d)		621,100	19,565
6% 5/16/24 (b)(d)		3,207,669	101,042
6% 11/15/26 (b)(d)		2,790,167	87,890
12.75% 2/17/22 (b)(d)		172,000	5,418
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 4.4181% 3/11/22 (c)(e)		890,000	846,154
2.5% 11/24/22 (Reg. S)	EUR	1,954,000	1,995,515
2.75% 4/21/27 (Reg. S)	EUR	2,345,000	2,106,044
3.5% 1/30/23		1,850,000	1,747,325
3.625% 11/24/25 (Reg. S)	EUR	1,421,000	1,400,419
3.75% 2/21/24 (Reg. S)	EUR	8,001,000	8,257,029
4.5% 1/23/26		22,915,000	19,531,371
4.875% 1/24/22		1,485,000	1,464,359
4.875% 1/18/24		6,401,000	5,997,737
5.375% 3/13/22		770,000	757,526
5.5% 1/21/21		435,000	435,000
5.95% 1/28/31 (b)		59,072,000	47,774,480
6.35% 2/12/48		43,373,000	31,628,407
6.375% 2/4/21		325,000	324,594
6.49% 1/23/27 (b)		36,590,000	32,153,463
6.5% 3/13/27		58,538,000	51,696,371
6.5% 6/2/41		680,000	518,765
6.75% 9/21/47		31,923,000	24,780,229
6.84% 1/23/30 (b)		80,806,000	69,088,629
6.95% 1/28/60 (b)		23,467,000	17,928,788
7.69% 1/23/50 (b)		54,095,000	45,034,088
Petronas Capital Ltd. 3.5% 4/21/30 (b)		885,000	979,845
Phillips 66 Co.:
3.7% 4/6/23		1,863,000	1,990,634
3.85% 4/9/25		2,401,000	2,642,018
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		4,919,000	4,645,913
3.6% 11/1/24		4,912,000	4,908,484
3.65% 6/1/22		4,550,000	4,559,240
PT Adaro Indonesia 4.25% 10/31/24 (b)		2,590,000	2,347,997
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22		7,228,000	7,613,768
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (b)		31,000,000	33,932,764
Sanchez Energy Corp. 7.25% 2/15/23 (b)(d)		7,883,000	78,830
Saudi Arabian Oil Co.:
3.5% 4/16/29 (b)		4,580,000	4,890,581
4.25% 4/16/39 (b)		3,660,000	3,983,910
4.375% 4/16/49 (b)		3,480,000	3,843,225
Southwestern Energy Co. 6.2% 1/23/25 (c)		21,859,000	19,633,754
Sunoco Logistics Partner Operations LP 5.4% 10/1/47		32,027,000	31,813,350
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		4,565,000	4,632,060
5.5% 2/15/26		3,275,000	3,291,375
5.875% 3/15/28		2,625,000	2,657,813
6% 4/15/27		125,000	128,310
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23		5,050,000	4,937,335
5.125% 2/1/25		6,329,000	6,303,368
5.875% 4/15/26		3,705,000	3,769,838
6.75% 3/15/24		6,196,000	6,300,558
Tecpetrol SA 4.875% 12/12/22 (b)		505,000	455,920
The Williams Companies, Inc.:
3.5% 11/15/30		32,834,000	34,387,160
4.55% 6/24/24		21,661,000	23,482,373
5.75% 6/24/44		12,223,000	14,260,689
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (b)		3,952,000	4,205,524
3.95% 5/15/50 (b)		12,733,000	13,513,515
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		1,363,000	1,122,132
Tullow Oil PLC:
6.25% 4/15/22 (b)		6,515,000	4,283,613
6.25% 4/15/22 (Reg. S)		1,470,000	966,525
Valero Energy Corp.:
2.7% 4/15/23		6,494,000	6,719,005
2.85% 4/15/25		3,736,000	3,927,631
Viper Energy Partners LP 5.375% 11/1/27 (b)		6,915,000	6,863,138
Western Gas Partners LP:
3.1% 2/1/25		2,215,000	2,061,323
3.95% 6/1/25		3,216,000	2,989,915
4% 7/1/22		1,135,000	1,115,841
4.05% 2/1/30		3,675,000	3,297,210
4.65% 7/1/26		6,294,000	5,870,540
4.75% 8/15/28		3,701,000	3,349,405
5.25% 2/1/50		775,000	627,518
5.3% 3/1/48		2,205,000	1,719,900
Williams Partners LP:
3.6% 3/15/22		6,891,000	7,091,172
3.9% 1/15/25		16,989,000	18,172,063
4% 11/15/21		6,456,000	6,647,840
4% 9/15/25		1,911,000	2,060,998
4.125% 11/15/20		1,528,000	1,532,167
4.3% 3/4/24		26,077,000	28,040,211
4.5% 11/15/23		4,667,000	5,013,927
YPF SA:
8.5% 3/23/21 (b)		2,270,000	1,679,800
8.5% 3/23/21 (Reg. S)		4,650,000	3,441,000
8.5% 6/27/29 (b)		565,000	347,652
8.75% 4/4/24 (b)		6,629,000	4,560,089
			1,635,485,631
TOTAL ENERGY			1,669,792,720
FINANCIALS - 14.9%
Banks - 5.8%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (c)		3,200,000	3,295,416
AIB Group PLC 1.875% 11/19/29 (Reg. S) (c)	EUR	2,400,000	2,487,196
Akbank TAS:
5.125% 3/31/25 (b)		300,000	279,750
7.2% 3/16/27 (b)(c)		1,282,000	1,207,884
Alfa Bond Issuance PLC 5.95% 4/15/30 (b)(c)		600,000	582,750
Alpha Bank AE 4.25% 2/13/30 (Reg. S) (c)	EUR	1,350,000	1,130,776
Banco BMG SA 8.875% 8/5/20 (b)		50,000	48,438
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		262,000	253,239
Banco Do Brasil SA 8.5% (b)(c)(h)		525,000	531,234
Banco Espirito Santo SA 4% 12/31/49 (Reg. S) (d)	EUR	1,300,000	230,890
Banco Macro SA 6.75% 11/4/26 (b)(c)		2,335,000	1,670,255
Bank Ireland Group PLC:
2.375% 10/14/29 (Reg. S) (c)	EUR	3,900,000	4,138,884
3.125% 9/19/27 (Reg. S) (c)	GBP	2,600,000	3,159,977
Bank of America Corp.:
2.496% 2/13/31 (c)		10,000,000	10,178,306
3.004% 12/20/23 (c)		32,898,000	34,375,466
3.3% 1/11/23		574,000	607,496
3.419% 12/20/28 (c)		14,844,000	16,150,739
3.5% 4/19/26		13,098,000	14,514,238
3.705% 4/24/28 (c)		20,736,000	22,828,805
3.864% 7/23/24 (c)		43,427,000	47,015,126
3.95% 4/21/25		10,930,000	11,942,103
4.1% 7/24/23		7,314,000	7,997,493
4.2% 8/26/24		25,822,000	28,477,157
4.25% 10/22/26		9,380,000	10,531,113
4.45% 3/3/26		4,916,000	5,536,309
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		930,000	814,913
Barclays Bank PLC 1.7% 5/12/22		11,119,000	11,270,852
Barclays PLC:
2% 2/7/28 (Reg. S) (c)	EUR	2,350,000	2,533,062
2.625% 11/11/25 (Reg. S) (c)	EUR	4,350,000	4,798,519
2.852% 5/7/26 (c)		31,500,000	32,271,074
3.25% 1/12/21		13,452,000	13,615,173
3.932% 5/7/25 (c)		5,127,000	5,459,337
4.375% 1/12/26		15,982,000	17,577,643
5.088% 6/20/30 (c)		26,155,000	29,147,419
5.2% 5/12/26		12,530,000	13,754,181
Biz Finance PLC:
9.625% 4/27/22 (b)		1,161,000	1,171,884
9.75% 1/22/25 (b)		200,000	201,000
BTA Bank JSC 5.5% 12/21/22 (b)		1,794,268	1,780,251
Capital One NA 2.15% 9/6/22		14,297,000	14,477,207
CBOM Finance PLC:
4.7% 1/29/25 (b)		345,000	331,416
5.55% 2/14/23 (b)		958,000	965,784
Citigroup, Inc.:
2.666% 1/29/31 (c)		10,000,000	10,140,502
2.75% 4/25/22		15,927,000	16,429,480
3.142% 1/24/23 (c)		14,530,000	14,951,484
3.352% 4/24/25 (c)		17,534,000	18,653,111
4.05% 7/30/22		3,378,000	3,570,582
4.3% 11/20/26		7,797,000	8,677,653
4.4% 6/10/25		31,901,000	35,287,197
4.412% 3/31/31 (c)		42,031,000	48,408,597
4.45% 9/29/27		19,254,000	21,405,029
4.6% 3/9/26		8,567,000	9,593,924
5.5% 9/13/25		14,874,000	17,397,966
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		10,185,000	10,626,631
Commerzbank AG 4% 12/5/30 (Reg. S) (c)	EUR	900,000	994,320
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)		9,644,000	9,976,655
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25		12,391,000	13,455,409
3.8% 9/15/22		19,558,000	20,646,632
3.8% 6/9/23		23,347,000	24,784,661
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	1,489,000	1,776,980
Danske Bank A/S:
0.5% 8/27/25 (Reg. S) (c)	EUR	2,520,000	2,694,384
1.375% 5/24/22 (Reg. S)	EUR	2,150,000	2,395,347
2.25% 1/14/28 (Reg. S) (c)	GBP	3,450,000	4,179,020
5% 1/12/22 (b)		5,210,000	5,458,658
5.375% 1/12/24 (Reg. S)		6,050,000	6,609,704
Development Bank of Mongolia 7.25% 10/23/23 (b)		306,000	265,073
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		500,000	486,406
Discover Bank 4.2% 8/8/23		11,373,000	12,139,057
Fidelity Bank PLC 10.5% 10/16/22 (b)		421,000	412,054
Fifth Third Bancorp 8.25% 3/1/38		2,973,000	4,464,354
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		2,613,000	2,580,338
HAT Holdings I LLC/HAT Holdings II LLC:
5.25% 7/15/24 (b)		670,000	678,375
6% 4/15/25 (b)		705,000	727,913
HSBC Holdings PLC:
4.25% 3/14/24		3,945,000	4,202,628
4.95% 3/31/30		5,616,000	6,593,251
Huntington Bancshares, Inc. 7% 12/15/20		1,816,000	1,869,986
Intesa Sanpaolo SpA:
3.875% 7/14/27 (b)		5,666,000	5,646,826
5.017% 6/26/24 (b)		4,094,000	4,105,102
5.71% 1/15/26 (b)		27,047,000	27,816,495
Itau Unibanco Holding SA 6.2% 12/21/21 (Reg. S)		624,000	646,620
JPMorgan Chase & Co.:
2.739% 10/15/30 (c)		10,000,000	10,380,996
2.95% 10/1/26		11,773,000	12,692,249
2.956% 5/13/31 (c)		16,800,000	17,295,534
3.25% 9/23/22		11,737,000	12,368,698
3.797% 7/23/24 (c)		44,260,000	47,561,279
3.875% 9/10/24		22,801,000	25,055,958
4.125% 12/15/26		20,651,000	23,305,223
4.25% 10/15/20		4,456,000	4,518,991
4.452% 12/5/29 (c)		40,200,000	46,925,199
4.493% 3/24/31 (c)		60,900,000	72,330,147
4.5% 1/24/22		14,045,000	14,930,876
4.625% 5/10/21		4,382,000	4,549,794
Luminor Bank A/S Estonia 1.375% 10/21/22 (Reg. S)	EUR	1,250,000	1,366,735
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (c)	EUR	11,584,000	12,948,882
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		586,500	592,365
Rabobank Nederland 4.375% 8/4/25		16,524,000	18,305,046
Regions Financial Corp. 2.25% 5/18/25		25,212,000	25,685,004
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (c)		18,007,000	18,430,957
3.622% 8/14/30 (Reg. S) (c)	GBP	1,250,000	1,572,464
4.8% 4/5/26		15,141,000	16,961,957
5.125% 5/28/24		44,276,000	47,635,808
6% 12/19/23		74,798,000	82,410,747
6.1% 6/10/23		26,301,000	28,719,663
6.125% 12/15/22		27,112,000	29,267,464
Royal Bank of Scotland PLC 2.375% 5/21/23 (b)		33,596,000	33,884,153
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		1,330,000	1,307,141
TBC Bank JSC 5.75% 6/19/24 (b)		340,000	333,413
Turkiye Garanti Bankasi A/S:
6.125% 5/24/27 (b)(c)		1,355,000	1,231,780
6.25% 4/20/21 (Reg. S)		2,600,000	2,642,250
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (b)		1,792,000	1,747,760
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (c)	EUR	5,050,000	4,933,062
6.572% 1/14/22 (b)		23,534,000	24,527,968
Wells Fargo & Co.:
2.406% 10/30/25 (c)		18,129,000	18,607,014
2.572% 2/11/31 (c)		10,000,000	10,095,096
4.478% 4/4/31 (c)		58,414,000	68,242,389
5.013% 4/4/51 (c)		83,211,000	109,480,825
Westpac Banking Corp. 4.11% 7/24/34 (c)		13,519,000	14,538,288
			1,627,472,334
Capital Markets - 3.8%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		13,384,000	14,372,644
4.25% 2/15/24		9,340,000	10,049,728
Ares Capital Corp. 4.2% 6/10/24		31,505,000	30,142,446
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)		38,976,000	39,855,245
3.869% 1/12/29 (b)(c)		11,793,000	12,718,217
4.194% 4/1/31 (b)(c)		37,508,000	41,600,355
4.207% 6/12/24 (b)(c)		18,061,000	19,287,635
5.75% 9/18/25 (Reg. S) (c)	EUR	3,925,000	4,395,017
6.5% 8/8/23 (Reg. S)		11,485,000	12,403,341
Deutsche Bank AG:
1.625% 1/20/27 (Reg. S)	EUR	5,100,000	5,423,041
4.5% 4/1/25		51,329,000	50,592,553
Deutsche Bank AG London Branch 4.1% 1/13/26		5,495,000	5,674,223
Deutsche Bank AG New York Branch:
3.15% 1/22/21		18,290,000	18,305,680
3.3% 11/16/22		30,321,000	30,603,568
5% 2/14/22		29,755,000	30,681,015
Goldman Sachs Group, Inc.:
2.6% 2/7/30		10,000,000	10,156,970
2.876% 10/31/22 (c)		64,328,000	65,725,420
3.2% 2/23/23		10,830,000	11,388,576
3.691% 6/5/28 (c)		128,004,000	139,884,485
3.75% 5/22/25		12,741,000	13,874,587
3.8% 3/15/30		70,690,000	78,149,382
4.25% 10/21/25		5,020,000	5,578,670
6.75% 10/1/37		6,976,000	9,647,169
Intercontinental Exchange, Inc. 2.75% 12/1/20		4,134,000	4,182,052
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	780,000	1,014,494
Moody's Corp.:
3.25% 1/15/28		7,339,000	8,096,928
3.75% 3/24/25		20,324,000	22,665,008
4.875% 2/15/24		6,892,000	7,737,511
Morgan Stanley:
2.699% 1/22/31 (c)		10,000,000	10,289,711
3.125% 1/23/23		8,282,000	8,743,165
3.125% 7/27/26		69,344,000	75,125,537
3.622% 4/1/31 (c)		39,278,000	43,611,682
3.7% 10/23/24		23,877,000	26,199,575
3.737% 4/24/24 (c)		79,634,000	85,018,271
3.95% 4/23/27		2,007,000	2,234,658
4.431% 1/23/30 (c)		14,132,000	16,533,853
4.875% 11/1/22		16,717,000	18,135,985
5% 11/24/25		27,517,000	31,666,094
5.75% 1/25/21		12,664,000	13,082,622
MSCI, Inc. 4.75% 8/1/26 (b)		2,641,000	2,753,243
State Street Corp.:
2.825% 3/30/23 (b)(c)		2,663,000	2,753,686
2.901% 3/30/26 (b)(c)		2,499,000	2,686,231
3.152% 3/30/31 (b)(c)		1,703,000	1,885,849
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	13,533,000	15,297,215
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		12,029,000	13,425,272
			1,073,648,609
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24		22,114,000	18,336,973
3.5% 5/26/22		4,764,000	4,416,998
4.125% 7/3/23		13,016,000	11,587,977
4.45% 12/16/21		9,385,000	8,907,651
4.45% 4/3/26		10,546,000	8,759,212
4.875% 1/16/24		16,603,000	14,845,007
Ally Financial, Inc.:
3.875% 5/21/24		2,530,000	2,555,528
4.625% 3/30/25		2,128,000	2,191,840
5.125% 9/30/24		8,417,000	8,758,983
5.75% 11/20/25		19,837,000	20,630,480
5.8% 5/1/25		20,531,000	22,444,900
8% 11/1/31		12,899,000	16,276,732
Capital One Financial Corp.:
2.6% 5/11/23		29,071,000	29,851,449
3.65% 5/11/27		52,443,000	54,721,029
3.8% 1/31/28		20,732,000	21,779,345
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		615,000	590,784
Discover Financial Services:
3.85% 11/21/22		22,201,000	22,993,314
3.95% 11/6/24		9,389,000	9,945,499
4.1% 2/9/27		15,432,000	16,002,830
4.5% 1/30/26		15,184,000	16,261,982
5.2% 4/27/22		7,992,000	8,418,106
Ford Motor Credit Co. LLC:
3.087% 1/9/23		2,770,000	2,620,420
4.063% 11/1/24		77,591,000	72,935,540
4.535% 3/6/25	GBP	1,000,000	1,074,586
5.085% 1/7/21		9,629,000	9,520,674
5.584% 3/18/24		29,686,000	29,528,664
5.596% 1/7/22		19,922,000	19,872,195
Navient Corp.:
6.5% 6/15/22		7,023,000	6,893,426
6.625% 7/26/21		4,025,000	3,964,625
7.25% 1/25/22		2,491,000	2,478,545
7.25% 9/25/23		3,210,000	3,081,600
Shriram Transport Finance Co. Ltd. 5.1% 7/16/23 (b)		435,000	352,894
Springleaf Finance Corp.:
6.875% 3/15/25		5,415,000	5,345,688
7.125% 3/15/26		1,390,000	1,369,150
Synchrony Financial:
2.85% 7/25/22		5,574,000	5,470,862
3.75% 8/15/21		4,720,000	4,791,494
3.95% 12/1/27		24,512,000	23,445,006
4.25% 8/15/24		4,751,000	4,748,079
4.375% 3/19/24		19,957,000	20,141,315
5.15% 3/19/29		36,585,000	37,433,874
Toyota Motor Credit Corp.:
2.9% 3/30/23		30,215,000	31,789,772
3% 4/1/25		27,637,000	30,054,143
3.375% 4/1/30		8,969,000	10,066,065
			647,255,236
Diversified Financial Services - 0.7%
1MDB Global Investments Ltd. 4.4% 3/9/23		7,800,000	7,216,219
AXA Equitable Holdings, Inc. 3.9% 4/20/23		3,251,000	3,432,255
Brixmor Operating Partnership LP:
3.25% 9/15/23		16,257,000	16,085,595
3.85% 2/1/25		9,126,000	9,154,740
3.875% 8/15/22		13,396,000	13,647,670
4.125% 6/15/26		15,162,000	15,471,471
4.125% 5/15/29		18,497,000	17,864,375
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		2,647,000	1,165,507
Financial & Risk U.S. Holdings, Inc.:
6.25% 5/15/26 (b)		1,150,000	1,227,625
8.25% 11/15/26 (b)		7,600,000	8,303,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24		5,425,000	5,235,125
5.25% 5/15/27		6,375,000	6,072,188
6.25% 5/15/26		3,650,000	3,668,980
6.375% 12/15/25		4,491,000	4,536,314
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		6,780,000	6,407,100
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)		2,423,000	2,052,557
5.5% 2/15/24 (b)		23,372,000	20,075,864
Pine Str Trust Ii 5.568% 2/15/49 (b)		19,200,000	20,364,191
Pine Street Trust I 4.572% 2/15/29 (b)		19,248,000	20,576,176
Sasol Financing International PLC 4.5% 11/14/22		655,000	551,870
Sparc Em Spc 0% 12/5/22 (b)		129,995	122,034
Turkiye Sinai Kalkinma Bankasi A/S 6% 1/23/25 (b)		965,000	906,798
Voya Financial, Inc. 3.125% 7/15/24		8,794,000	9,104,488
			193,242,142
Insurance - 2.3%
AFLAC, Inc. 3.6% 4/1/30		9,266,000	10,698,150
AIA Group Ltd. 3.375% 4/7/30 (b)		28,695,000	30,902,419
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (b)		17,535,000	17,884,648
American International Group, Inc.:
2.5% 6/30/25		55,000,000	56,891,161
3.3% 3/1/21		6,125,000	6,231,785
3.4% 6/30/30		55,000,000	57,713,955
3.875% 1/15/35		12,130,000	13,205,105
4.875% 6/1/22		11,590,000	12,468,654
AmWINS Group, Inc. 7.75% 7/1/26 (b)		11,768,000	12,625,887
Aon Corp. 5% 9/30/20		2,455,000	2,490,044
Cloverie PLC 4.5% 9/11/44 (Reg. S) (c)		4,198,000	4,237,243
Demeter Investments BV 5.75% 8/15/50 (Reg. S) (c)		1,250,000	1,334,425
Direct Line Insurance Group PLC 4% 6/5/32 (Reg. S)	GBP	410,000	504,345
Five Corners Funding Trust II 2.85% 5/15/30 (b)		36,968,000	37,756,082
HUB International Ltd. 7% 5/1/26 (b)		5,545,000	5,695,103
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		8,055,000	9,079,093
Marsh & McLennan Companies, Inc.:
2.25% 11/15/30		9,362,000	9,483,234
4.375% 3/15/29		12,747,000	15,047,477
4.75% 3/15/39		5,849,000	7,344,092
4.8% 7/15/21		4,517,000	4,677,979
4.9% 3/15/49		11,640,000	15,510,807
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)		23,203,000	22,023,934
MetLife, Inc. 3.048% 12/15/22 (c)		7,921,000	8,425,345
Metropolitan Life Global Funding I:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 0.56% 5/28/21 (b)(c)(e)		97,491,000	97,006,738
3% 1/10/23 (b)		5,030,000	5,301,905
New York Life Insurance Co. 3.75% 5/15/50 (b)		6,868,000	7,712,108
Pacific LifeCorp 5.125% 1/30/43 (b)		21,516,000	22,916,443
Pension Insurance Corp. PLC 4.625% 5/7/31 (Reg. S)	GBP	560,000	718,365
Pricoa Global Funding I 5.375% 5/15/45 (c)		11,144,000	11,478,320
Progressive Corp. 3.2% 3/26/30		3,478,000	3,904,621
QBE Insurance Group Ltd. 5.875% (b)(c)(h)		3,175,000	3,249,613
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)		7,600,000	8,368,208
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (b)		15,498,000	15,846,068
4.9% 9/15/44 (b)		11,520,000	14,377,086
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		3,853,000	4,237,688
Unum Group:
3.875% 11/5/25		13,752,000	13,832,097
4% 3/15/24		12,741,000	13,190,633
4% 6/15/29		15,636,000	15,456,297
4.5% 3/15/25		26,906,000	27,945,428
5.625% 9/15/20		5,342,000	5,408,031
5.75% 8/15/42		16,274,000	15,969,811
USI, Inc. 6.875% 5/1/25 (b)		13,270,000	13,596,309
			662,746,736
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		1,226,000	1,054,360
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 3.622% 4/26/23 (b)(c)		5,100,000	5,250,645
Quicken Loans, Inc. 5.25% 1/15/28 (b)		5,220,000	5,267,972
			10,518,617
TOTAL FINANCIALS			4,215,938,034
HEALTH CARE - 2.8%
Biotechnology - 0.1%
AbbVie, Inc. 3.45% 3/15/22 (b)		30,800,000	32,045,947
Health Care Equipment & Supplies - 0.0%
Hologic, Inc.:
4.375% 10/15/25 (b)		2,379,000	2,432,028
4.625% 2/1/28 (b)		443,000	458,505
Teleflex, Inc.:
4.25% 6/1/28 (b)		1,370,000	1,411,100
4.875% 6/1/26		4,444,000	4,577,320
			8,878,953
Health Care Providers & Services - 2.0%
Aetna, Inc. 2.75% 11/15/22		1,281,000	1,327,853
Anthem, Inc. 3.3% 1/15/23		4,104,000	4,355,429
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (b)		1,115,000	1,159,600
Centene Corp.:
3.375% 2/15/30		14,530,000	14,631,710
4.25% 12/15/27		23,725,000	24,783,610
4.625% 12/15/29		24,065,000	25,905,973
4.75% 1/15/25		13,975,000	14,429,188
5.25% 4/1/25 (b)		3,675,000	3,782,935
5.375% 6/1/26 (b)		4,270,000	4,515,525
5.375% 8/15/26 (b)		6,204,000	6,553,968
Cigna Corp.:
3.75% 7/15/23		10,435,000	11,353,583
4.125% 9/15/20 (b)		4,769,000	4,807,327
4.125% 11/15/25		12,150,000	13,843,606
4.375% 10/15/28		19,595,000	22,996,524
4.8% 8/15/38		12,201,000	15,218,063
4.9% 12/15/48		12,189,000	16,073,831
Community Health Systems, Inc.:
6.25% 3/31/23		6,288,000	6,099,360
8% 3/15/26 (b)		9,845,000	9,617,334
8.625% 1/15/24 (b)		8,598,000	8,640,990
CVS Health Corp.:
3% 8/15/26		2,303,000	2,515,454
3.25% 8/15/29		5,292,000	5,721,814
3.625% 4/1/27		7,027,000	7,712,643
3.7% 3/9/23		5,734,000	6,142,530
3.75% 4/1/30		13,386,000	14,981,409
4% 12/5/23		5,431,000	5,919,641
4.1% 3/25/25		48,287,000	53,965,318
4.125% 4/1/40		9,323,000	10,755,122
4.25% 4/1/50		2,645,000	3,101,005
4.3% 3/25/28		41,514,000	47,335,681
4.78% 3/25/38		18,481,000	22,502,501
5.05% 3/25/48		27,172,000	34,884,839
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)(f)		4,825,000	4,812,938
HCA Holdings, Inc.:
4.5% 2/15/27		3,357,000	3,707,569
4.75% 5/1/23		379,000	410,086
5% 3/15/24		4,061,000	4,474,088
5.25% 6/15/26		7,307,000	8,317,684
5.875% 2/15/26		2,434,000	2,724,693
Sabra Health Care LP:
3.9% 10/15/29		342,000	288,571
5.125% 8/15/26		4,710,000	4,584,246
Tenet Healthcare Corp.:
4.625% 7/15/24		3,529,000	3,573,113
4.875% 1/1/26 (b)		2,815,000	2,893,004
5.125% 5/1/25		2,803,000	2,844,484
6.25% 2/1/27 (b)		4,625,000	4,786,875
6.75% 6/15/23		6,838,000	7,162,805
7% 8/1/25		9,668,000	9,714,310
7.5% 4/1/25 (b)		9,220,000	10,049,800
8.125% 4/1/22		21,950,000	22,937,750
Toledo Hospital:
5.325% 11/15/28		6,970,000	7,272,432
6.015% 11/15/48		13,176,000	14,063,101
UnitedHealth Group, Inc.:
2.75% 5/15/40		7,754,000	8,058,183
2.9% 5/15/50		7,071,000	7,344,649
3.125% 5/15/60		13,800,000	14,524,996
Vizient, Inc. 6.25% 5/15/27 (b)		375,000	393,424
			570,573,167
Health Care Technology - 0.0%
IMS Health, Inc. 5% 5/15/27 (b)		4,290,000	4,472,325
Life Sciences Tools & Services - 0.1%
Avantor, Inc. 6% 10/1/24 (b)		1,863,000	1,955,759
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (b)		515,000	519,347
5.5% 4/1/26 (b)		1,805,000	1,884,763
Eurofins Scientific SA 3.75% 7/17/26 (Reg. S)	EUR	2,600,000	2,966,607
Thermo Fisher Scientific, Inc.:
4.133% 3/25/25		12,063,000	13,712,524
4.497% 3/25/30		6,339,000	7,745,310
			28,784,310
Pharmaceuticals - 0.6%
Bayer AG 2.375% 4/2/75 (Reg. S) (c)	EUR	11,360,000	12,578,643
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		20,106,000	22,509,449
Catalent Pharma Solutions 4.875% 1/15/26 (b)		3,265,000	3,338,463
Elanco Animal Health, Inc.:
4.662% 8/27/21 (c)		3,218,000	3,274,315
5.022% 8/28/23 (c)		10,157,000	10,725,973
5.65% 8/28/28 (c)		4,279,000	4,728,295
Mylan NV:
3.15% 6/15/21		13,528,000	13,776,993
3.95% 6/15/26		7,088,000	7,712,217
4.55% 4/15/28		13,507,000	15,166,456
Perrigo Finance PLC 3.5% 12/15/21		982,000	979,175
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		669,000	640,568
3.65% 11/10/21		221,000	218,927
Teva Pharmaceutical Finance Netherlands III BV:
0.375% 7/25/20 (Reg. S)	EUR	4,302,492	4,748,471
1.25% 3/31/23 (Reg. S)	EUR	2,100,000	2,196,134
2.2% 7/21/21		2,475,000	2,426,614
2.8% 7/21/23		14,614,000	13,810,230
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)		9,132,000	9,433,539
5.75% 8/15/27 (b)		4,020,000	4,302,204
5.875% 5/15/23 (b)		152,000	151,906
6.125% 4/15/25 (b)		5,375,000	5,454,496
7% 3/15/24 (b)		7,310,000	7,564,315
9% 12/15/25 (b)		618,000	675,938
Zoetis, Inc.:
3.25% 2/1/23		3,117,000	3,254,067
3.45% 11/13/20		3,299,000	3,329,235
			152,996,623
TOTAL HEALTH CARE			797,751,325
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.6%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)		5,811,000	6,282,483
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		6,329,000	6,007,424
Bombardier, Inc.:
6.125% 1/15/23 (b)		10,365,000	6,301,920
7.5% 3/15/25 (b)		1,914,000	1,162,755
7.875% 4/15/27 (b)		2,210,000	1,331,525
BWX Technologies, Inc. 5.375% 7/15/26 (b)		6,413,000	6,591,794
Embraer Overseas Ltd. 5.696% 9/16/23 (b)		320,000	308,800
Embraer SA 5.15% 6/15/22		710,000	706,450
Moog, Inc. 4.25% 12/15/27 (b)		5,155,000	4,918,076
Rolls-Royce PLC 3.375% 6/18/26	GBP	6,820,000	7,533,516
Thales SA 1% 5/15/28 (Reg. S)	EUR	2,900,000	3,230,541
The Boeing Co.:
5.04% 5/1/27		13,707,000	14,552,225
5.15% 5/1/30		13,707,000	14,636,794
5.705% 5/1/40		13,710,000	15,006,348
5.805% 5/1/50		13,700,000	15,507,298
5.93% 5/1/60		13,710,000	15,870,953
TransDigm UK Holdings PLC 6.875% 5/15/26		1,760,000	1,633,069
TransDigm, Inc.:
5.5% 11/15/27 (b)		23,115,000	20,976,863
6.25% 3/15/26 (b)		12,090,000	12,362,025
6.375% 6/15/26		1,655,000	1,539,150
6.5% 5/15/25		6,093,000	5,894,978
7.5% 3/15/27		1,635,000	1,609,036
8% 12/15/25 (b)		8,905,000	9,617,400
			173,581,423
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		13,657,000	10,153,980
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		4,253,000	4,447,043
XPO Logistics, Inc. 6.25% 5/1/25 (b)		7,295,000	7,613,062
			22,214,085
Airlines - 0.0%
Aerovias de Mexico SA de CV 7% 2/5/25 (b)		390,000	92,991
Azul Investments LLP 5.875% 10/26/24 (b)		2,323,000	862,414
			955,405
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		8,116,000	8,116,000
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		975,000	708,094
			8,824,094
Commercial Services & Supplies - 0.1%
APX Group, Inc. 7.625% 9/1/23		314,000	285,740
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		2,450,000	2,162,125
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		4,024,000	3,934,305
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (b)		9,159,000	9,193,346
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		5,574,000	5,565,360
			21,140,876
Construction & Engineering - 0.0%
AECOM:
5.125% 3/15/27		8,842,000	9,381,893
5.875% 10/15/24		4,702,000	5,039,133
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(d)		1,640,000	28,188
7.125% 6/26/42 (b)(d)		2,456,000	35,393
			14,484,607
Electrical Equipment - 0.0%
Philips Lighting NV 2.375% 5/11/27 (Reg. S)	EUR	1,250,000	1,404,177
Sensata Technologies BV 5% 10/1/25 (b)		2,730,000	2,832,375
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	1,994,000	2,227,827
			6,464,379
Industrial Conglomerates - 0.0%
3M Co.:
2.65% 4/15/25		1,760,000	1,899,803
3.05% 4/15/30		1,419,000	1,583,433
3.7% 4/15/50		1,751,000	2,111,407
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		350,000	348,031
			5,942,674
Machinery - 0.1%
Deere & Co.:
2.75% 4/15/25		3,498,000	3,792,807
3.1% 4/15/30		9,254,000	10,391,820
3.75% 4/15/50		2,844,000	3,431,226
			17,615,853
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		1,950,000	1,858,097
Thomson Reuters Corp. 3.85% 9/29/24		2,221,000	2,390,546
			4,248,643
Road & Rail - 0.3%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	4,151,000	4,820,607
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)		37,550,000	28,747,945
3.625% 5/1/22 (b)		5,364,000	4,772,882
3.95% 7/1/24 (b)		7,125,000	5,879,326
4.375% 5/1/26 (b)		8,768,000	6,852,060
5.125% 10/1/23 (b)		4,405,000	3,722,803
5.25% 5/15/24 (b)		14,712,000	12,416,841
CSX Corp. 3.8% 4/15/50		5,506,000	6,397,780
JSC Georgian Railway 7.75% 7/11/22 (b)		347,000	348,410
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		733,500	736,250
			74,694,904
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23		4,831,000	4,505,871
3% 9/15/23		2,041,000	1,877,249
3.375% 6/1/21		6,685,000	6,437,574
3.75% 2/1/22		16,816,000	16,039,498
3.875% 4/1/21		7,396,000	7,232,947
4.25% 2/1/24		18,355,000	17,218,770
4.25% 9/15/24		7,664,000	7,110,812
FLY Leasing Ltd.:
5.25% 10/15/24		10,223,000	7,973,940
6.375% 10/15/21		3,822,000	3,349,028
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	207,000	245,845
4.5% 9/7/23 (Reg. S)	GBP	1,536,000	1,811,597
			73,803,131
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 9.375% 2/1/27 pay-in-kind (b)(c)		3,618,000	2,261,250
DP World Crescent Ltd. 3.875% 7/18/29 (Reg. S)		340,000	325,444
DP World Ltd. 5.625% 9/25/48 (b)		440,000	439,305
Heathrow Funding Ltd. 7.125% 2/14/24	GBP	3,200,000	4,412,629
			7,438,628
TOTAL INDUSTRIALS			431,408,702
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.0%
CommScope, Inc.:
5.5% 3/1/24 (b)		600,000	617,070
6% 3/1/26 (b)		600,000	630,936
HTA Group Ltd. 9.125% 3/8/22 (b)		1,755,000	1,761,581
IHS Netherlands Holdco BV 7.125% 3/18/25 (b)		2,130,000	2,070,094
SSL Robotics LLC 9.75% 12/31/23 (b)		750,000	813,750
			5,893,431
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (b)		1,529,000	1,557,676
5.45% 6/15/23 (b)		14,700,000	15,783,420
5.85% 7/15/25 (b)		5,060,000	5,663,467
6.02% 6/15/26 (b)		5,064,000	5,719,764
6.1% 7/15/27 (b)		9,288,000	10,432,203
6.2% 7/15/30 (b)		8,040,000	9,154,594
TTM Technologies, Inc. 5.625% 10/1/25 (b)		15,975,000	16,102,960
			64,414,084
IT Services - 0.3%
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		15,335,000	15,391,586
Camelot Finance SA 4.5% 11/1/26 (b)		4,300,000	4,320,210
Gartner, Inc. 5.125% 4/1/25 (b)		850,000	867,349
MasterCard, Inc.:
3.3% 3/26/27		2,822,000	3,200,005
3.35% 3/26/30		3,926,000	4,544,408
3.85% 3/26/50		3,367,000	4,268,402
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (b)(f)		1,275,000	1,338,750
Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		19,825,000	20,717,125
Tempo Acquisition LLC:
5.75% 6/1/25 (b)		3,365,000	3,512,219
6.75% 6/1/25 (b)		12,733,000	12,669,335
			70,829,389
Semiconductors & Semiconductor Equipment - 0.3%
Entegris, Inc. 4.375% 4/15/28 (b)		4,325,000	4,420,237
Micron Technology, Inc. 2.497% 4/24/23		27,461,000	28,115,348
NVIDIA Corp.:
2.85% 4/1/30		7,799,000	8,568,954
3.5% 4/1/40		8,430,000	9,653,647
3.5% 4/1/50		16,886,000	19,172,165
3.7% 4/1/60		3,323,000	3,920,304
NXP BV/NXP Funding LLC 4.125% 6/1/21 (b)		1,347,000	1,386,029
Qorvo, Inc. 5.5% 7/15/26		2,714,000	2,842,915
			78,079,599
Software - 0.9%
Ascend Learning LLC:
6.875% 8/1/25 (b)		9,295,000	9,248,525
6.875% 8/1/25 (b)		1,995,000	1,980,456
Boxer Parent Co., Inc. 7.125% 10/2/25 (b)(f)		1,205,000	1,259,225
CDK Global, Inc.:
4.875% 6/1/27		1,159,000	1,202,474
5.25% 5/15/29 (b)		730,000	744,600
5.875% 6/15/26		4,798,000	5,049,895
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		11,351,000	11,478,699
Fair Isaac Corp. 5.25% 5/15/26 (b)		5,794,000	6,246,975
Nortonlifelock, Inc. 5% 4/15/25 (b)		11,289,000	11,514,780
Nuance Communications, Inc. 5.625% 12/15/26		3,583,000	3,798,983
Open Text Corp. 3.875% 2/15/28 (b)		3,090,000	3,049,614
Oracle Corp.:
2.5% 4/1/25		26,841,000	28,529,226
2.8% 4/1/27		26,554,000	28,792,844
2.95% 4/1/30		26,600,000	29,186,302
3.6% 4/1/40		26,550,000	29,357,952
3.6% 4/1/50		26,550,000	29,578,194
3.85% 4/1/60		26,600,000	30,387,191
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		5,709,000	5,801,771
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		9,175,000	9,636,594
			246,844,300
TOTAL INFORMATION TECHNOLOGY			466,060,803
MATERIALS - 0.8%
Chemicals - 0.3%
CF Industries Holdings, Inc. 5.15% 3/15/34		178,000	187,790
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (b)		22,824,000	25,506,032
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.4905% 6/15/22 (b)(c)(e)		13,237,000	11,416,114
6.875% 6/15/25 (b)		637,000	543,851
Element Solutions, Inc. 5.875% 12/1/25 (b)		5,514,000	5,664,587
International Flavors & Fragrances, Inc. 1.8% 9/25/26	EUR	4,273,000	4,586,830
Nufarm Australia Ltd. 5.75% 4/30/26 (b)		6,356,000	6,187,121
OCP SA 6.875% 4/25/44 (b)		275,000	309,203
Olin Corp.:
5% 2/1/30		2,260,000	1,943,600
5.125% 9/15/27		3,663,000	3,260,070
5.625% 8/1/29		4,245,000	3,836,716
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		2,438,000	2,332,099
SABIC Capital II BV 4% 10/10/23 (b)		1,583,000	1,656,214
The Chemours Co. LLC:
5.375% 5/15/27		5,620,000	5,050,638
7% 5/15/25		6,177,000	6,007,133
Valvoline, Inc.:
4.25% 2/15/30 (b)		6,000,000	5,985,000
4.375% 8/15/25		2,450,000	2,486,750
4.375% 8/15/25 (b)		5,430,000	5,511,450
W. R. Grace & Co.-Conn. 5.125% 10/1/21 (b)		3,595,000	3,689,800
			96,160,998
Construction Materials - 0.0%
CEMEX Finance LLC 6% 4/1/24 (b)		381,000	378,857
CEMEX S.A.B. de CV:
3.125% 3/19/26 (Reg. S)	EUR	1,925,000	1,907,803
7.75% 4/16/26 (b)		604,000	629,656
			2,916,316
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (b)		2,500,000	2,508,625
5.25% 8/15/27 (b)		3,500,000	3,447,500
6% 2/15/25 (b)		14,798,000	15,255,998
Berry Global, Inc. 4.875% 7/15/26 (b)		3,335,000	3,486,142
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		1,592,000	1,654,295
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (b)		10,673,000	10,766,602
7.875% 7/15/26 (b)		3,830,000	3,830,000
OI European Group BV 4% 3/15/23 (b)		3,440,000	3,397,000
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		2,504,000	2,510,260
Silgan Holdings, Inc. 4.75% 3/15/25		1,876,000	1,918,210
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)		6,690,000	7,018,278
8.5% 8/15/27 (b)		945,000	996,975
			56,789,885
Metals & Mining - 0.3%
Allegheny Technologies, Inc. 5.875% 12/1/27		9,500,000	7,790,000
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)		4,471,000	4,525,546
6.75% 10/19/75 (b)(c)		11,105,000	12,735,991
Celtic Resources Holdings DAC 4.125% 10/9/24 (b)		795,000	824,018
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)		5,273,000	5,607,506
4.5% 8/1/47 (b)		4,170,000	4,661,278
CSN Resources SA 7.625% 2/13/23 (b)		5,585,000	4,761,213
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		2,201,000	1,989,842
7.25% 5/15/22 (b)		1,414,000	1,340,649
7.25% 4/1/23 (b)		12,032,000	11,084,480
7.5% 4/1/25 (b)		695,000	629,580
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (b)		80,000	80,694
Freeport-McMoRan, Inc.:
3.55% 3/1/22		433,000	437,330
3.875% 3/15/23		1,962,000	1,977,539
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		1,707,000	1,697,932
5.125% 5/15/24 (b)		420,000	452,813
Metinvest BV 7.75% 4/23/23 (b)		4,544,000	4,179,060
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		2,778,000	2,107,808
Stillwater Mining Co. 6.125% 6/27/22 (b)		3,437,000	3,455,259
Usiminas International SARL 5.875% 7/18/26 (b)		310,000	283,263
Vedanta Resources PLC:
6.375% 7/30/22 (b)		6,650,000	3,701,141
8.25% 6/7/21 (b)		790,000	550,531
			74,873,473
TOTAL MATERIALS			230,740,672
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		16,606,000	20,153,850
American Campus Communities Operating Partnership LP 3.75% 4/15/23		2,224,000	2,232,520
American Homes 4 Rent LP 4.25% 2/15/28		896,000	881,261
Boston Properties, Inc.:
3.25% 1/30/31		15,144,000	15,858,505
3.85% 2/1/23		3,713,000	3,944,006
4.5% 12/1/28		12,665,000	14,569,001
Camden Property Trust:
2.95% 12/15/22		4,218,000	4,330,367
4.25% 1/15/24		5,855,000	6,207,280
CoreCivic, Inc.:
4.625% 5/1/23		3,895,000	3,778,150
5% 10/15/22		3,180,000	3,116,400
Corporate Office Properties LP 5% 7/1/25		7,885,000	8,283,065
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		3,260,000	3,341,500
Duke Realty LP:
3.625% 4/15/23		4,005,000	4,160,378
3.75% 12/1/24		3,445,000	3,677,523
3.875% 10/15/22		11,077,000	11,495,733
Equity One, Inc. 3.75% 11/15/22		11,531,000	11,750,890
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		1,169,000	1,136,853
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		3,243,000	3,257,204
HCP, Inc.:
3.25% 7/15/26		2,056,000	2,088,859
3.5% 7/15/29		2,351,000	2,386,610
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		4,838,000	4,598,105
3.5% 8/1/26		5,039,000	5,187,433
Hudson Pacific Properties LP 4.65% 4/1/29		27,154,000	27,836,025
iStar Financial, Inc.:
4.25% 8/1/25		1,005,000	880,631
4.75% 10/1/24		1,225,000	1,102,500
Lexington Corporate Properties Trust 4.4% 6/15/24		2,936,000	2,898,052
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		10,728,000	10,540,260
4.5% 1/15/28		3,959,000	3,840,230
5.625% 5/1/24		3,500,000	3,648,750
5.75% 2/1/27		1,410,000	1,478,949
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26		3,615,000	3,705,375
6.375% 3/1/24		1,433,000	1,471,992
Omega Healthcare Investors, Inc.:
3.625% 10/1/29		21,648,000	19,797,840
4.375% 8/1/23		26,812,000	26,996,409
4.5% 1/15/25		6,808,000	6,875,129
4.5% 4/1/27		32,478,000	31,289,461
4.75% 1/15/28		18,782,000	18,483,504
4.95% 4/1/24		11,105,000	11,451,065
5.25% 1/15/26		18,623,000	18,834,557
Park Intermediate Holdings LLC 7.5% 6/1/25 (b)		1,000,000	1,030,000
Retail Opportunity Investments Partnership LP:
4% 12/15/24		2,151,000	2,018,832
5% 12/15/23		1,293,000	1,295,185
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		597,000	553,843
Senior Housing Properties Trust 9.75% 6/15/25		685,000	697,844
Simon Property Group LP 2.45% 9/13/29		6,352,000	5,833,601
SITE Centers Corp.:
3.625% 2/1/25		5,451,000	5,374,798
4.25% 2/1/26		18,338,000	18,377,280
Store Capital Corp. 4.625% 3/15/29		5,948,000	5,532,142
The GEO Group, Inc.:
5.875% 10/15/24		1,240,000	1,026,100
6% 4/15/26		4,574,000	3,567,720
Uniti Group, Inc. 7.875% 2/15/25 (b)		495,000	503,044
Ventas Realty LP:
3% 1/15/30		28,128,000	25,996,877
3.125% 6/15/23		3,477,000	3,454,704
3.5% 2/1/25		3,798,000	3,780,648
3.75% 5/1/24		15,927,000	15,978,518
4% 3/1/28		6,996,000	6,912,097
4.125% 1/15/26		3,540,000	3,560,755
4.75% 11/15/30		39,136,000	40,724,925
VICI Properties, Inc.:
3.5% 2/15/25 (b)		2,380,000	2,290,750
4.125% 8/15/30 (b)		410,000	395,650
4.25% 12/1/26 (b)		3,430,000	3,398,101
4.625% 12/1/29 (b)		4,855,000	4,843,639
Weingarten Realty Investors 3.375% 10/15/22		1,739,000	1,762,528
WP Carey, Inc.:
3.85% 7/15/29		4,522,000	4,391,519
4% 2/1/25		21,671,000	22,150,438
			513,017,760
Real Estate Management & Development - 0.7%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	2,200,000	2,051,372
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (c)	EUR	100,000	110,345
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	4,721,000	5,242,300
1.75% 3/12/29 (Reg. S)	EUR	5,400,000	5,630,937
2% 2/15/24 (Reg. S)	EUR	1,900,000	2,113,988
Brandywine Operating Partnership LP:
3.95% 2/15/23		18,541,000	18,809,468
3.95% 11/15/27		14,429,000	14,338,489
4.1% 10/1/24		13,139,000	13,431,874
4.55% 10/1/29		15,790,000	15,908,968
Ceetrus SA 2.75% 11/26/26 (Reg. S)	EUR	1,900,000	1,990,437
Deutsche Annington Finance BV 5% 10/2/23 (b)		3,695,000	3,966,794
Digital Realty Trust LP:
3.625% 10/1/22		5,865,000	6,088,870
3.95% 7/1/22		7,543,000	7,888,499
4.75% 10/1/25		19,502,000	21,733,400
DTZ U.S. Borrower LLC 6.75% 5/15/28 (b)		315,000	329,238
Essex Portfolio LP 3.875% 5/1/24		5,607,000	5,944,395
Greystar Real Estate Partners 5.75% 12/1/25 (b)		459,000	431,460
Heimstaden Bostad AB 1.125% 1/21/26	EUR	3,300,000	3,448,416
Howard Hughes Corp. 5.375% 3/15/25 (b)		7,035,000	6,683,250
Kennedy-Wilson, Inc. 5.875% 4/1/24		516,000	488,910
Logicor Financing SARL 1.625% 7/15/27 (Reg. S)	EUR	6,000,000	6,387,065
Mack-Cali Realty LP:
3.15% 5/15/23		9,387,000	8,072,820
4.5% 4/18/22		11,063,000	9,959,166
Post Apartment Homes LP 3.375% 12/1/22		1,637,000	1,653,115
Samhallsbyggnadsbolaget I Norden AB 1.75% 1/14/25 (Reg. S)	EUR	5,290,000	5,651,857
Tanger Properties LP:
3.125% 9/1/26		8,723,000	7,551,231
3.75% 12/1/24		15,395,000	14,063,017
3.875% 12/1/23		3,066,000	2,852,246
			192,821,927
TOTAL REAL ESTATE			705,839,687
UTILITIES - 2.1%
Electric Utilities - 1.1%
American Electric Power Co., Inc. 2.95% 12/15/22		3,144,000	3,278,376
Clearway Energy Operating LLC:
4.75% 3/15/28 (b)		1,030,000	1,063,475
5.75% 10/15/25		2,198,000	2,339,727
Cleco Corporate Holdings LLC 3.375% 9/15/29(b)		12,555,000	12,424,983
Duke Energy Corp. 2.45% 6/1/30		10,750,000	11,069,239
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		18,694,000	19,611,600
6.4% 9/15/20 (b)		16,498,000	16,764,397
Energias de Portugal SA 1.7% 7/20/80 (Reg. S) (c)	EUR	2,600,000	2,640,809
Entergy Corp.:
2.8% 6/15/30		11,033,000	11,473,232
3.75% 6/15/50		9,775,000	10,630,625
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		13,505,000	12,795,988
6.75% 8/6/23 (b)		1,505,000	1,388,833
7.125% 2/11/25 (b)		695,000	629,084
Eversource Energy 2.8% 5/1/23		9,622,000	10,048,916
Exelon Corp.:
2.85% 6/15/20		3,114,000	3,115,736
4.05% 4/15/30		6,798,000	7,818,982
4.7% 4/15/50		3,027,000	3,775,175
FirstEnergy Corp.:
4.25% 3/15/23		19,904,000	21,493,505
7.375% 11/15/31		37,147,000	54,460,994
InterGen NV 7% 6/30/23 (b)		7,075,000	6,898,125
IPALCO Enterprises, Inc. 3.7% 9/1/24		6,665,000	7,034,164
LG&E and KU Energy LLC 3.75% 11/15/20		924,000	928,402
Monongahela Power Co. 4.1% 4/15/24 (b)		2,537,000	2,779,199
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		3,341,000	3,449,583
4.5% 9/15/27 (b)		596,000	631,760
NRG Energy, Inc.:
5.25% 6/15/29 (b)		3,295,000	3,591,550
5.75% 1/15/28		5,675,000	6,173,662
6.625% 1/15/27		1,080,000	1,150,200
NRG Yield Operating LLC 5% 9/15/26		6,348,000	6,490,830
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		4,844,441	4,892,886
NV Energy, Inc. 6.25% 11/15/20		2,230,000	2,282,876
Pampa Holding SA 7.5% 1/24/27 (b)		564,000	419,123
PPL Capital Funding, Inc. 3.4% 6/1/23		4,577,000	4,788,706
Vistra Operations Co. LLC:
5% 7/31/27 (b)		15,205,000	15,908,231
5.5% 9/1/26 (b)		11,371,000	11,939,550
5.625% 2/15/27 (b)		8,080,000	8,586,697
			294,769,220
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)		1,258,000	1,475,005
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		2,323,000	2,345,172
			3,820,177
Independent Power and Renewable Electricity Producers - 0.4%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		27,409,000	28,162,748
Emera U.S. Finance LP:
2.7% 6/15/21		3,220,000	3,262,449
3.55% 6/15/26		5,152,000	5,604,197
Talen Energy Supply LLC:
7.625% 6/1/28 (b)		1,965,000	1,984,847
10.5% 1/15/26 (b)		2,010,000	1,587,900
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		1,293,000	1,315,628
5% 1/31/28 (b)		1,443,000	1,536,795
The AES Corp.:
3.3% 7/15/25 (b)		33,229,000	33,736,739
3.95% 7/15/30 (b)		28,974,000	29,088,447
4.5% 3/15/23		1,851,000	1,885,799
4.875% 5/15/23		5,211,000	5,247,477
5.125% 9/1/27		4,638,000	4,911,828
6% 5/15/26		984,000	1,040,580
			119,365,434
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30 (b)		3,875,000	4,455,074
4.05% 4/15/25 (b)		49,782,000	56,155,663
4.25% 10/15/50 (b)		2,207,000	2,768,691
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30		3,091,000	3,452,225
3.95% 4/1/50		5,426,000	6,340,548
NiSource Finance Corp.:
5.25% 2/15/43		8,116,000	10,224,032
5.8% 2/1/42		4,036,000	5,418,393
5.95% 6/15/41		7,538,000	9,981,316
NiSource, Inc. 2.95% 9/1/29		31,524,000	33,841,818
Puget Energy, Inc.:
4.1% 6/15/30 (b)		12,996,000	13,768,175
6% 9/1/21		9,916,000	10,428,593
6.5% 12/15/20		3,265,000	3,343,530
Sempra Energy:
2.875% 10/1/22		3,670,000	3,787,977
6% 10/15/39		9,562,000	12,750,722
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.5049% 5/15/67 (c)(e)		2,459,000	1,982,597
			178,699,354
TOTAL UTILITIES			596,654,185

TOTAL NONCONVERTIBLE BONDS			12,126,706,930

TOTAL CORPORATE BONDS
(Cost $11,714,055,181)			12,140,203,432

U.S. Government and Government Agency Obligations - 22.9%
U.S. Treasury Inflation-Protected Obligations - 6.3%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$90,996,700	$119,902,956
1% 2/15/46		44,968,900	62,478,455
1% 2/15/49		33,240,000	44,779,573
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		31,431,100	35,158,799
0.125% 10/15/24		281,860,000	292,433,261
0.125% 4/15/25		50,000,000	51,603,514
0.125% 1/15/30		50,000,000	53,274,001
0.25% 7/15/29		86,689,000	93,957,930
0.25% 2/15/50 (i)		58,920,000	64,925,754
0.375% 7/15/25		161,548,600	184,593,677
0.375% 1/15/27		137,872,800	156,200,814
0.625% 1/15/26		175,556,600	203,036,017
0.75% 7/15/28		157,727,500	179,811,789
0.875% 1/15/29		203,014,400	232,485,514

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			1,774,642,054

U.S. Treasury Obligations - 16.6%
U.S. Treasury Bonds:
2% 2/15/50		211,226,000	241,465,972
2.25% 8/15/46 (j)(k)(l)		261,200	309,053
2.75% 11/15/47		182,698,900	238,557,662
3% 5/15/45		42,618,500	57,113,784
3% 2/15/48		9,207,600	12,580,603
3% 2/15/49		519,560,000	715,511,243
5% 5/15/37 (k)(l)		16,600	27,240
U.S. Treasury Notes:
0.375% 4/30/25		2,266,000	2,273,701
1.5% 1/31/27		137,846,000	147,096,760
1.625% 9/30/26		683,928,000	734,020,288
1.75% 6/30/24		159,750,000	169,472,286
2% 4/30/24		15,926,700	17,017,928
2% 11/15/26		24,133,000	26,490,681
2.125% 7/31/24		222,547,000	239,750,927
2.125% 11/30/24 (k)		5,000	5,412
2.125% 5/15/25 (j)(k)(l)		1,465,300	1,595,231
2.125% 5/31/26		498,913,000	549,213,563
2.25% 4/30/24		126,960,000	136,878,750
2.25% 12/31/24		129,298,100	140,808,662
2.375% 4/30/26		89,077,000	99,282,580
2.5% 2/28/26		546,304,000	611,476,363
2.75% 2/15/28		96,082,900	112,184,292
3.125% 11/15/28		373,000,000	451,475,701

TOTAL U.S. TREASURY OBLIGATIONS			4,704,608,682

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,786,740,356)			6,479,250,736

U.S. Government Agency - Mortgage Securities - 19.0%
Fannie Mae - 5.4%
12 month U.S. LIBOR + 1.440% 3.384% 4/1/37(c)(e)		26,201	27,237
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (c)(e)		9,643	9,934
12 month U.S. LIBOR + 1.490% 3.548% 1/1/35 (c)(e)		35,226	36,542
12 month U.S. LIBOR + 1.550% 4.303% 6/1/36 (c)(e)		15,010	15,543
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (c)(e)		14,640	15,263
12 month U.S. LIBOR + 1.600% 4.147% 5/1/36 (c)(e)		67,854	70,757
12 month U.S. LIBOR + 1.630% 3.762% 3/1/33 (c)(e)		24,559	25,422
12 month U.S. LIBOR + 1.640% 3.722% 6/1/47 (c)(e)		30,734	32,374
12 month U.S. LIBOR + 1.640% 3.879% 9/1/36 (c)(e)		18,711	19,454
12 month U.S. LIBOR + 1.660% 4.019% 5/1/35 (c)(e)		46,341	48,042
12 month U.S. LIBOR + 1.670% 3.933% 11/1/36 (c)(e)		14,682	15,308
12 month U.S. LIBOR + 1.700% 4.024% 6/1/42 (c)(e)		36,463	37,883
12 month U.S. LIBOR + 1.730% 3.951% 5/1/36 (c)(e)		22,775	23,842
12 month U.S. LIBOR + 1.740% 3.761% 3/1/40 (c)(e)		58,680	61,204
12 month U.S. LIBOR + 1.750% 3.873% 7/1/35 (c)(e)		18,626	19,445
12 month U.S. LIBOR + 1.750% 4.115% 8/1/41 (c)(e)		39,756	41,093
12 month U.S. LIBOR + 1.780% 3.788% 2/1/36 (c)(e)		54,169	56,653
12 month U.S. LIBOR + 1.800% 3.813% 1/1/42 (c)(e)		136,296	141,364
12 month U.S. LIBOR + 1.800% 4.043% 12/1/40 (c)(e)		1,632,981	1,695,220
12 month U.S. LIBOR + 1.800% 4.499% 7/1/41 (c)(e)		43,802	45,570
12 month U.S. LIBOR + 1.810% 3.81% 12/1/39 (c)(e)		29,427	30,626
12 month U.S. LIBOR + 1.810% 3.825% 2/1/42 (c)(e)		114,439	119,159
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (c)(e)		15,997	16,705
12 month U.S. LIBOR + 1.810% 4.534% 7/1/41 (c)(e)		30,598	31,642
12 month U.S. LIBOR + 1.820% 3.82% 12/1/35 (c)(e)		57,710	60,477
12 month U.S. LIBOR + 1.830% 3.888% 10/1/41 (c)(e)		15,994	16,753
12 month U.S. LIBOR + 1.950% 4.783% 7/1/37 (c)(e)		20,851	21,904
6 month U.S. LIBOR + 1.470% 3.005% 10/1/33 (c)(e)		586	605
6 month U.S. LIBOR + 1.500% 3.398% 1/1/35 (c)(e)		47,362	48,823
6 month U.S. LIBOR + 1.510% 3.385% 2/1/33 (c)(e)		613	630
6 month U.S. LIBOR + 1.530% 3.41% 12/1/34 (c)(e)		10,446	10,795
6 month U.S. LIBOR + 1.530% 3.41% 3/1/35 (c)(e)		8,679	8,970
6 month U.S. LIBOR + 1.550% 3.319% 10/1/33 (c)(e)		3,443	3,551
6 month U.S. LIBOR + 1.560% 3.44% 7/1/35 (c)(e)		5,521	5,700
6 month U.S. LIBOR + 1.740% 3.74% 12/1/34 (c)(e)		818	850
6 month U.S. LIBOR + 1.960% 3.725% 9/1/35 (c)(e)		10,022	10,479
U.S. TREASURY 1 YEAR INDEX + 1.940% 4.188% 10/1/33 (c)(e)		76,088	78,953
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (c)(e)		8,613	9,044
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.182% 6/1/36 (c)(e)		58,122	60,325
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.261% 10/1/33 (c)(e)		26,119	27,115
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.362% 7/1/34 (c)(e)		68,245	71,179
2.5% 12/1/26 to 10/1/37 (j)(k)(m)		110,262,317	115,429,018
3% 7/1/27 to 10/1/49 (j)(k)(l)		302,743,853	321,297,206
3.5% 7/1/32 to 12/1/49		416,694,144	448,600,920
4% 5/1/29 to 11/1/49		279,383,647	303,727,833
4.5% 6/1/33 to 8/1/49		162,605,585	179,056,112
5% 7/1/20 to 2/1/49		110,572,948	125,327,790
5.242% 8/1/41 (c)		1,042,355	1,172,058
5.5% 9/1/21 to 5/1/49		16,535,143	18,526,363
6% 6/1/20 to 1/1/42		4,619,578	5,455,497
6.5% 8/1/20 to 4/1/37		1,965,791	2,259,916
6.552% 2/1/39 (c)		932,831	1,026,066
7% 9/1/21 to 7/1/37		439,626	503,672
7.5% 6/1/25 to 2/1/32		194,674	222,288
8% 8/1/29 to 3/1/37		6,995	8,447

TOTAL FANNIE MAE			1,525,685,621

Freddie Mac - 3.2%
12 month U.S. LIBOR + 1.320% 3.412% 1/1/36 (c)(e)		17,947	18,561
12 month U.S. LIBOR + 1.370% 3.421% 3/1/36 (c)(e)		60,155	62,395
12 month U.S. LIBOR + 1.500% 3.464% 3/1/36 (c)(e)		45,630	47,509
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (c)(e)		15,632	16,225
12 month U.S. LIBOR + 1.750% 3.75% 12/1/40 (c)(e)		715,814	742,443
12 month U.S. LIBOR + 1.750% 4.007% 9/1/41(c)(e)		262,108	270,908
12 month U.S. LIBOR + 1.750% 4.412% 7/1/41 (c)(e)		160,800	166,028
12 month U.S. LIBOR + 1.790% 3.89% 4/1/37 (c)(e)		4,560	4,767
12 month U.S. LIBOR + 1.860% 4.739% 4/1/36 (c)(e)		20,768	21,891
12 month U.S. LIBOR + 1.870% 4.282% 10/1/42 (c)(e)		220,974	229,510
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(e)		22,972	23,780
12 month U.S. LIBOR + 1.880% 4.316% 4/1/41 (c)(e)		10,882	11,377
12 month U.S. LIBOR + 1.910% 4.587% 5/1/41 (c)(e)		43,890	45,617
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (c)(e)		24,980	25,843
12 month U.S. LIBOR + 1.910% 4.734% 6/1/41 (c)(e)		49,088	50,820
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (c)(e)		33,210	34,924
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (c)(e)		11,803	12,287
12 month U.S. LIBOR + 2.010% 4.643% 4/1/38 (c)(e)		44,832	46,979
12 month U.S. LIBOR + 2.040% 4.784% 7/1/36 (c)(e)		30,023	31,262
12 month U.S. LIBOR + 2.060% 4.2% 3/1/33 (c)(e)		862	899
12 month U.S. LIBOR + 2.200% 4.325% 12/1/36 (c)(e)		50,986	53,432
6 month U.S. LIBOR + 1.120% 3% 8/1/37 (c)(e)		19,604	19,976
6 month U.S. LIBOR + 1.600% 3.58% 12/1/35 (c)(e)		2,955	3,047
6 month U.S. LIBOR + 1.720% 3.595% 8/1/37 (c)(e)		30,338	31,499
6 month U.S. LIBOR + 1.720% 3.597% 2/1/37 (c)(e)		22,653	23,556
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (c)(e)		7,854	8,196
6 month U.S. LIBOR + 1.840% 3.705% 10/1/36 (c)(e)		87,134	90,765
6 month U.S. LIBOR + 1.860% 3.785% 10/1/35 (c)(e)		44,020	45,852
6 month U.S. LIBOR + 2.020% 3.995% 6/1/37 (c)(e)		15,181	15,754
6 month U.S. LIBOR + 2.040% 3.978% 6/1/37 (c)(e)		23,084	23,977
6 month U.S. LIBOR + 2.680% 4.571% 10/1/35 (c)(e)		15,609	16,306
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.267% 6/1/33 (c)(e)		64,775	67,531
U.S. TREASURY 1 YEAR INDEX + 2.260% 4.493% 6/1/33 (c)(e)		115,366	119,648
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.336% 3/1/35 (c)(e)		246,386	256,510
2.5% 6/1/31 to 2/1/35		51,710,070	54,267,378
3% 6/1/31 to 6/1/46		82,240,376	87,662,440
3.5% 1/1/32 to 10/1/49 (m)		330,479,380	356,581,640
3.5% 8/1/47		98,681	106,349
4% 7/1/31 to 6/1/48		302,495,647	327,830,442
4% 4/1/48		575,254	615,203
4.5% 6/1/25 to 7/1/49		54,313,340	60,008,341
5% 6/1/20 to 7/1/41		8,765,139	10,038,621
5.5% 6/1/20 to 6/1/22		44,987	46,078
6% 10/1/21 to 12/1/37		863,578	1,007,918
6.5% 7/1/21 to 9/1/39		1,075,008	1,253,647
7% 6/1/21 to 9/1/36		395,744	458,460
7.5% 1/1/27 to 11/1/31		8,318	9,649
8% 7/1/24 to 4/1/32		10,674	12,292
8.5% 12/1/22 to 1/1/28		8,847	9,936

TOTAL FREDDIE MAC			902,548,468

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31		886,397	943,397
Ginnie Mae - 3.6%
3.5% 6/20/34 to 12/20/49		358,272,587	388,090,992
4% 5/20/33 to 5/20/49		435,760,597	471,032,714
4.5% 6/20/33 to 6/20/47		90,931,160	100,086,240
5% 12/15/32 to 4/20/48		25,484,007	28,422,188
5.5% 7/15/33 to 9/15/39		714,151	826,220
6% 10/15/30 to 11/15/39		246,429	285,189
7% 10/15/22 to 3/15/33		468,339	538,764
7.5% 2/15/22 to 9/15/31		162,455	180,664
8% 11/15/21 to 11/15/29		40,677	44,318
8.5% 10/15/21 to 1/15/31		8,820	10,121
9% 1/15/23		71	76
9.5% 12/15/20 to 3/15/23		9	10
3% 5/20/42 to 4/15/45		16,087,554	17,286,210
6.5% 3/20/31 to 6/15/37		146,801	171,391

TOTAL GINNIE MAE			1,006,975,097

Uniform Mortgage Backed Securities - 6.8%
2.5% 6/1/35 (f)		11,700,000	12,242,039
2.5% 6/1/35 (f)		52,700,000	55,141,491
2.5% 6/1/35 (f)		52,700,000	55,141,491
2.5% 6/1/35 (f)		11,700,000	12,242,039
2.5% 7/1/35 (f)		52,700,000	55,057,087
2.5% 6/1/50 (f)		55,700,000	57,777,872
2.5% 6/1/50 (f)		20,300,000	21,057,285
2.5% 6/1/50 (f)		20,300,000	21,057,285
2.5% 6/1/50 (f)		14,750,000	15,300,244
2.5% 6/1/50 (f)		10,050,000	10,424,912
2.5% 6/1/50 (f)		23,100,000	23,961,739
2.5% 6/1/50 (f)		42,500,000	44,085,450
2.5% 6/1/50 (f)		16,300,000	16,908,067
2.5% 6/1/50 (f)		16,100,000	16,700,606
2.5% 6/1/50 (f)		13,500,000	14,003,613
2.5% 6/1/50 (f)		10,600,000	10,995,430
2.5% 7/1/50 (f)		64,550,000	66,766,385
3% 6/1/50 (f)		166,300,000	174,926,813
3% 6/1/50 (f)		41,350,000	43,495,031
3% 6/1/50 (f)		82,700,000	86,990,063
3% 6/1/50 (f)		36,700,000	38,603,813
3% 6/1/50 (f)		26,300,000	27,664,313
3% 6/1/50 (f)		45,175,000	47,518,453
3% 6/1/50 (f)		46,800,000	49,227,750
3% 6/1/50 (f)		25,100,000	26,402,063
3% 6/1/50 (f)		30,100,000	31,661,438
3% 6/1/50 (f)		31,400,000	33,028,875
3% 6/1/50 (f)		59,300,000	62,376,188
3% 6/1/50 (f)		11,600,000	12,201,750
3% 7/1/50 (f)		91,200,000	95,713,689
3% 7/1/50 (f)		148,800,000	156,164,439
3.5% 6/1/50 (f)		35,000,000	36,926,369
3.5% 6/1/50 (f)		27,150,000	28,644,312
3.5% 6/1/50 (f)		18,950,000	19,992,991
3.5% 6/1/50 (f)		162,300,000	171,232,846
3.5% 6/1/50 (f)		9,050,000	9,548,104
3.5% 6/1/50 (f)		10,550,000	11,130,663
3.5% 6/1/50 (f)		25,400,000	26,797,993
3.5% 6/1/50 (f)		14,100,000	14,876,051
3.5% 6/1/50 (f)		6,100,000	6,435,739
3.5% 6/1/50 (f)		8,100,000	8,545,817
3.5% 6/1/50 (f)		6,250,000	6,593,994
3.5% 6/1/50 (f)		11,100,000	11,710,934
3.5% 6/1/50 (f)		46,200,000	48,742,806
3.5% 6/1/50 (f)		12,600,000	13,293,493
3.5% 6/1/50 (f)		21,900,000	23,105,356
3.5% 6/1/50 (f)		20,900,000	22,050,317
3.5% 6/1/50 (f)		15,400,000	16,247,602
3.5% 6/1/50 (f)		17,450,000	18,410,432
3.5% 6/1/50 (f)		19,150,000	20,203,999
3.5% 6/1/50 (f)		6,000,000	6,330,235
3.5% 6/1/50 (f)		4,700,000	4,958,684

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			1,920,616,450

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,219,310,831)			5,356,769,033

Asset-Backed Securities - 3.5%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)		$7,893,753	$6,895,168
Series 2019-1 Class A, 3.844% 5/15/39 (b)		13,535,174	11,207,010
Series 2019-2:
Class A, 3.376% 10/16/39 (b)		23,442,312	18,301,441
Class B, 4.458% 10/16/39 (b)		4,163,102	2,183,731
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 2.4176% 7/22/32 (b)(c)(e)		30,202,000	29,369,875
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 3.1635% 1/20/33 (b)(c)(e)		11,198,000	10,936,594
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		478,000	524,471
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		1,082,438	1,114,357
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (b)		1,118,000	1,110,750
Class XS, 0% 10/17/52 (b)(c)(n)(o)		770,899	8
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)		11,172,776	9,040,893
Class B, 4.335% 1/16/40 (b)		1,796,414	934,148
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 2.5389% 10/15/32 (b)(c)(e)		20,251,000	19,870,139
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 0% 4/15/31 (b)(c)(e)		22,555,000	22,555,000
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 2.4189% 1/15/29 (b)(c)(e)		25,124,000	24,560,293
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 2.0255% 4/17/33 (b)(c)(e)		8,282,000	8,103,937
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.399% 6/26/34 (b)(c)(e)		6,797	15,543
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 3.2332% 1/17/33 (b)(c)(e)		12,769,000	12,513,314
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		23,483,892	17,998,990
Class AA, 2.487% 12/16/41 (b)		4,123,000	3,406,779
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.2089% 4/15/29 (b)(c)(e)		24,711,000	24,325,335
Capital Trust RE CDO Ltd. Series 2005-1A Class E, 1 month U.S. LIBOR + 2.100% 3.9464% 3/20/50 (b)(c)(e)(o)		330,000	33
Carvana Auto Receivables Trust Series 2019-4A:
Class A2, 2.2% 7/15/22 (b)		4,646,000	4,657,965
Class A3, 2.3% 9/15/23 (b)		4,520,000	4,544,004
Cascade Funding Mortgage Trust:
Series 2020-HB2 Class A, 3.4047% 4/25/30 (b)		6,379,494	6,355,425
Series 2020-HB3 Class A, 2.8115% 5/25/30 (b)(c)		2,100,000	2,105,315
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)		19,018,680	15,141,644
Class B, 5.095% 4/15/39 (b)		8,870,548	4,855,935
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		18,666,378	15,009,278
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 2.4753% 10/20/32 (b)(c)(e)		16,659,000	16,202,427
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.7125% 5/29/32 (b)(c)(e)		11,001,000	10,727,372
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.5183% 10/25/37 (b)(c)(e)		7,190,658	7,113,733
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (b)		2,816,625	2,800,943
Consumer Loan Underlying Bond Credit Trust:
Series 2019-HP1 Class A, 2.59% 12/15/26 (b)		7,916,793	7,760,559
Series 2019-P1 Class A, 2.94% 7/15/26 (b)		5,930,769	5,918,860
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 5.9458% 1/28/40 (b)(c)(e)(o)		370,788	37
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)		10,816,038	10,888,072
Class A2II, 4.03% 11/20/47 (b)		18,323,238	18,255,625
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		8,773	8,778
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 2.4653% 10/20/32 (b)(c)(e)		22,298,000	21,884,617
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 2.4989% 4/15/29 (b)(c)(e)		25,370,000	25,104,300
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.7224% 5/15/32 (b)(c)(e)		17,982,000	17,629,499
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 2.447% 4/17/33 (b)(c)(e)		16,400,000	16,023,046
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.820% 0.9933% 3/25/34 (c)(e)		14	15
Flagship Credit Auto Trust Series 2019-4 Class A, 2.17% 6/17/24 (b)		7,481,885	7,523,946
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.7056% 11/16/32 (b)(c)(e)		22,515,000	22,087,643
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30		11,770,000	11,809,552
Home Partners America Trust Series 2019-2 Class F, 3.866% 10/19/39 (b)		957,367	773,537
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 2.8321% 7/17/34 (b)(c)(e)		231,000	226,212
Class F, 1 month U.S. LIBOR + 3.530% 3.7211% 7/17/34 (b)(c)(e)		716,000	686,772
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 2.5321% 7/17/37 (b)(c)(e)		708,000	627,298
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)		8,821,816	7,522,837
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)		9,883,750	8,187,125
Invitation Homes Trust Series 2018-SFR2:
Class E, 1 month U.S. LIBOR + 2.000% 2.1836% 6/17/37 (b)(c)(e)		378,000	357,608
Class F, 1 month U.S. LIBOR + 2.250% 2.6% 6/17/37 (b)(c)(e)		592,481	532,024
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 2.0176% 1/22/28 (b)(c)(e)		18,348,000	18,026,378
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 2.3553% 1/20/29 (b)(c)(e)		8,925,000	8,793,731
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 2.5189% 7/15/32 (b)(c)(e)		22,042,000	21,645,817
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 2.5489% 10/15/32 (b)(c)(e)		10,889,000	10,684,221
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 2.4153% 4/20/30 (b)(c)(e)		18,545,000	18,209,706
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 3.2371% 1/15/33 (b)(c)(e)		14,769,000	14,540,081
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (b)		10,053,437	9,998,271
Merit Securities Corp. Series 13 Class M1, 7.7764% 12/28/33 (c)		128,724	132,340
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)		8,762,447	9,184,626
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.2053% 10/20/30 (b)(c)(e)		24,741,000	24,225,793
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (b)		2,026,459	2,026,148
Series 2018-3A Class A 3.5545% 11/25/28 (b)		2,713,288	2,716,590
Series 2019-1A Class A, 2.6513% 6/25/29 (b)		5,162,824	5,157,060
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 0.6783% 9/25/35 (c)(e)		228,540	227,086
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 2.4349% 7/17/32 (b)(c)(e)		22,017,000	21,621,090
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 1.7914% 7/25/25 (c)(e)		1,703,870	1,698,571
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.4133% 1/25/36 (c)(e)		935,414	921,970
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)		37,104,950	33,973,292
Series 2019-1A Class A2, 3.858% 12/5/49 (b)		17,543,033	13,628,305
Progress Residential Trust:
Series 2017-SFR1 Class F, 5.35% 8/17/34 (b)		160,000	158,683
Series 2017-SFR2 Class F, 4.836% 12/17/34 (b)		160,000	155,531
Series 2018-SFR1 Class F, 4.778% 3/17/35 (b)		472,000	456,994
Series 2018-SFR2 Class F, 4.953% 8/17/35 (b)		524,000	490,294
Series 2018-SFR3:
Class F, 5.368% 10/17/35 (b)		689,000	678,382
Class G, 5.618% 10/17/35 (b)		400,000	389,017
Series 2019-SFR1 Class F, 5.061% 8/17/35 (b)		600,000	579,241
Series 2019-SFR2 Class F, 4.837% 5/17/36 (b)		208,000	198,872
Series 2019-SFR4 Class F, 3.684% 10/17/36 (b)		1,943,000	1,749,754
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (b)		674,000	560,428
Class H, 5.268% 4/17/37 (b)		189,000	153,365
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)		17,859,566	14,698,521
Prosper Marketplace Issuance Trust Series 2019-3A Class A, 3.19% 7/15/25 (b)		577,807	573,207
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)		22,929,338	18,849,290
Class B, 4.335% 3/15/40 (b)		2,112,000	993,955
SBA Tower Trust Series 2019, 2.836% 1/15/50 (b)		22,598,000	23,243,539
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 2.7836% 1/17/35 (b)(c)(e)		954,000	933,370
Class F, 1 month U.S. LIBOR + 3.400% 3.5836% 1/17/35 (b)(c)(e)		963,000	918,762
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 3.286% 5/1/28 (b)(c)(e)		33,569,000	33,718,651
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 4.5405% 2/5/36 (b)(c)(e)(o)		346,710	26
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 5.0409% 12/5/36 (b)(c)(e)(o)		680,402	51
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 2.1353% 1/20/29 (b)(c)(e)		16,565,000	16,330,406
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0283% 9/25/34 (c)(e)		15,831	14,586
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)		11,888,649	10,462,324
Series 2018-A Class A, 4.147% 9/15/38 (b)(c)		19,997,745	17,156,815
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)		32,847,834	28,302,144
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (b)		15,835,978	16,643,943
Series 2018-6 Class A1A, 3.75% 3/25/58 (b)		20,245,456	21,129,951
Series 2019-1 Class A1, 3.75% 3/25/58 (b)		7,553,492	8,011,412
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.4603% 4/6/42 (b)(c)(e)		1,639,000	1,057,155
Tricon American Homes:
Series 2016-SFR1:
Class B, 2.989% 11/17/33 (b)		329,000	330,618
Class F, 5.769% 11/17/33 (b)		1,689,000	1,662,209
Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)		2,092,750	2,058,854
Series 2017-SFR2 Class F, 5.104% 1/17/36 (b)		280,000	277,868
Series 2018-SFR1 Class F, 4.96% 5/17/37 (b)		1,584,000	1,466,712
Series 2019-SFR1 Class F, 3.745% 3/17/38 (b)		924,000	888,900
Upgrade Receivables Trust Series 2019-1A Class A, 3.48% 3/15/25 (b)		1,139,774	1,136,955
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (b)		734,000	708,388
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 2.5689% 4/15/32 (b)(c)(e)		21,084,000	20,705,711
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 2.4053% 7/20/32 (b)(c)(e)		23,497,000	23,041,041
World Omni Automobile Lease Securitization Trust Series 2020-A Class A2, 1.71% 11/15/22		4,103,000	4,121,757
TOTAL ASSET-BACKED SECURITIES
(Cost $1,049,946,058)			990,708,570

Collateralized Mortgage Obligations - 1.3%
Private Sponsor - 0.5%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 0.6273% 6/27/36 (b)(c)(e)		1,556,681	1,542,094
BCAP LLC Trust sequential payer Series 2012-RR5 Class 8A5, 1.1183% 7/26/36 (b)(c)		272,142	265,962
Citigroup Mortgage Loan Trust sequential payer:
Series 2009-5 Class 5A1, 4.2042% 1/25/37 (b)(c)		149,738	148,996
Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)		2,087,652	2,088,684
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (b)(c)(o)		3,605	748
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.7937% 5/27/37 (b)(c)(e)		2,689,371	2,531,830
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(e)(o)		149,476	0
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (b)(c)		2,247,813	2,240,961
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.8095% 8/25/60 (b)(c)(e)		10,301,351	10,251,399
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 3.3481% 3/25/37 (c)		67,559	62,917
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 1.6389% 10/15/54 (b)(c)(e)		12,339,425	12,324,643
JPMorgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 0.8828% 6/21/36 (b)(c)(e)		332,724	331,096
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.4528% 12/22/69 (b)(c)(e)		9,170,920	9,154,073
Series 2019-2A Class 1A, 2.71% 12/22/69 (b)		42,614,000	43,186,263
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 0.6573% 2/25/37 (c)(e)		14,088	14,017
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 1.5989% 7/15/58 (b)(c)(e)		19,392,500	19,375,493
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 1.7689% 7/15/58 (b)(c)(e)		9,268,000	9,225,284
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (b)		10,088,624	10,115,556
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 4.0239% 7/26/45 (b)(c)		1,063,440	1,047,920
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.7849% 7/20/34 (c)(e)		5,702	5,376
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 1.679% 1/21/70 (b)(c)(e)		18,032,000	17,983,656
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.8083% 9/25/43 (c)(e)		2,449,473	2,278,455

TOTAL PRIVATE SPONSOR			144,175,423

U.S. Government Agency - 0.8%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.9683% 2/25/32 (c)(e)		8,507	8,596
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.1821% 3/18/32 (c)(e)		15,447	15,755
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1683% 4/25/32 (c)(e)		17,460	17,780
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.1683% 10/25/32 (c)(e)		23,001	23,413
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.9183% 1/25/32 (c)(e)		8,591	8,670
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9318% 12/25/33 (c)(n)(p)		288,760	83,769
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5118% 11/25/36 (c)(n)(p)		211,068	49,645
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		4,885	5,135
Series 1993-207 Class H, 6.5% 11/25/23		84,704	91,352
Series 1996-28 Class PK, 6.5% 7/25/25		29,021	31,389
Series 1999-17 Class PG, 6% 4/25/29		124,450	137,693
Series 1999-32 Class PL, 6% 7/25/29		117,728	132,245
Series 1999-33 Class PK, 6% 7/25/29		87,764	97,415
Series 2001-52 Class YZ, 6.5% 10/25/31		11,349	13,461
Series 2003-28 Class KG, 5.5% 4/25/23		45,217	47,459
Series 2005-102 Class CO 11/25/35 (q)		59,657	56,241
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.1126% 8/25/35 (c)(p)		16,814	23,354
Series 2005-81 Class PC, 5.5% 9/25/35		165,794	186,910
Series 2006-12 Class BO 10/25/35 (q)		271,661	255,152
Series 2006-37 Class OW 5/25/36 (q)		28,479	26,746
Series 2006-45 Class OP 6/25/36 (q)		94,879	89,230
Series 2006-62 Class KP 4/25/36 (q)		150,955	142,990
Series 2012-149:
Class DA, 1.75% 1/25/43		3,072,279	3,143,377
Class GA, 1.75% 6/25/42		3,279,593	3,353,915
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		25,633	29,585
Series 1999-25 Class Z, 6% 6/25/29		97,613	111,960
Series 2001-20 Class Z, 6% 5/25/31		125,109	139,316
Series 2001-31 Class ZC, 6.5% 7/25/31		70,900	82,627
Series 2002-16 Class ZD, 6.5% 4/25/32		41,374	49,230
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.3818% 11/25/32 (c)(n)(p)		153,600	24,448
Series 2012-67 Class AI, 4.5% 7/25/27 (n)		613,054	42,603
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.1528% 12/25/36 (c)(n)(p)		144,953	40,337
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.2718% 5/25/37 (c)(n)(p)		80,793	19,322
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.3239% 9/25/23 (c)(p)		3,893	4,713
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9318% 3/25/33 (c)(n)(p)		20,703	5,513
Series 2005-72 Class ZC, 5.5% 8/25/35		1,140,976	1,282,292
Series 2005-79 Class ZC, 5.9% 9/25/35		839,589	970,710
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.6105% 6/25/37 (c)(p)		68,081	149,783
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.5905% 7/25/37 (c)(p)		104,868	230,434
Class SB, 39.600% - 1 month U.S. LIBOR 38.5905% 7/25/37 (c)(p)		36,883	72,181
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 6.3768% 8/25/37 (c)(n)(p)		3,092,307	741,112
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.1818% 3/25/38 (c)(n)(p)		540,718	120,053
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 6.1918% 6/25/21 (c)(n)(p)		14	0
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.8818% 12/25/40 (c)(n)(p)		510,711	109,027
Class ZA, 4.5% 12/25/40		2,485,687	2,763,902
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		320,858	22,049
Series 2010-150 Class ZC, 4.75% 1/25/41		2,784,457	3,161,222
Series 2010-17 Class DI, 4.5% 6/25/21 (n)		33	0
Series 2010-95 Class ZC, 5% 9/25/40		6,013,207	6,882,468
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		5,373	4
Series 2011-39 Class ZA, 6% 11/25/32		365,889	428,307
Series 2011-4 Class PZ, 5% 2/25/41		1,273,056	1,461,771
Series 2011-67 Class AI, 4% 7/25/26 (n)		106,561	6,605
Series 2011-83 Class DI, 6% 9/25/26 (n)		77,001	3,398
Series 2012-100 Class WI, 3% 9/25/27 (n)		2,071,361	133,289
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.4818% 12/25/30 (c)(n)(p)		664,977	44,214
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.3818% 6/25/41 (c)(n)(p)		822,047	82,165
Series 2013-133 Class IB, 3% 4/25/32 (n)		1,322,840	48,645
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.8818% 1/25/44 (c)(n)(p)		742,828	124,300
Series 2013-51 Class GI, 3% 10/25/32 (n)		2,039,133	153,669
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.5518% 6/25/35 (c)(n)(p)		405,783	96,066
Series 2015-42 Class IL, 6% 6/25/45 (n)		3,128,285	650,058
Series 2015-70 Class JC, 3% 10/25/45		2,671,868	2,847,315
Series 2017-30 Class AI, 5.5% 5/25/47 (n)		1,716,869	340,199
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (n)		80,415	14,874
Series 343 Class 16, 5.5% 5/25/34 (n)		69,609	11,655
Series 348 Class 14, 6.5% 8/25/34 (c)(n)		47,576	10,888
Series 351:
Class 12, 5.5% 4/25/34 (c)(n)		30,891	5,736
Class 13, 6% 3/25/34 (n)		42,523	7,971
Series 359 Class 19, 6% 7/25/35 (c)(n)		26,267	5,394
Series 384 Class 6, 5% 7/25/37 (n)		330,966	57,141
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9836% 1/15/32 (c)(e)		7,096	7,170
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0836% 3/15/32 (c)(e)		9,691	9,831
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1836% 3/15/32 (c)(e)		9,912	10,089
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0836% 6/15/31 (c)(e)		17,632	17,870
Class FG, 1 month U.S. LIBOR + 0.900% 1.0836% 3/15/32 (c)(e)		5,541	5,618
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.4336% 5/15/37 (c)(e)		393,954	391,924
planned amortization class:
Series 2006-15 Class OP 3/25/36 (q)		293,604	277,311
Series 2095 Class PE, 6% 11/15/28		137,884	153,198
Series 2101 Class PD, 6% 11/15/28		11,578	12,821
Series 2121 Class MG, 6% 2/15/29		55,629	61,787
Series 2131 Class BG, 6% 3/15/29		388,325	432,448
Series 2137 Class PG, 6% 3/15/29		57,546	64,149
Series 2154 Class PT, 6% 5/15/29		101,460	113,098
Series 2162 Class PH, 6% 6/15/29		20,366	22,539
Series 2520 Class BE, 6% 11/15/32		141,846	162,261
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 7.4164% 3/15/23 (c)(n)(p)		1,175	18
Series 2693 Class MD, 5.5% 10/15/33		1,522,614	1,768,375
Series 2802 Class OB, 6% 5/15/34		166,122	185,442
Series 3002 Class NE, 5% 7/15/35		389,917	432,721
Series 3110 Class OP 9/15/35 (q)		160,612	156,128
Series 3119 Class PO 2/15/36 (q)		347,703	328,540
Series 3121 Class KO 3/15/36 (q)		56,270	53,681
Series 3123 Class LO 3/15/36 (q)		198,315	187,481
Series 3145 Class GO 4/15/36 (q)		194,184	184,473
Series 3189 Class PD, 6% 7/15/36		331,055	395,772
Series 3225 Class EO 10/15/36 (q)		104,608	98,599
Series 3258 Class PM, 5.5% 12/15/36		157,660	176,536
Series 3415 Class PC, 5% 12/15/37		131,925	148,268
Series 3786 Class HI, 4% 3/15/38 (n)		218,446	6,877
Series 3806 Class UP, 4.5% 2/15/41		1,044,762	1,142,941
Series 3832 Class PE, 5% 3/15/41		1,513,210	1,703,578
Series 4135 Class AB, 1.75% 6/15/42		2,465,014	2,521,418
sequential payer:
Series 2135 Class JE, 6% 3/15/29		26,343	29,709
Series 2274 Class ZM, 6.5% 1/15/31		35,359	40,976
Series 2281 Class ZB, 6% 3/15/30		72,317	79,806
Series 2303 Class ZV, 6% 4/15/31		35,852	40,110
Series 2357 Class ZB, 6.5% 9/15/31		265,417	314,643
Series 2502 Class ZC, 6% 9/15/32		66,460	75,860
Series 2519 Class ZD, 5.5% 11/15/32		100,350	112,678
Series 2546 Class MJ, 5.5% 3/15/23		27,987	29,383
Series 2601 Class TB, 5.5% 4/15/23		13,230	13,873
Series 2998 Class LY, 5.5% 7/15/25		52,472	56,112
Series 3871 Class KB, 5.5% 6/15/41		2,185,576	2,615,232
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4164% 2/15/36 (c)(n)(p)		107,128	28,265
Series 2013-4281 Class AI, 4% 12/15/28 (n)		968,314	53,283
Series 2017-4683 Class LM, 3% 5/15/47		3,898,456	4,098,294
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 45.6064% 8/15/24 (c)(p)		834	1,045
Class SD, 86.400% - 1 month U.S. LIBOR 84.0628% 8/15/24 (c)(p)		1,225	1,813
Series 2933 Class ZM, 5.75% 2/15/35		1,582,364	1,884,168
Series 2935 Class ZK, 5.5% 2/15/35		1,473,567	1,669,810
Series 2947 Class XZ, 6% 3/15/35		527,287	607,980
Series 2996 Class ZD, 5.5% 6/15/35		1,161,743	1,383,438
Series 3237 Class C, 5.5% 11/15/36		1,635,863	1,906,175
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.4764% 11/15/36 (c)(n)(p)		433,764	109,747
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.5664% 3/15/37 (c)(n)(p)		656,386	176,927
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.5764% 4/15/37 (c)(n)(p)		919,435	251,938
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.3964% 6/15/37 (c)(n)(p)		324,611	76,347
Series 3949 Class MK, 4.5% 10/15/34		277,998	304,077
Series 3955 Class YI, 3% 11/15/21 (n)		176,461	2,801
Series 4055 Class BI, 3.5% 5/15/31 (n)		1,164,281	49,256
Series 4149 Class IO, 3% 1/15/33 (n)		1,002,040	99,175
Series 4314 Class AI, 5% 3/15/34 (n)		339,647	25,520
Series 4427 Class LI, 3.5% 2/15/34 (n)		2,353,298	133,505
Series 4471 Class PA 4% 12/15/40		1,854,419	1,972,922
target amortization class Series 2156 Class TC, 6.25% 5/15/29		67,283	72,815
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.714% 2/15/24 (c)(e)		20,798	20,858
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		51,344	56,946
Series 2056 Class Z, 6% 5/15/28		101,897	113,179
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		3,476,518	3,842,102
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57		7,865,342	8,255,069
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5079% 6/16/37 (c)(n)(p)		192,329	48,316
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.9909% 3/20/60 (c)(e)(r)		2,366,904	2,366,894
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.7709% 7/20/60 (c)(e)(r)		304,246	302,333
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.3163% 9/20/60 (c)(e)(r)		369,962	367,640
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.3163% 8/20/60 (c)(e)(r)		382,612	380,263
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.3963% 12/20/60 (c)(e)(r)		782,920	779,461
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.5163% 12/20/60 (c)(e)(r)		1,036,344	1,035,544
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 1.5163% 2/20/61 (c)(e)(r)		1,829,388	1,828,573
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 1.5063% 2/20/61 (c)(e)(r)		2,511,394	2,509,760
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.5163% 4/20/61 (c)(e)(r)		908,862	908,083
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.5163% 5/20/61 (c)(e)(r)		1,178,008	1,176,932
Class FC, 1 month U.S. LIBOR + 0.500% 1.5163% 5/20/61 (c)(e)(r)		1,030,231	1,029,330
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.5463% 6/20/61 (c)(e)(r)		1,218,005	1,217,871
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.6163% 10/20/61 (c)(e)(r)		2,463,075	2,466,820
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.7163% 11/20/61 (c)(e)(r)		1,305,496	1,310,592
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.7163% 1/20/62 (c)(e)(r)		851,462	854,689
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.6463% 1/20/62 (c)(e)(r)		1,232,959	1,235,680
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.6463% 3/20/62 (c)(e)(r)		787,223	787,909
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.6663% 5/20/61 (c)(e)(r)		53,180	53,299
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 1.5363% 10/20/62 (c)(e)(r)		686,306	686,094
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 1.5463% 7/20/60 (c)(e)(r)		27,345	27,353
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 1.3763% 3/20/63 (c)(e)(r)		1,169,142	1,164,195
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 1.6163% 1/20/64 (c)(e)(r)		1,171,186	1,172,816
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 1.6163% 12/20/63 (c)(e)(r)		4,063,473	4,069,720
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 1.5163% 6/20/64 (c)(e)(r)		5,049,718	5,045,411
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 1.5163% 9/20/64 (c)(e)(r)		16,545,070	16,530,264
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 1.4163% 12/20/62 (c)(e)(r)		91,168	90,894
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.6585% 12/20/40 (c)(p)		3,537,808	4,267,383
Series 2011-136 Class WI, 4.5% 5/20/40 (n)		241,237	15,700
Series 2016-69 Class WA, 3% 2/20/46		3,079,388	3,249,649
Series 2017-134 Class BA, 2.5% 11/20/46		3,418,489	3,567,751
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		575,922	656,651
Series 2010-160 Class DY, 4% 12/20/40		6,917,260	7,632,507
Series 2010-170 Class B, 4% 12/20/40		1,538,273	1,697,631
Series 2017-139 Class BA, 3% 9/20/47		13,829,083	14,820,695
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3179% 5/16/34 (c)(n)(p)		107,694	23,443
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0179% 8/17/34 (c)(n)(p)		116,530	30,113
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.1072% 6/16/37 (c)(p)		10,641	20,856
Series 2010-116 Class QB, 4% 9/16/40		14,783,370	15,908,287
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.7709% 5/20/60 (c)(e)(r)		904,834	899,213
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.9293% 7/20/41 (c)(n)(p)		583,896	114,236
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5179% 6/16/42 (c)(n)(p)		407,456	97,072
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.439% 4/20/39 (c)(p)		311,345	323,936
Class ST, 8.800% - 1 month U.S. LIBOR 8.5723% 8/20/39 (c)(p)		1,204,717	1,251,043
Series 2013-149 Class MA, 2.5% 5/20/40		7,909,036	8,272,361
Series 2014-2 Class BA, 3% 1/20/44		6,998,567	7,545,443
Series 2014-21 Class HA, 3% 2/20/44		3,098,540	3,264,462
Series 2014-25 Class HC, 3% 2/20/44		4,794,264	5,223,335
Series 2014-5 Class A, 3% 1/20/44		4,276,931	4,587,327
Series 2015-H13 Class HA, 2.5% 8/20/64 (r)		872,267	878,022
Series 2015-H21:
Class HA, 2.5% 6/20/63 (r)		45,452	45,464
Class JA, 2.5% 6/20/65 (r)		1,089,944	1,092,373
Series 2017-186 Class HK, 3% 11/16/45		6,723,793	7,133,115
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.52% 8/20/66 (c)(e)(r)		10,173,947	10,072,364

TOTAL U.S. GOVERNMENT AGENCY			225,606,210

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $362,484,569)			369,781,633

Commercial Mortgage Securities - 3.3%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		352,000	354,585
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 2.4836% 6/15/35 (b)(c)(e)		304,000	248,916
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)		11,600,000	11,406,416
Class ANM, 3.112% 11/5/32 (b)		14,236,000	12,996,797
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)		3,196,000	2,582,300
Class CNM, 3.8425% 11/5/32 (b)(c)		1,322,000	1,045,809
BAMLL Trust Series 2015-200P Class F, 3.5958% 4/14/33 (b)(c)		831,000	792,639
Banc of America Merrill Lynch Large Loan, Inc. floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 3.3836% 3/15/34 (b)(c)(e)		987,000	652,878
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 2.1336% 4/15/36 (b)(c)(e)		1,365,000	986,392
BANK:
sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61		3,100,000	3,452,237
Series 2019-BN21 Class A5, 2.851% 10/17/52		2,606,000	2,785,895
Series 2019-BN23 Class E, 2.5% 12/15/52 (b)		693,000	315,986
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		1,426,000	853,122
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)		830,000	534,739
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (b)		1,738,000	1,077,250
Class E, 2.8% 11/15/50 (b)		1,092,000	504,303
Series 2018-BN12 Class D, 3% 5/15/61 (b)		866,000	440,013
Bank Series 2018-BN15:
Class D, 3% 11/15/61 (b)		735,000	407,649
Class E, 3% 11/15/61 (b)		735,000	357,396
BANK:
Series 2019-BN18:
Class D, 3% 5/15/62 (b)		336,000	192,591
Class E, 3% 5/15/62 (b)		588,000	295,342
Series 2019-BN19:
Class D, 3% 8/15/61 (b)		1,680,000	984,210
Class E, 3% 8/15/61 (b)		276,000	141,517
Series 2019-BN20 Class D, 2.5% 9/15/62 (b)		1,743,000	1,033,449
Series 2019-BN21:
Class E, 2.5% 10/17/52 (b)		950,000	407,732
Class F, 2.6818% 10/17/52 (b)		1,344,000	531,843
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (c)		610,000	509,968
Class D, 3.25% 2/15/50 (b)		1,222,000	716,987
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.9522% 7/15/49 (c)(n)		28,377,391	1,895,031
Barclays Commercial Mortgage Securities LLC:
Series 2015-STP:
Class D, 4.2844% 9/10/28 (b)(c)		546,000	542,668
Class E, 4.2844% 9/10/28 (b)(c)		2,007,000	1,971,796
Series 2019-C5:
Class D, 2.5% 11/15/52 (b)		333,000	200,966
Class F, 2.6014% 11/15/52 (b)(c)		548,000	217,992
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(n)(o)		1,505,586	0
BBCMS Mortgage Trust:
Series 2016-ETC:
Class D, 3.6089% 8/14/36 (b)(c)		868,000	643,584
Class E, 3.6089% 8/14/36 (b)(c)		637,000	401,834
Series 2020-C6 Class E, 2.4% 2/15/53 (b)		628,000	259,442
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51		2,953,000	3,396,724
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (b)(c)		719,000	619,055
Class 225E, 3.2943% 12/15/62 (b)(c)		485,000	379,836
Class A5, 3.0486% 12/15/62		4,059,000	4,416,008
Series 2018-B7:
Class D, 3% 5/15/53 (b)(c)		614,000	353,308
Class E, 3% 5/15/53 (b)(c)		614,000	300,504
Class F, 3.6099% 5/15/53 (b)(c)		1,365,000	568,603
Series 2019-B12 Class D, 3% 8/15/52 (b)		1,091,000	585,683
Series 2020-IG2:
Class C, 3.402% 9/15/48 (b)		546,000	497,468
Class D, 3.402% 9/15/48 (b)		693,000	569,493
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (b)(c)		1,400,000	1,071,542
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 2.5836% 6/15/35 (b)(c)(e)		294,000	222,206
BWAY Mortgage Trust Series 2015-1740 Class E, 4.4499% 1/10/35 (b)(c)		637,000	592,451
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA:
Class E, 1 month U.S. LIBOR + 1.950% 2.1347% 3/15/37 (b)(c)(e)		695,000	634,123
Class F, 1 month U.S. LIBOR + 2.470% 2.6547% 3/15/37 (b)(c)(e)		1,274,000	1,167,418
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 2.1836% 11/25/32 (b)(c)(e)		340,000	287,574
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.1836% 12/15/36 (b)(c)(e)		13,462,000	12,888,613
Class C, 1 month U.S. LIBOR + 1.120% 1.3036% 12/15/36 (b)(c)(e)		10,739,000	10,173,970
Class D, 1 month U.S. LIBOR + 1.250% 1.4336% 12/15/36 (b)(c)(e)		18,197,000	17,102,876
Class G, 1 month U.S. LIBOR + 2.500% 2.6836% 12/15/36 (b)(c)(e)		2,310,000	2,128,210
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.0596% 11/15/32 (b)(c)(e)		5,594,000	5,330,667
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9836% 12/15/36 (b)(c)(e)		28,754,000	27,817,456
Series 2020-VIVA:
Class D, 3.667% 3/9/44 (b)(c)		1,482,000	1,266,171
Class E, 3.667% 3/9/44 (b)(c)		953,000	747,086
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 4.4336% 7/15/34 (b)(c)(e)		1,145,800	990,779
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.8086% 9/15/37 (b)(c)(e)		6,299,990	4,518,349
Series 2018-IND:
Class F, 1 month U.S. LIBOR + 1.800% 1.9836% 11/15/35 (b)(c)(e)		6,762,700	6,423,563
Class G, 1 month U.S. LIBOR + 2.050% 2.2336% 11/15/35 (b)(c)(e)		1,467,200	1,375,230
Class H, 1 month U.S. LIBOR + 3.000% 3.1836% 11/15/35 (b)(c)(e)		548,100	515,273
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.4836% 4/15/34 (b)(c)(e)		11,328,000	10,077,901
Class C, 1 month U.S. LIBOR + 1.600% 1.7836% 4/15/34 (b)(c)(e)		7,490,000	6,513,215
Class D, 1 month U.S. LIBOR + 1.900% 2.0836% 4/15/34 (b)(c)(e)		7,862,000	6,553,843
Class G, 1 month U.S. LIBOR + 3.600% 3.7836% 4/15/34 (b)(c)(e)		1,533,000	1,104,685
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.2636% 10/15/36 (b)(c)(e)		10,969,909	10,598,845
Class C, 1 month U.S. LIBOR + 1.250% 1.4336% 10/15/36 (b)(c)(e)		13,790,251	13,254,666
Class D, 1 month U.S. LIBOR + 1.450% 1.6336% 10/15/36 (b)(c)(e)		19,533,164	18,701,129
Class E, 1 month U.S. LIBOR + 1.800% 1.9836% 10/15/36 (b)(c)(e)		27,445,791	25,967,350
Class F, 1 month U.S. LIBOR + 2.000% 2.1836% 10/15/36 (b)(c)(e)		593,304	559,113
Class J, 1 month U.S. LIBOR + 2.650% 2.8336% 10/15/36 (b)(c)(e)		5,552,788	5,198,720
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.7836% 12/15/36 (b)(c)(e)		13,619,000	12,663,673
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1836% 4/15/34 (b)(c)(e)		21,067,000	19,376,072
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.1036% 10/15/36 (b)(c)(e)		39,791,477	38,993,821
Series 2019-OC11:
Class B, 3.605% 12/9/41 (b)		105,000	102,945
Class C, 3.856% 12/9/41 (b)		1,092,000	1,014,467
Class D, 4.0755% 12/9/41 (b)(c)		168,000	151,414
Class E, 4.0755% 12/9/41 (b)(c)		4,148,000	3,656,784
BXMT Ltd. floater Series 2017-FL1 Class D, 1 month U.S. LIBOR + 2.700% 2.8836% 6/15/35 (b)(c)(e)		533,000	439,970
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (b)(c)		1,743,000	1,454,740
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 3.4336% 12/15/37 (b)(c)(e)		1,628,000	1,499,241
CD Mortgage Trust Series 2017-CD3:
Class C, 4.5597% 2/10/50 (c)		1,482,000	1,260,841
Class D, 3.25% 2/10/50 (b)		1,340,000	846,216
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7391% 12/15/47 (b)(c)		478,000	492,490
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.1336% 11/15/36 (b)(c)(e)		10,499,000	9,972,531
Class B, 1 month U.S. LIBOR + 1.250% 1.4336% 11/15/36 (b)(c)(e)		2,800,000	2,645,560
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.3036% 6/15/34 (b)(c)(e)		28,543,829	27,480,631
Class B, 1 month U.S. LIBOR + 1.500% 1.6836% 6/15/34 (b)(c)(e)		5,618,754	5,013,318
Class C, 1 month U.S. LIBOR + 1.750% 1.9336% 6/15/34 (b)(c)(e)		6,348,605	5,457,754
Class E, 1 month U.S. LIBOR + 2.350% 2.5336% 6/15/34 (b)(c)(e)		2,948,278	2,418,675
Class F, 1 month U.S. LIBOR + 2.600% 2.7918% 6/15/34 (b)(c)(e)		3,805,578	2,672,415
Citigroup Commercial Mortgage Trust:
Series 19-SMRT Class E, 4.7449% 1/10/36 (b)(c)		791,000	724,950
Series 2013-375P Class E, 3.5176% 5/10/35 (b)(c)		1,306,000	1,214,480
Series 2013-GC15 Class D, 5.2133% 9/10/46 (b)(c)		2,196,000	1,805,976
Series 2015-GC29 Class XA, 1.0469% 4/10/48 (c)(n)		34,706,146	1,474,230
Series 2015-GC33 Class XA, 0.8915% 9/10/58 (c)(n)		56,245,188	2,119,094
Series 2016-C3 Class D, 3% 11/15/49 (b)		1,507,000	770,354
Series 2016-P6 Class XA, 0.7875% 12/10/49 (c)(n)		51,731,545	1,508,187
Series 2019-GC41:
Class D, 3% 8/10/56 (b)		378,000	200,785
Class E, 3% 8/10/56 (b)		834,000	385,343
Series 2019-GC43 Class E, 3% 11/10/52 (b)		1,196,000	543,235
Series 2020-GC46:
Class D, 2.6% 1/15/53 (b)		1,208,000	653,740
Class E, 2.6% 1/15/53 (b)		136,000	66,526
COMM Mortgage Trust:
floater:
Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.2336% 9/15/33 (b)(c)(e)		468,000	345,177
Class G, 1 month U.S. LIBOR + 5.050% 5.24% 9/15/33 (b)(c)(e)		544,000	391,231
Series 2019-521F Class F, 1 month U.S. LIBOR + 2.390% 2.5776% 6/15/34 (b)(c)(e)		1,260,000	982,851
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)		5,924,751	6,067,441
Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		959,000	506,135
Series 2014-CR18 Class A5, 3.828% 7/15/47		5,007,100	5,383,137
Series 2012-CR1:
Class C, 5.3197% 5/15/45 (c)		769,000	595,277
Class D, 5.3197% 5/15/45 (b)(c)		2,108,000	1,297,249
Class G, 2.462% 5/15/45 (b)		774,000	261,216
Series 2012-LC4 Class C, 5.5363% 12/10/44 (c)		166,000	143,209
Series 2013-CR10:
Class C, 4.7889% 8/10/46 (b)(c)		314,000	292,122
Class D, 4.7889% 8/10/46 (b)(c)		1,490,000	1,296,854
Series 2013-CR12 Class D, 5.0713% 10/10/46 (b)(c)		1,205,000	773,070
Series 2013-CR9 Class C, 4.2183% 7/10/45 (b)(c)		334,462	294,693
Series 2013-LC6 Class D, 4.3185% 1/10/46 (b)(c)		1,664,000	1,014,235
Series 2014-CR15 Class D, 4.7449% 2/10/47 (b)(c)		298,000	236,951
Series 2014-CR17 Class E, 4.8474% 5/10/47 (b)(c)		255,000	157,757
Series 2014-CR20 Class XA, 1.0257% 11/10/47 (c)(n)		68,276,986	2,481,821
Series 2014-LC17:
Class C, 4.5729% 10/10/47 (c)		340,000	305,057
Class XA, 0.7666% 10/10/47 (c)(n)		50,379,341	1,260,778
Series 2014-UBS2 Class D, 5.0026% 3/10/47 (b)(c)		994,000	740,633
Series 2014-UBS6 Class XA, 0.8907% 12/10/47 (c)(n)		85,201,930	2,595,617
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(c)		1,538,000	1,279,745
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)		1,079,000	640,824
Series 2019-CD4 Class C, 4.349% 5/10/50 (c)		1,794,000	1,675,959
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 7.0854% 5/10/43 (b)(c)		64,730	64,626
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)		368,000	238,965
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.0249% 11/10/49 (c)		619,000	537,842
Class D, 2.7749% 11/10/49 (c)		546,000	313,484
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.8309% 8/15/45 (b)(c)		105,000	81,545
Class E, 4.8309% 8/15/45 (b)(c)		1,835,100	1,116,034
Class F, 4.25% 8/15/45 (b)		2,033,000	915,730
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		522,000	104,400
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 1.0636% 12/15/31 (b)(c)(e)		10,250,000	9,863,871
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 2.9968% 11/13/39 (b)(c)		1,196,000	866,955
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (b)		101,994	67,320
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.1636% 5/15/36 (b)(c)(e)		49,600,000	48,450,123
Class B, 1 month U.S. LIBOR + 1.230% 1.4136% 5/15/36 (b)(c)(e)		12,828,000	12,410,025
Class C, 1 month U.S. LIBOR + 1.430% 1.6136% 5/15/36 (b)(c)(e)		14,090,000	13,489,669
Class F, 1 month U.S. LIBOR + 2.650% 2.8336% 5/15/36 (b)(c)(e)		693,000	637,958
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 3.7836% 1/15/34 (b)(c)(e)		647,000	564,890
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)		11,930,000	11,633,024
Class B, 4.5349% 4/15/36 (b)		3,730,000	3,550,792
Class C, 4.782% 4/15/36 (b)(c)		2,462,000	2,286,580
Class D, 4.782% 4/15/36 (b)(c)		4,923,000	4,411,772
Series 2019-UVIL Class E, 3.3928% 12/15/41 (b)(c)		952,000	624,625
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (b)		1,278,000	848,708
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (b)(c)		1,055,000	886,123
Series 2017-CX9 Class D, 4.1516% 9/15/50 (b)(c)		518,000	294,839
Series 2018-CX11 Class C, 4.7912% 4/15/51 (c)		495,000	416,898
Series 2019-C15 Class C, 4.9802% 3/15/52 (c)		1,428,000	1,247,468
CSMC Trust Series 2017-MOON Class E, 3.1965% 7/10/34 (b)(c)		1,363,000	1,255,892
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (b)(c)		458,000	413,198
Class E, 4.9345% 1/10/34 (b)(c)		1,487,000	1,270,865
DBGS Mortgage Trust:
Series 2018-C1:
Class C, 4.6364% 10/15/51 (c)		355,000	291,344
Class D, 2.8864% 10/15/51 (b)(c)		1,512,000	918,343
Series 2019-1735 Class F, 4.1946% 4/10/37 (b)(c)		1,188,000	839,431
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6865% 11/10/46 (b)(c)		2,136,000	2,030,642
Class F, 5.6865% 11/10/46 (b)(c)		2,129,000	1,987,474
Class G, 4.652% 11/10/46 (b)		2,273,000	2,053,846
Class XB, 0.3012% 11/10/46 (b)(c)(n)		13,328,000	14,986
Series 2011-LC3A Class D, 5.3347% 8/10/44 (b)(c)		969,000	581,400
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (b)		449,000	304,599
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4909% 8/10/49 (c)		382,000	307,810
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5736% 12/25/43 (c)(n)		1,045,000	6,976
Series K012 Class X3, 2.249% 1/25/41 (c)(n)		1,128,055	8,446
Series K013 Class X3, 2.8139% 1/25/43 (c)(n)		1,113,000	11,018
Series KAIV Class X2, 3.6147% 6/25/41 (c)(n)		574,000	15,390
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.1209% 11/21/35 (b)(c)(e)		424,000	319,917
Grace Mortgage Trust Series 2014-GRCE Class F, 3.5901% 6/10/28 (b)(c)		1,219,000	1,166,631
GS Mortgage Securities Corp. II Series 2010-C1 Class X, 1.1173% 8/10/43 (b)(c)(n)		1,375,354	16,623
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 2.8336% 10/15/36 (b)(c)(e)		1,080,000	873,185
Series 2019-SOHO Class E, 1 month U.S. LIBOR + 1.870% 2.0583% 6/15/36 (b)(c)(e)		1,488,000	1,334,020
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.6336% 9/15/31 (b)(c)(e)		38,854,000	35,871,625
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.2736% 10/15/31 (b)(c)(e)		10,027,000	9,444,353
Series 2010-C2:
Class D, 5.179% 12/10/43 (b)(c)		910,000	878,235
Class XA, 0.0361% 12/10/43 (b)(c)(n)		1,900,735	280
Series 2011-GC3 Class D, 5.6361% 3/10/44 (b)(c)		323,000	310,836
Series 2011-GC5:
Class C, 5.3888% 8/10/44 (b)(c)		908,923	787,642
Class D, 5.3888% 8/10/44 (b)(c)		623,936	451,750
Class E, 5.3888% 8/10/44 (b)(c)		773,957	485,761
Class F, 4.5% 8/10/44 (b)		1,339,218	650,931
Series 2012-GC6:
Class D, 5.6509% 1/10/45 (b)(c)		1,837,000	1,128,125
Class E, 5% 1/10/45 (b)(c)		1,117,000	576,826
Series 2012-GC6I Class F, 5% 1/10/45 (c)		447,457	312,590
Series 2012-GCJ7:
Class C, 5.6987% 5/10/45 (c)		1,043,000	967,584
Class D, 5.6987% 5/10/45 (b)(c)		2,561,000	2,164,269
Class F, 5% 5/10/45 (b)		1,100,469	297,127
Series 2012-GCJ9:
Class D, 4.7404% 11/10/45 (b)(c)		1,910,000	1,483,657
Class E, 4.7404% 11/10/45 (b)(c)		896,000	627,677
Series 2013-GC10 Class D, 4.4026% 2/10/46 (b)(c)		586,000	489,280
Series 2013-GC12:
Class D, 4.4514% 6/10/46 (b)(c)		254,518	208,291
Class XA, 1.4146% 6/10/46 (c)(n)		16,056,242	533,830
Series 2013-GC13 Class D, 4.0834% 7/10/46 (b)(c)		1,907,000	1,282,533
Series 2013-GC16:
Class C, 5.3107% 11/10/46 (c)		421,844	396,928
Class D, 5.3107% 11/10/46 (b)(c)		1,161,000	949,308
Class F, 3.5% 11/10/46 (b)		970,000	633,722
Series 2014-GC20 Class XA, 1.0559% 4/10/47 (c)(n)		87,026,491	2,243,177
Series 2015-GC34 Class XA, 1.2633% 10/10/48 (c)(n)		17,558,108	884,948
Series 2016-GS2:
Class B, 3.759% 5/10/49		842,000	834,689
Class C, 4.5264% 5/10/49 (c)		771,000	672,067
Class D, 2.753% 5/10/49 (b)		703,000	425,308
Series 2016-GS3 Class D, 2.62% 10/10/49 (b)		1,935,000	1,266,451
Series 2016-GS4 Class C, 3.7985% 11/10/49 (c)		464,000	381,075
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		1,224,000	1,171,069
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(c)		3,220,000	3,146,934
Class F, 4.0667% 2/10/29 (b)(c)		3,434,000	3,272,103
Series 2017-GS6 Class D, 3.243% 5/10/50 (b)		1,720,000	1,075,260
Series 2018-GS9 Class D, 3% 3/10/51 (b)		835,000	510,070
Series 2019-GC38 Class D, 3% 2/10/52 (b)		446,000	261,337
Series 2019-GC39 Class D, 3% 5/10/52 (b)		1,176,000	696,846
Series 2019-GC40:
Class D, 3% 7/10/52 (b)		924,000	565,027
Class DBF, 3.5497% 7/10/52 (b)(c)		1,107,500	916,255
Series 2019-GC42:
Class D, 2.8% 9/1/52 (b)		408,000	210,987
Class E, 2.8% 9/1/52 (b)		1,092,000	490,015
Series 2019-GS5 Class C, 4.299% 3/10/50 (c)		1,155,000	985,595
Series 2019-GSA1 Class E, 2.8% 11/10/52 (b)		693,000	312,407
Series 2020-GC45:
Class D, 2.85% 2/13/53 (b)		952,000	490,203
Class SWD, 3.2185% 12/13/39 (b)		735,000	518,783
Series 2020-GC47 Class D, 3.5708% 5/12/53 (b)(c)		336,000	268,241
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(c)		1,817,000	1,394,182
Series 2016-SFP:
Class D, 4.9269% 11/5/35 (b)		714,000	680,238
Class F, 6.1552% 11/5/35 (b)		2,130,000	1,814,412
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (b)		686,074	653,044
Class F, 4.101% 9/17/39 (b)		111,619	98,785
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.4431% 7/10/39 (b)(c)		861,000	821,385
Series 2019-55HY Class F, 2.9428% 12/10/41 (b)(c)		693,000	605,457
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 2.3336% 6/15/34 (b)(c)(e)		549,479	466,873
Class FFL, 1 month U.S. LIBOR + 2.850% 3.0336% 6/15/34 (b)(c)(e)		206,055	170,866
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)		1,064,000	1,007,330
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 2.5% 7/17/37 (b)(c)(e)		208,777	187,169
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 2.3821% 1/17/38 (b)(c)(e)		1,321,000	1,169,381
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/37 (b)		723,000	671,271
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 1.7836% 6/15/32 (b)(c)(e)		685,895	599,999
Class E, 1 month U.S. LIBOR + 3.000% 3.35% 6/15/35 (b)(c)(e)		56,111	43,466
Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 2.3436% 7/15/36 (b)(c)(e)		1,029,000	870,105
Class F, 1 month U.S. LIBOR + 3.000% 3.1836% 7/15/36 (b)(c)(e)		336,000	267,296
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.7478% 4/15/47 (c)(n)		7,886,998	143,216
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)		194,000	166,165
Series 2014-C26 Class D, 3.8811% 1/15/48 (b)(c)		758,000	536,439
Series 2015-C30 Class XA, 0.5128% 7/15/48 (c)(n)		45,975,282	976,630
Series 2015-C32 Class C, 4.6544% 11/15/48 (c)		1,942,000	1,648,003
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4231% 12/15/49 (b)(c)		1,251,000	765,736
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.0895% 12/15/49 (c)		603,000	471,760
Class D, 3.0895% 12/15/49 (b)(c)		1,242,000	679,234
Series 2017-C7:
Class C, 4.1842% 10/15/50 (c)		347,000	253,491
Class D, 3% 10/15/50 (b)		602,000	404,357
Series 2018-C8 Class D, 3.2441% 6/15/51 (b)(c)		406,000	238,936
Series 2019-COR6:
Class D, 2.5% 11/13/52 (b)		567,000	280,135
Class E, 2.5% 11/13/52 (b)		1,092,000	466,079
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class C, 5.1318% 6/15/45 (c)		159,000	141,568
Class D, 5.1318% 6/15/45 (b)(c)		886,000	638,678
Class E, 5.1318% 6/15/45 (b)(c)		1,135,000	665,455
Class F, 4% 6/15/45 (b)		1,124,000	562,000
Class G 4% 6/15/45 (b)		1,233,000	431,550
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.6641% 2/15/46 (b)(c)		1,156,000	502,118
Class G, 4.409% 2/15/46 (b)(c)		368,000	70,095
Class H, 4.409% 2/15/46 (b)(c)		828,000	123,557
Class J, 4.409% 2/15/46 (b)(c)(o)		106,000	10,558
Series 2011-C4:
Class E, 5.4808% 7/15/46 (b)(c)		1,398,000	1,289,864
Class F, 3.873% 7/15/46 (b)		166,000	147,601
Class H, 3.873% 7/15/46 (b)		784,250	673,259
Class NR, 3.873% 7/15/46 (b)		420,000	313,429
Series 2011-C5:
Class B. 5.4438% 8/15/46 (b)(c)		726,000	735,504
Class C, 5.4438% 8/15/46 (b)(c)		414,648	405,229
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		1,025,000	720,236
Class D, 4.1675% 4/15/46 (c)		1,638,000	989,364
Class F, 3.25% 4/15/46 (b)(c)		1,851,000	744,681
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(c)		945,000	94,500
Class E, 3.8046% 6/10/27 (b)(c)(o)		1,519,000	121,520
Series 2015-UES Class F, 3.621% 9/5/32 (b)(c)		2,123,000	2,060,525
Series 2018-AON Class F, 4.6132% 7/5/31 (b)(c)		743,000	663,426
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)		2,322,000	2,346,357
Class DFX, 5.3503% 7/5/33 (b)		3,571,000	3,548,973
Class EFX, 5.5422% 7/5/33 (b)		4,886,000	4,714,997
Class XAFX, 1.116% 7/5/33 (b)(c)(n)		35,039,000	1,098,592
Series 2019-OSB Class E, 3.7828% 6/5/39 (b)(c)		1,071,000	824,043
KNDL 2019-KNSQ Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 2.1836% 5/15/36 (b)(c)(e)		1,638,000	1,492,157
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 3.8979% 5/15/31 (b)(c)		1,339,000	1,231,155
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (b)(c)		375,000	380,284
Class E, 4.6485% 2/10/36 (b)(c)		942,000	900,198
Mach One Trust LLC Series 2004-1A Class M, 5.45% 5/28/40 (b)(c)		5,048	4,994
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (b)(c)		819,000	692,804
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/6/30 (b)(c)		475,000	420,843
Class E, 3.4767% 2/6/30 (b)(c)		349,000	295,523
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31		698,000	603,662
Series 2012-C5 Class E, 4.6763% 8/15/45 (b)(c)		288,000	240,332
Series 2012-C6 Class D, 4.607% 11/15/45 (b)(c)		1,469,000	1,257,538
Series 2012-C6, Class F, 4.607% 11/15/45 (b)(c)		693,000	530,840
Series 2013-C12 Class D, 4.7655% 10/15/46 (b)(c)		1,299,000	971,507
Series 2013-C13:
Class D, 4.9039% 11/15/46 (b)(c)		1,747,000	1,289,556
Class E, 4.9039% 11/15/46 (b)(c)		785,081	554,877
Series 2013-C7:
Class C, 4.1215% 2/15/46 (c)		308,000	281,430
Class D, 4.2375% 2/15/46 (b)(c)		966,000	679,468
Class E, 4.2375% 2/15/46 (b)(c)		391,000	245,089
Series 2013-C8 Class D, 4.0563% 12/15/48 (b)(c)		504,000	414,290
Series 2013-C9:
Class C, 4.0325% 5/15/46 (c)		920,000	888,274
Class D, 4.1205% 5/15/46 (b)(c)		1,700,000	1,307,822
Class E, 4.1205% 5/15/46 (b)(c)		722,000	513,149
Series 2014-C17 Class XA, 1.1074% 8/15/47 (c)(n)		81,329,967	2,630,073
Series 2015-C25 Class XA, 1.0859% 10/15/48 (c)(n)		29,356,215	1,199,422
Series 2016-C30:
Class C, 4.1223% 9/15/49 (c)		266,000	221,616
Class D, 3% 9/15/49 (b)		495,000	298,954
Series 2016-C31:
Class C, 4.3124% 11/15/49 (c)		603,000	445,126
Class D, 3% 11/15/49 (b)(c)		772,000	435,511
Series 2016-C32 Class C, 4.2905% 12/15/49 (c)		415,000	347,501
Series 2017-C33 Class D, 3.356% 5/15/50 (b)		947,000	525,512
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN:
Class A, 1 month U.S. LIBOR + 0.950% 1.1336% 3/15/34 (b)(c)(e)		13,540,000	12,962,236
Class F, 1 month U.S. LIBOR + 2.600% 2.7836% 3/15/34 (b)(c)(e)		1,890,000	1,480,165
Class G, 1 month U.S. LIBOR + 3.150% 3.3336% 3/15/34 (b)(c)(e)		420,000	327,838
sequential payer:
Series 2011-C1:
Class F, 4.193% 9/15/47 (b)		849,000	763,083
Class G, 4.193% 9/15/47 (b)		745,000	642,579
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)		30,766,000	29,256,715
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)(c)		15,330	15,637
Series 2011-C1 Class E, 5.5009% 9/15/47 (b)(c)		530,100	514,891
Series 2011-C2:
Class D, 5.4782% 6/15/44 (b)(c)		1,788,000	1,154,960
Class E, 5.4782% 6/15/44 (b)(c)		172,000	101,416
Class F, 5.4782% 6/15/44 (b)(c)		748,000	314,160
Class XB, 0.3249% 6/15/44 (b)(c)(n)		5,014,010	40,289
Series 2011-C3:
Class AJ, 5.2444% 7/15/49 (b)(c)		7,800,000	8,026,526
Class C, 5.2444% 7/15/49 (b)(c)		867,000	750,075
Class D, 5.2444% 7/15/49 (b)(c)		2,163,000	1,719,318
Class E, 5.2444% 7/15/49 (b)(c)		1,210,000	872,130
Class F, 5.2444% 7/15/49 (b)(c)		332,000	222,228
Class G, 5.2444% 7/15/49 (b)(c)		1,123,200	686,869
Series 2012-C4 Class D, 5.419% 3/15/45 (b)(c)		425,000	217,973
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(c)		418,000	417,964
Class F, 4.295% 9/9/32 (b)(c)		734,000	646,290
Series 2014-CPT Class F, 3.4455% 7/13/29 (b)(c)		915,000	932,062
Series 2015-MS1:
Class C, 4.0311% 5/15/48 (c)		468,000	402,749
Class D, 4.0311% 5/15/48 (b)(c)		1,371,000	964,734
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)		883,000	523,053
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)		1,456,000	909,204
Class D, 3.904% 11/15/49 (c)		603,000	544,974
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 2.7836% 11/15/34 (b)(c)(e)		822,000	780,354
Series 2018-H4 Class A4, 4.31% 12/15/51		7,706,000	8,891,047
Series 2018-MP Class E, 4.276% 7/11/40 (b)(c)		1,318,000	912,512
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)		4,445,000	4,182,172
Class C, 3.1771% 11/10/36 (b)		4,265,000	3,831,102
Series 2020-CNP Class D, 2.508% 4/5/42 (b)(c)		462,000	368,227
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.6601% 7/15/33 (b)(c)		61,415	62,662
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.920% 7.1101% 8/15/24 (b)(c)(e)		443,198	342,139
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 4.4336% 8/15/34 (b)(c)(e)		2,831,838	2,209,912
MRCD Series 2019-PARK Class G, 2.7175% 12/15/36 (b)		1,449,000	1,232,673
MSCCG Trust floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 2.3336% 10/15/37 (b)(c)(e)		679,000	629,786
MSCG Trust Series 2016-SNR:
Class B, 4.181% 11/15/34 (b)		101,585	98,289
Class C, 5.205% 11/15/34 (b)		3,195,150	3,114,629
Class D, 6.55% 11/15/34 (b)		2,313,700	2,262,295
Class E, 6.8087% 11/15/34 (b)		561,000	506,427
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(c)		311,000	188,512
MTRO Commercial Mortgage Trust floater Series 2019-TECH Class E, 1 month U.S. LIBOR + 2.050% 2.2336% 12/15/33 (b)(c)(e)		742,000	692,982
Natixis Commercial Mortgage Securities Series 2019-10K:
Class E, 4.1346% 5/15/39 (b)(c)		399,000	340,659
Class F, 4.1346% 5/15/39 (b)(c)		1,374,000	985,020
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 3.564% 6/15/35 (b)(c)(e)		132,000	106,601
Class WAN2, 1 month U.S. LIBOR + 3.750% 4.564% 6/15/35 (b)(c)(e)		128,000	98,560
Series 2018-285M Class F, 3.7904% 11/15/32 (b)(c)		307,000	287,657
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 3.1836% 11/15/34 (b)(c)(e)		245,000	207,259
Series 2019-1776 Class F, 4.2988% 10/15/36 (b)		473,000	421,247
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (b)(c)		735,000	639,990
Class AMZ3, 3.5% 1/15/37 (b)(c)		336,000	273,617
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 3.1836% 12/15/35 (b)(c)(e)		1,385,000	1,178,146
Progress Residential Series 2019-SFR3 Class F, 3.867% 9/17/36 (b)		546,000	502,910
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		1,086,353	1,265,004
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 1.3336% 3/15/36 (b)(c)(e)		2,920,560	2,761,677
Class B, 1 month U.S. LIBOR + 1.550% 1.7336% 3/15/36 (b)(c)(e)		12,500,000	11,199,074
Class C, 1 month U.S. LIBOR + 2.100% 2.2836% 3/15/36 (b)(c)(e)		20,234,000	17,634,342
SG Commercial Mortgage Securities Trust Series 2020-COVE:
Class F, 3.8518% 3/15/37 (b)(c)		1,289,000	1,088,650
Class G, 3.8518% 3/15/37 (b)(c)		356,000	270,350
Sg Commercial Mtg Securities Trust 2019-Pres Series 2019-PREZ Class F, 3.5929% 9/15/39 (b)(c)		1,360,000	1,079,753
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class F, 5.5206% 8/15/39 (c)		1,110,000	1,076,800
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.5691% 5/10/45 (b)(c)		989,000	678,600
Class E, 5% 5/10/45 (b)(c)		595,000	304,800
Class F, 5% 5/10/45 (b)(c)		762,700	152,540
Series 2017-C7 Class XA, 1.052% 12/15/50 (c)(n)		53,398,369	2,984,275
Series 2018-C8 Class C, 4.7026% 2/15/51 (c)		336,000	297,386
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(c)		746,000	630,236
Series 2012-WRM:
Class C, 4.238% 6/10/30 (b)(c)		110,000	77,354
Class E, 4.238% 6/10/30 (b)(c)		849,000	343,438
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class C, 6.0504% 1/10/45 (b)(c)		315,000	248,063
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (b)(c)		828,000	792,412
Wells Fargo Commercial Mortgage Trust:
floater Series 2020-SOP Class E, 1 month U.S. LIBOR + 2.710% 2.8936% 1/15/35 (b)(c)(e)		441,000	368,115
Series 2010-C1 Class XB, 0.5329% 11/15/43 (b)(c)(n)		15,792,848	18,994
Series 2012-LC5:
Class C, 4.693% 10/15/45 (c)		362,000	358,428
Class D, 4.7593% 10/15/45 (b)(c)		2,329,000	2,155,811
Class E, 4.7593% 10/15/45 (b)(c)		869,082	739,574
Class F, 4.7593% 10/15/45 (b)(c)		252,000	194,221
Series 2015-C31 Class XA, 0.9959% 11/15/48 (c)(n)		22,856,651	987,103
Series 2015-NXS4:
Class D, 3.6694% 12/15/48 (c)		861,000	645,451
Class E, 3.6694% 12/15/48 (b)(c)		645,000	371,296
Series 2016-BNK1:
Class C, 3.071% 8/15/49		446,000	324,205
Class D, 3% 8/15/49 (b)		487,000	258,768
Series 2016-C34 Class XA, 2.1198% 6/15/49 (c)(n)		21,047,418	1,638,813
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		1,739,000	793,403
Series 2016-LC25 Class C, 4.4178% 12/15/59 (c)		575,000	484,765
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		1,337,000	783,704
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)		595,000	346,013
Series 2018-C43 Class C, 4.514% 3/15/51		401,000	348,155
Series 2018-C46 Class XA, 0.9428% 8/15/51 (c)(n)		46,929,412	2,190,078
Series 2018-C48 Class A5, 4.302% 1/15/52		6,748,000	7,826,702
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.9036% 6/15/46 (b)(c)(e)		16,854,121	16,929,974
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (o)		372,000	57,294
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		229,000	219,256
Class D, 5.6803% 3/15/44 (b)(c)		1,747,000	749,060
Class E, 5% 3/15/44 (b)		733,000	168,641
Class F, 5% 3/15/44 (b)		761,000	37,068
Series 2011-C4:
Class D, 5.221% 6/15/44 (b)(c)		474,000	359,142
Class E, 5.221% 6/15/44 (b)(c)		335,432	144,717
Series 2011-C5:
Class C, 5.656% 11/15/44 (b)(c)		160,000	145,464
Class D, 5.656% 11/15/44 (b)(c)		1,489,000	1,337,809
Class E, 5.656% 11/15/44 (b)(c)		1,880,000	1,412,289
Class F, 5.25% 11/15/44 (b)(c)		1,146,000	793,744
Class G, 5.25% 11/15/44 (b)(c)		376,000	237,036
Class XA, 1.6789% 11/15/44 (b)(c)(n)		2,167,434	32,671
Series 2012-C6 Class D, 5.5783% 4/15/45 (b)(c)		702,000	631,815
Series 2012-C7:
Class C, 4.8119% 6/15/45 (c)		1,226,000	819,159
Class E, 4.8119% 6/15/45 (b)(c)		861,000	345,452
Class F, 4.5% 6/15/45 (b)		421,434	105,359
Class G, 4.5% 6/15/45 (b)		1,242,487	186,373
Series 2012-C8:
Class D, 4.8843% 8/15/45 (b)(c)		524,000	455,893
Class E, 4.8843% 8/15/45 (b)(c)		367,000	293,927
Series 2013-C11:
Class D, 4.2569% 3/15/45 (b)(c)		801,251	642,518
Class E, 4.2569% 3/15/45 (b)(c)		1,774,872	1,250,411
Series 2013-C13 Class D, 4.1387% 5/15/45 (b)(c)		580,000	488,242
Series 2013-C16 Class D, 5.0325% 9/15/46 (b)(c)		211,000	116,882
Series 2013-UBS1 Class D, 4.7372% 3/15/46 (b)(c)		830,625	669,292
Series 2014-C21 Class XA, 1.0348% 8/15/47 (c)(n)		54,671,842	1,815,985
Series 2014-C24 Class XA, 0.8357% 11/15/47 (c)(n)		19,095,828	499,929
Series 2014-LC14 Class XA, 1.2043% 3/15/47 (c)(n)		34,357,580	1,109,028
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.5955% 11/10/36 (b)(c)		348,000	311,370
Class F, 3.5955% 11/10/36 (b)(c)		1,960,000	1,621,705
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(c)		528,000	398,169
Class PR2, 3.516% 6/5/35 (b)(c)		1,378,000	1,015,765
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,010,590,861)			917,155,708

Municipal Securities - 0.7%
California Gen. Oblig.:
Series 2009:		$	$
7.35% 11/1/39		1,690,000	2,766,462
7.5% 4/1/34		5,800,000	9,324,776
7.55% 4/1/39		11,940,000	20,590,649
Series 2010, 7.625% 3/1/40		6,440,000	11,031,720
7.3% 10/1/39		17,580,000	28,604,594
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		715,000	722,486
Series 2010 C1, 7.781% 1/1/35		8,885,000	9,788,782
Series 2012 B, 5.432% 1/1/42		2,095,000	1,806,854
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		13,479,273	13,429,534
5.1% 6/1/33		40,165,000	38,731,110
Series 2010-1, 6.63% 2/1/35		7,610,000	7,944,383
Series 2010-3:
6.725% 4/1/35		11,345,000	11,813,889
7.35% 7/1/35		5,200,000	5,605,392
Series 2010-5, 6.2% 7/1/21		2,080,000	2,091,710
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)		27,425,000	32,124,822
TOTAL MUNICIPAL SECURITIES
(Cost $188,011,225)			196,377,163

Foreign Government and Government Agency Obligations - 1.9%
Arab Republic of Egypt:
6.125% 1/31/22 (b)		$4,972,000	$5,043,473
7.0529% 1/15/32 (b)		385,000	364,186
7.5% 1/31/27 (b)		6,327,000	6,572,171
7.6003% 3/1/29 (b)		3,170,000	3,207,644
7.903% 2/21/48 (b)		806,000	744,291
8.5% 1/31/47 (b)		1,586,000	1,540,898
8.7002% 3/1/49 (b)		270,000	263,841
Argentine Republic:
5.625% 1/26/22 (d)		2,875,000	1,135,625
6.875% 4/22/21(d)		16,906,000	6,862,779
7.5% 4/22/26 (d)		11,352,000	4,292,475
8.28% 12/31/33 (d)		2,257,281	1,034,117
Azerbaijan Republic 4.75% 3/18/24 (b)		920,000	966,000
Barbados Government:
6.5% 2/1/21 (b)		670,000	643,409
6.5% 10/1/29 (b)		1,805,000	1,581,067
Belarus Republic 6.875% 2/28/23 (b)		2,761,000	2,864,538
Bermuda Government:
3.717% 1/25/27 (b)		755,000	785,672
4.75% 2/15/29 (b)		1,565,000	1,742,041
Brazilian Federative Republic:
4.25% 1/7/25		6,374,000	6,762,416
4.5% 5/30/29		1,220,000	1,248,975
4.75% 1/14/50		885,000	813,370
5.625% 1/7/41		7,059,000	7,211,210
7.125% 1/20/37		985,000	1,153,681
8.25% 1/20/34		5,304,000	6,746,025
Cameroon Republic 9.5% 11/19/25 (b)		3,871,000	3,718,579
Chilean Republic 2.45% 1/31/31		17,070,000	17,385,795
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		450,000	325,125
8.95% 2/19/21 (b)		716,720	609,212
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (b)		1,599,000	1,417,114
Dominican Republic:
4.5% 1/30/30 (b)		405,000	351,844
5.5% 1/27/25 (b)		710,000	707,338
5.875% 1/30/60 (b)		1,035,000	876,192
5.95% 1/25/27 (b)		751,000	729,174
6% 7/19/28 (b)		976,000	940,010
6.4% 6/5/49 (b)		775,000	694,594
6.5% 2/15/48 (Reg. S)		210,000	189,656
6.85% 1/27/45 (b)		998,000	936,249
6.875% 1/29/26 (b)		2,737,000	2,814,833
7.45% 4/30/44 (b)		1,639,000	1,612,878
7.5% 5/6/21 (b)		768,000	785,040
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		270,000	220,472
7.1246% 1/20/50 (b)		495,000	379,139
7.75% 1/24/23 (b)		2,450,000	2,194,281
Emirate of Abu Dhabi:
2.5% 4/16/25 (b)		550,000	572,688
3.125% 4/16/30 (b)		19,340,000	20,737,315
3.125% 9/30/49 (b)		1,010,000	1,015,366
3.875% 4/16/50 (b)		16,905,000	19,250,569
Georgia Republic 6.875% 4/12/21 (b)		410,000	419,097
Ghana Republic:
7.875% 3/26/27 (b)		465,000	436,228
9.25% 9/15/22 (b)		200,000	196,000
Guatemalan Republic 5.375% 4/24/32 (b)		425,000	459,797
Indonesian Republic:
2.625% 6/14/23	EUR	5,863,000	6,654,658
3.85% 10/15/30		45,455,000	50,170,956
4.1% 4/24/28		1,615,000	1,782,556
4.2% 10/15/50		44,910,000	49,625,550
4.35% 1/11/48		1,225,000	1,357,836
5.125% 1/15/45 (b)		2,740,000	3,308,550
5.25% 1/17/42 (b)		660,000	800,456
5.95% 1/8/46 (b)		985,000	1,317,438
6.75% 1/15/44 (b)		690,000	991,013
7.75% 1/17/38 (b)		2,268,000	3,362,310
8.5% 10/12/35 (b)		2,280,000	3,505,500
Islamic Republic of Pakistan 8.25% 4/15/24 (b)		286,000	285,732
Ivory Coast 5.75% 12/31/32		2,483,775	2,341,734
Jamaican Government:
6.75% 4/28/28		155,000	162,895
7.875% 7/28/45		430,000	474,881
8% 3/15/39		125,000	140,781
Jordanian Kingdom 6.125% 1/29/26 (b)		1,205,000	1,204,623
Kazakhstan Republic 6.5% 7/21/45 (b)		185,000	267,788
Kingdom of Saudi Arabia:
2.9% 10/22/25 (b)		14,205,000	14,822,918
3.25% 10/22/30 (b)		10,790,000	11,167,650
3.625% 3/4/28 (b)		1,230,000	1,324,941
4.5% 10/26/46 (b)		50,000	55,875
4.5% 4/22/60 (b)		7,070,000	7,777,000
4.625% 10/4/47 (b)		1,700,000	1,916,750
Lebanese Republic:
5.8% 4/14/20 (d)		1,779,000	326,335
6.375% 3/9/20 (d)		2,616,000	491,726
Mendoza Province 8.375% 5/19/24 (b)		220,000	93,500
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S)		1,600,000	1,846,400
5.1% 3/28/35 (b)		7,200,000	9,011,250
5.1% 3/28/35(Reg. S)		2,800,000	3,504,375
5.25% 6/23/47 (b)		4,400,000	5,934,500
5.25% 6/23/47(Reg. S)		600,000	809,250
5.625% 4/4/42 (b)		1,250,000	1,708,203
5.875% 9/16/43 (b)		540,000	770,681
Moroccan Kingdom 5.5% 12/11/42 (b)		200,000	228,188
Papua New Guinea 8.375% 10/4/28 (b)		860,000	761,100
Province of Santa Fe 7% 3/23/23 (b)		3,389,000	1,863,950
Provincia de Cordoba:
7.125% 6/10/21 (b)		5,117,000	2,251,480
7.45% 9/1/24 (b)		1,893,000	825,514
Republic of Honduras 8.75% 12/16/20 (b)		1,000,000	1,008,125
Republic of Iraq 5.8% 1/15/28 (Reg. S)		6,451,000	5,803,884
Republic of Nigeria:
6.5% 11/28/27 (b)		450,000	399,234
6.75% 1/28/21 (b)		870,000	869,184
7.625% 11/21/25 (b)		3,965,000	3,798,966
Republic of Paraguay 4.95% 4/28/31 (b)		940,000	1,012,145
Republic of Senegal 8.75% 5/13/21 (b)		195,000	194,878
Republic of Serbia 7.25% 9/28/21 (b)		1,095,000	1,164,806
Romanian Republic 4.375% 8/22/23 (b)		550,000	577,156
Rwanda Republic 6.625% 5/2/23 (b)		1,763,000	1,677,054
State of Qatar:
3.4% 4/16/25 (b)		10,665,000	11,404,884
3.75% 4/16/30 (b)		33,625,000	37,386,797
4% 3/14/29 (b)		1,570,000	1,770,175
4.4% 4/16/50 (b)		29,085,000	34,538,438
4.5% 4/23/28 (b)		250,000	289,063
4.817% 3/14/49 (b)		2,845,000	3,575,809
5.103% 4/23/48 (b)		2,610,000	3,413,391
9.75% 6/15/30 (b)		917,000	1,498,149
Sultanate of Oman:
3.875% 3/8/22 (b)		1,425,000	1,354,195
4.125% 1/17/23 (b)		495,000	455,555
6.75% 1/17/48 (b)		369,000	277,788
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (b)		795,000	768,417
Turkish Republic:
3.25% 3/23/23		7,560,000	7,063,875
4.25% 3/13/25		1,140,000	1,038,469
5.125% 3/25/22		7,580,000	7,542,100
5.25% 3/13/30		675,000	579,445
5.75% 5/11/47		2,538,000	1,985,192
6.25% 9/26/22		7,950,000	8,036,953
6.35% 8/10/24		755,000	750,281
Ukraine Government:
7.375% 9/25/32 (b)		1,000,000	952,500
7.75% 9/1/20 (b)		9,715,000	9,700,428
7.75% 9/1/21 (b)		13,205,000	13,307,339
7.75% 9/1/22 (b)		1,394,000	1,404,455
7.75% 9/1/23 (b)		355,000	357,130
7.75% 9/1/24 (b)		695,000	697,780
7.75% 9/1/26 (b)		575,000	572,700
7.75% 9/1/27(b)		345,000	341,227
United Kingdom, Great Britain and Northern Ireland:
1.75% 9/7/37 (Reg. S) (j)(l)	GBP	1,470,991	2,193,861
1.75% 1/22/49(Reg. S) (j)(l)	GBP	2,335,000	3,770,430
3.25% 1/22/44	GBP	240,000	469,883
4.25% 3/7/36 (Reg. S)	GBP	21,672	42,334
4.25% 12/7/49 (Reg. S) (j)(l)	GBP	715,717	1,761,368
United Mexican States:
3.25% 4/16/30		1,165,000	1,146,360
3.75% 1/11/28		1,515,000	1,567,078
3.9% 4/27/25		650,000	685,750
4.5% 4/22/29		470,000	507,306
4.75% 4/27/32		435,000	470,888
5.75% 10/12/10		4,570,000	4,961,306
6.05% 1/11/40		3,980,000	4,803,363
Uzbekistan Republic of 4.75% 2/20/24 (b)		510,000	537,891
Venezuelan Republic:
9.25% 9/15/27 (d)		7,846,000	431,530
11.95% 8/5/31 (Reg. S) (d)		1,641,700	90,294
12.75% 8/23/22 (d)		350,400	19,272
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.810% 2.625% 3/13/28 (c)(e)		124,000	106,644
4.8% 11/19/24 (b)		160,000	169,107
5.5% 3/12/28		3,897,750	3,888,006
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $534,117,690)			533,991,970

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $27,340,504)		27,400,000	27,715,100
		Shares	Value

Common Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Clear Channel Outdoor Holdings, Inc. (s)		32,596	31,481
iHeartMedia, Inc. (s)		13,857	120,556
iHeartMedia, Inc. warrants 5/1/39 (s)		5	44
			152,081
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (o)(s)		1	34,600

TOTAL COMMUNICATION SERVICES			186,681

CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
David's Bridal, Inc. (o)		2,055	0
David's Bridal, Inc. rights (o)(s)		518	0
			0
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Expro Holdings U.S., Inc. (o)(s)		179,923	1,799,230
Expro Holdings U.S., Inc. (b)(o)(s)		66,030	660,300
Weatherford International PLC (s)		22,380	44,760
			2,504,290
FINANCIALS - 0.0%
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (s)		1	1
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Cenveo Corp. (o)(s)		2,500	72,900
UTILITIES - 0.0%
Electric Utilities - 0.0%
TexGen Power LLC (o)		88,700	3,234,889
TOTAL COMMON STOCKS
(Cost $10,999,045)			5,998,761

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%		20,725	464,240
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E 6.50% (c)		48,700	1,090,393
Capstead Mortgage Corp. Series E, 7.50%		2,200	50,204
Dynex Capital, Inc. Series C 6.90% (c)		16,700	371,575
MFA Financial, Inc. Series B, 7.50%		24,975	394,355
			1,906,527
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		26,975	700,001
Boston Properties, Inc. 5.25%		11,150	280,869
Cedar Realty Trust, Inc.:
Series B, 7.25%		1,766	27,090
Series C, 6.50%		26,075	357,228
Colony Capital, Inc.:
Series H, 7.125%		29,400	448,644
Series I, 7.15%		30,500	458,415
National Storage Affiliates Trust Series A, 6.00%		12,600	337,806
PS Business Parks, Inc. Series W, 5.20%		14,075	356,520
Public Storage Series F, 5.15%		39,800	1,042,760
Rexford Industrial Realty, Inc. Series B, 5.875%		30,100	780,794
SITE Centers Corp. Series K, 6.25%		21,323	426,460
Spirit Realty Capital, Inc. Series A, 6.00%		18,100	435,124
Taubman Centers, Inc. Series J, 6.50%		14,513	329,445
UMH Properties, Inc. Series C, 6.75%		14,184	336,525
			6,317,681

TOTAL NONCONVERTIBLE PREFERRED STOCKS			8,224,208

TOTAL PREFERRED STOCKS
(Cost $9,539,243)			8,688,448
		Principal Amount	Value

Bank Loan Obligations - 5.0%
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/11/26 (c)(e)(t)		3,120,000	2,901,600
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3495% 6/15/24 (c)(e)(t)		11,944,933	11,706,035
Iridium Satellite LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/4/26 (c)(e)(t)		2,245,000	2,216,938
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 3/1/27 (c)(e)(t)		4,671,727	4,524,895
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (c)(e)(t)		5,515,778	4,403,742
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (c)(e)(t)		3,586,000	2,151,600
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.9236% 7/31/25 (c)(e)(t)		8,956,312	8,435,771
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8711% 1/31/26 (c)(e)(t)		4,789,849	4,569,994
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1836% 8/14/26 (c)(e)(t)		2,509,780	2,407,030
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.68% 2/26/21 (c)(e)(t)		1,500,000	1,470,000
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1736% 3/9/27 (c)(e)(t)		13,330,000	12,805,198
			57,592,803
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.8233% 2/10/27 (c)(e)(t)		7,900,000	7,445,750
AMC Entertainment Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.08% 4/22/26 (c)(e)(t)		2,475,000	1,884,094
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 7/8/22 (c)(e)(t)		2,214,339	996,452
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.7001% 7/8/23 (c)(e)(t)		296,000	48,840
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.250% 3.322% 2/28/25 (c)(e)(t)		5,311,879	3,908,640
3 month U.S. LIBOR + 2.500% 3.572% 9/20/26 (c)(e)(t)		746,250	559,688
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.2685% 1/23/25 (c)(e)(t)		1,494,174	1,314,873
			16,158,337
Interactive Media & Services - 0.0%
Ancestry.com Operations, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/23 (c)(e)(t)		3,074,290	2,951,319
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.43% 8/27/26 (c)(e)(t)		2,115,000	1,956,375
			4,907,694
Media - 0.4%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 2.9183% 1/31/26 (c)(e)(t)		2,472,955	2,330,760
3 month U.S. LIBOR + 2.750% 2.9336% 7/15/25 (c)(e)(t)		927,162	875,473
AppLovin Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2628% 8/15/25 (c)(e)(t)		1,500,000	1,466,250
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6736% 8/15/25 (c)(e)(t)		3,089,932	3,002,394
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (c)(e)(t)		3,810,835	3,069,628
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.93% 2/1/27 (c)(e)(t)		15,827,286	15,474,496
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4236% 1/31/28 (c)(e)(t)		7,255,000	6,876,362
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.6836% 4/15/27 (c)(e)(t)		4,364,063	4,203,160
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4336% 1/15/26 (c)(e)(t)		2,524,868	2,427,812
Cumulus Media New Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.822% 3/31/26 (c)(e)(t)		621,875	530,148
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.42% 8/24/26 (c)(e)(t)		7,840,600	6,713,514
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.6695% 11/17/24 (c)(e)(t)		1,814,911	1,637,503
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6875% 2/19/26 (c)(e)(t)		1,343,269	1,184,320
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1736% 5/1/26 (c)(e)(t)		1,371,563	1,278,982
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.8125% 12/18/24 (c)(e)(t)		3,965,776	3,778,631
Lamar Media Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.500% 1.7628% 1/30/27 (c)(e)(t)		1,250,000	1,212,500
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1836% 10/22/26 (c)(e)(t)		3,390,000	3,378,711
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4336% 7/17/25 (c)(e)(t)		4,735,522	4,549,653
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.1201% 9/19/26 (c)(e)(t)		7,316,041	7,037,154
Nielsen Finance LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 2.2216% 10/4/23 (c)(e)(t)		1,727,735	1,679,151
Tranche B5 1LN, term loan 3 month U.S. LIBOR + 3.750% 6/30/25 (e)(t)(u)		2,250,000	2,237,805
Outfront Media Capital LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 1.9339% 11/28/26 (c)(e)(t)		1,250,000	1,190,238
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6736% 10/17/26 (c)(e)(t)		2,244,375	2,167,932
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 8/31/25 (e)(t)(u)		375,000	351,563
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.69% 9/30/26 (c)(e)(t)		2,193,975	2,133,641
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 8/24/24 (c)(e)(t)		3,058,408	2,966,656
Univision Communications, Inc. Tranche C 5LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 3/15/24 (c)(e)(t)		1,395,000	1,330,830
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.6836% 1/31/28 (c)(e)(t)		3,500,000	3,389,155
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (c)(e)(t)		14,035,688	13,519,877
			101,994,299
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6% 11/27/23 (c)(e)(t)		26,750,000	26,872,515
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.75% 1/2/24 (c)(e)(t)		2,890,000	2,900,838
Tranche B-5, term loan 6.625% 1/2/24 (t)		3,017,000	3,033,020
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 2/10/24 (c)(e)(t)		1,299,470	1,176,020
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.93% 4/11/25 (c)(e)(t)		1,975,810	1,919,223
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8725% 3/9/23 (c)(e)(t)		2,809,497	1,740,877
T-Mobile U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1736% 4/1/27 (c)(e)(t)		10,545,000	10,542,575
Telesat LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.16% 11/22/26 (c)(e)(t)		1,122,188	1,077,300
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5/28/27 (e)(t)(u)		2,155,000	2,047,250
			51,309,618

TOTAL COMMUNICATION SERVICES			231,962,751

CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.0%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.9501% 11/27/20 (c)(e)(t)		2,810,802	1,976,584
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.4501% 11/27/21 (c)(e)(t)		1,015,000	162,400
			2,138,984
Automobiles - 0.0%
Bombardier Recreational Products, Inc. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 5/24/27 (c)(e)(t)		1,825,000	1,811,313
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4208% 4/18/25 (c)(e)(t)		2,683,813	2,574,233
			4,385,546
Distributors - 0.0%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1736% 6/11/26 (c)(e)(t)		2,170,604	2,029,514
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1382% 6/11/26 (c)(e)(t)(v)		428,700	400,835
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.8701% 4/30/25 (c)(e)(t)		1,643,154	1,425,945
			3,856,294
Diversified Consumer Services - 0.2%
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (c)(e)(t)		2,955,000	3,003,019
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9236% 11/26/26 (c)(e)(t)		1,371,563	1,311,900
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6132% 7/30/26 (c)(e)(t)		3,217,919	3,035,559
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.7001% 8/22/25 (c)(e)(t)		637,000	477,750
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 2/21/25 (c)(e)(t)		4,862,942	4,169,973
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (c)(e)(t)		1,640,637	1,376,084
3 month U.S. LIBOR + 8.500% 8.8595% 3/13/25 (c)(e)(o)(t)		1,455,000	1,425,900
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (c)(e)(t)		2,982,369	2,679,151
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 11/14/22 (c)(e)(t)		11,994,469	11,424,731
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7001% 7/30/25 (c)(e)(t)		1,101,575	991,418
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/15/23 (c)(e)(t)		34,131	29,352
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (c)(e)(t)		457,462	432,558
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (c)(e)(t)		2,624,478	2,481,601
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/14/23 (c)(e)(t)		194,870	167,588
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.5% 11/29/24 (c)(e)(t)		3,699,361	3,594,558
			36,601,142
Hotels, Restaurants & Leisure - 0.6%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/1/23 (c)(e)(t)		1,178,445	1,001,678
Aimbridge Acquisition Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.017% 2/1/26 (c)(e)(t)		1,934,603	1,634,740
Alterra Mountain Co. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.750% 2.9236% 7/31/24 (c)(e)(t)		2,126,752	1,996,488
3 month U.S. LIBOR + 4.500% 5/13/26 (e)(t)(u)		1,170,000	1,158,300
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 2/15/24 (c)(e)(t)		1,113,317	909,213
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 3/11/25 (c)(e)(t)		3,416,809	3,248,532
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 1/15/27 (c)(e)(t)		2,455,000	2,331,489
Aristocrat International Pty Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (c)(e)(t)		875,000	869,531
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.859% 10/19/24 (c)(e)(t)		2,149,689	2,061,014
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3449% 9/15/23 (c)(e)(t)		2,500,232	2,393,972
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 11/19/26 (c)(e)(t)		2,992,500	2,869,059
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9236% 12/22/24 (c)(e)(t)		15,994,868	14,419,373
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 8/8/21 (c)(e)(t)		2,544,701	2,357,030
CEC Entertainment, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.572% 8/30/26 (c)(e)(t)		1,616,875	798,041
CEOC LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1736% 10/6/24 (c)(e)(t)		5,925,112	5,750,321
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 4/18/24 (c)(e)(t)		3,420,773	3,200,270
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (c)(e)(t)		11,940,709	11,239,192
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.25% 4/17/24 (c)(e)(t)		1,803,533	1,771,971
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.072% 9/8/24 (c)(e)(t)		794,000	491,121
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.072% 3/8/24 (c)(e)(t)		3,619,214	2,687,773
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1736% 11/30/23 (c)(e)(t)		6,263,412	5,959,198
Gaming VC Holdings SA Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.3076% 3/16/24 (c)(e)(t)		1,882,117	1,819,386
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (c)(e)(t)		11,361,788	9,771,138
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.455% 10/4/23 (c)(e)(t)		13,453,977	11,526,291
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9183% 6/21/26 (c)(e)(t)		2,928,862	2,790,268
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9321% 4/3/25 (c)(e)(t)		1,845,132	1,773,929
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3633% 6/10/22 (c)(e)(t)		3,260,672	2,873,467
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 8/31/25 (c)(e)(t)		2,053,299	1,935,234
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.375% 10/14/23 (c)(e)(t)		746,362	553,554
NASCAR Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9182% 10/18/26 (c)(e)(t)		2,241,090	2,186,004
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6736% 5/29/26 (c)(e)(t)		1,466,710	1,389,091
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (c)(e)(t)		1,529,826	1,432,300
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 8.1708% 3/1/26 (c)(e)(t)		3,006,119	1,886,339
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (c)(e)(t)		303,083	253,789
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.9501% 5/10/26 (c)(e)(t)		733,484	579,452
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.072% 12/10/24 (c)(e)(t)		6,965,938	6,958,484
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/28/21 (c)(e)(t)		1,482,051	1,185,641
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.18% 5/11/24 (c)(e)(t)		576,506	540,838
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 3.4765% 8/14/24 (c)(e)(t)		2,580,000	2,303,940
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 7/6/24 (c)(e)(t)		3,860,131	3,669,055
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 7/10/25 (c)(e)(t)		8,644,510	8,522,968
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (c)(e)(t)		6,370,649	5,972,484
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6.072% 5/29/26 (c)(e)(t)		5,289,300	3,029,076
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.072% 5/28/27 (c)(e)(t)		1,250,000	346,425
Twin River Worldwide Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (c)(e)(t)		2,275,000	2,280,688
United PF Holdings LLC:
1LN, term loan:
3 month U.S. LIBOR + 4.000% 12/30/26 (e)(t)(u)(v)		317,839	259,039
3 month U.S. LIBOR + 4.000% 5.4501% 12/30/26 (c)(e)(t)		2,567,161	2,092,236
2LN, term loan 3 month U.S. LIBOR + 8.500% 9.9501% 12/30/27 (c)(e)(o)(t)		500,000	375,000
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.0128% 8/3/26 (c)(e)(t)		5,720,056	5,484,104
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 5/30/25 (c)(e)(t)		2,478,260	2,355,239
			155,293,765
Household Durables - 0.0%
Big Ass Fans LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 5/21/24 (c)(e)(t)		1,054,407	875,158
Internet & Direct Marketing Retail - 0.2%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.072% 9/25/24 (c)(e)(t)		31,950,426	29,940,105
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9236% 1/29/27 (c)(e)(t)		635,000	614,363
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.25% 8/19/23 (c)(e)(t)		4,191,565	4,004,454
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6736% 11/8/24 (c)(e)(t)		4,948,341	4,700,924
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7001% 12/12/26 (c)(e)(t)		8,618,750	8,282,102
			47,541,948
Leisure Products - 0.0%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.6839% 1/4/26 (c)(e)(t)		1,279,950	1,260,751
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6736% 12/21/25 (c)(e)(t)		1,608,750	1,203,120
			2,463,871
Specialty Retail - 0.0%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 7/2/22 (c)(e)(t)		3,177,541	2,367,268
David's Bridal, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.46% 1/18/24 (c)(e)(o)(t)		61,512	0
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.65% 6/30/23 (c)(e)(o)(t)		44,448	0
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.0682% 8/19/22 (c)(e)(t)		2,783,975	1,405,908
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 1/26/23 (c)(e)(t)		2,294,742	1,582,087
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (d)(e)(o)(t)		1,725,586	0
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.6866% 4/16/26 (c)(e)(t)		2,221,889	1,962,217
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 5.1866% 9/12/24 (c)(e)(t)		1,116,859	954,915
			8,272,395
Textiles, Apparel & Luxury Goods - 0.0%
G-III Apparel Group Ltd. Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.25% 12/1/22 (c)(e)(t)		1,355,000	1,229,093
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 4/25/25 (c)(e)(t)		2,345,000	2,273,665
			3,502,758

TOTAL CONSUMER DISCRETIONARY			264,931,861

CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.8019% 12/16/23 (c)(e)(t)		1,232,886	1,195,899
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.9339% 10/1/26 (c)(e)(t)		172,000	163,400
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6839% 10/1/25 (c)(e)(t)		499,675	486,144
Agro Merchants Intermediate Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 12/6/24 (c)(e)(t)		2,512,372	2,286,258
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.1242% 5/31/24 (c)(e)(t)		8,857,621	8,601,370
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4409% 2/3/24 (c)(e)(t)		5,846,429	5,729,500
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.072% 2/6/25 (c)(e)(t)		1,687,125	1,594,333
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4236% 1/30/27 (c)(e)(t)		2,965,000	2,824,163
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7442% 10/22/25 (c)(e)(t)		1,492,736	1,466,613
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (c)(e)(t)		2,733,918	1,722,369
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.9236% 6/20/25 (c)(e)(t)		1,817,500	1,744,800
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.75% 6/30/22 (c)(e)(t)		1,823,004	1,791,102
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 3/31/22 (c)(e)(t)		2,455,219	2,426,837
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 3.072% 9/13/26 (c)(e)(t)		2,985,000	2,810,885
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 6/27/23 (c)(e)(t)		1,796,716	1,692,057
			35,339,831
Food Products - 0.1%
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (c)(e)(t)		1,847,166	1,814,841
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/7/23 (c)(e)(t)		7,382,877	7,158,290
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.072% 5/1/26 (c)(e)(t)		7,265,857	7,008,137
			15,981,268
Personal Products - 0.0%
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/10/24 (c)(e)(t)		4,046,875	4,026,641
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1821% 6/15/25 (c)(e)(t)		754,469	366,860
			4,393,501

TOTAL CONSUMER STAPLES			56,910,499

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.9236% 11/3/25 (c)(e)(t)		2,213,275	1,493,961
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1709% 5/21/25 (c)(e)(t)		1,089,024	608,035
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5/29/27 (e)(t)(u)		2,045,000	1,942,750
			4,044,746
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 5% 11/14/26 (c)(e)(t)		1,357,708	1,330,554
3 month U.S. LIBOR + 4.000% 5% 11/14/26 (c)(e)(t)		388,889	381,111
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (c)(e)(t)		3,243,807	2,225,252
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 10/31/24 (c)(e)(t)		2,137,824	1,766,762
Buckeye Partners LP 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.1201% 10/18/26 (c)(e)(t)		2,835,000	2,749,950
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.42% 11/18/24 (c)(e)(t)		2,529,688	2,377,906
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.375% 12/31/21 (c)(e)(t)		12,781,000	584,220
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/31/22 (c)(e)(t)		9,474,000	2,405,354
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (c)(e)(t)		2,250,000	1,188,743
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (c)(e)(t)		1,412,900	1,277,346
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 3/28/24 (c)(e)(t)		7,282,470	6,927,450
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 7/29/21 (c)(e)(t)		4,616,802	4,559,092
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4236% 3/31/25 (c)(e)(t)		3,099,628	2,666,331
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.072% 3/23/26 (c)(e)(t)		427,910	393,677
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.072% 2/6/25 (c)(e)(t)		913,370	863,134
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.37% 3/1/26 (c)(e)(t)		3,000,000	2,242,500
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.9894% 3/1/24 (c)(d)(e)(t)		12,168,674	1,034,337
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.4182% 7/18/25 (c)(e)(t)		5,239,229	3,525,844
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (c)(e)(t)		3,705,652	3,109,042
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1736% 5/22/26 (c)(e)(t)		2,155,820	1,821,668
Matador Bidco SARL Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.750% 4.8658% 10/15/26 (c)(e)(t)		125,000	114,844
3 month U.S. LIBOR + 4.750% 5.1536% 10/15/26 (c)(e)(t)		1,430,000	1,313,813
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 10/30/24 (c)(e)(t)		708,966	592,873
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.2001% 12/19/20 (c)(e)(t)		4,434,607	4,115,316
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 5/11/20 (d)(e)(o)(t)		2,102,309	1,681,847
term loan 7.25% 5/11/20 (c)(d)(o)(t)		907,000	725,600
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/2/25 (c)(e)(t)		765,000	753,288
			52,727,854

TOTAL ENERGY			56,772,600

FINANCIALS - 0.6%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6736% 2/13/27 (c)(e)(t)		2,009,963	1,911,555
3 month U.S. LIBOR + 4.500% 2/13/27 (e)(t)(u)		1,915,000	1,881,488
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.6157% 9/30/24 (c)(e)(t)		7,896,900	7,545,488
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9236% 2/27/26 (c)(e)(t)		4,872,084	4,764,508
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (c)(e)(t)		1,250,000	1,224,225
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4375% 8/3/25 (c)(e)(t)		765,000	732,488
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5653% 3/1/25 (c)(e)(t)		3,037,325	2,932,932
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.822% 6/1/23 (c)(e)(t)		970,757	915,239
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.9365% 7/1/26 (c)(e)(t)		1,537,182	1,484,656
			23,392,579
Diversified Financial Services - 0.2%
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (c)(e)(t)		4,006,189	3,832,160
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (c)(e)(t)		3,411,939	3,216,980
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.2001% 10/6/23 (c)(e)(t)		1,096,100	1,046,096
Extell Boston 5.154% 8/31/21 (c)(o)(t)		420,223	420,223
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4236% 10/1/25 (c)(e)(t)		16,611,587	16,350,619
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1736% 12/27/22 (c)(e)(t)		1,558,989	1,500,527
Focus Financial Partners LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1736% 7/3/24 (c)(e)(t)		2,013,860	1,939,609
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (c)(e)(t)		1,243,378	994,703
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.2001% 6/7/23 (c)(e)(t)		8,463,606	8,112,705
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4501% 6/30/24 (c)(e)(t)		1,025,143	955,946
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 9/29/24 (c)(e)(t)		772,574	624,495
RPI 2019 Intermediate Finance Trust:
Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.500% 1.6736% 2/11/25 (c)(e)(o)(t)		3,209,375	3,137,164
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 2/11/27 (c)(e)(t)		9,708,763	9,474,102
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 2/11/27 (c)(e)(t)		5,983,566	5,848,936
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 11/16/26 (c)(e)(t)		3,280,684	3,173,373
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 4/29/26 (c)(e)(t)		1,007,172	963,864
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (c)(o)(t)		2,878,000	2,814,108
			64,405,610
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.765% 1/30/27 (c)(e)(t)		6,997,105	6,537,955
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9236% 5/10/25 (c)(e)(t)		3,381,137	3,220,905
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4208% 5/9/25 (c)(e)(t)		992,500	948,334
AmeriLife Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 0% 3/18/27 (c)(e)(t)(v)		379,545	349,182
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.3701% 3/18/27 (c)(e)(t)		2,960,455	2,723,618
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 1/25/24 (c)(e)(t)		4,972,597	4,881,449
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.1736% 11/3/23 (c)(e)(t)		4,593,582	4,470,152
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.1736% 11/3/24 (c)(e)(t)		4,744,827	4,604,855
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 3.1736% 8/4/22 (c)(e)(t)		8,030,975	7,864,332
3 month U.S. LIBOR + 6.500% 6.6736% 8/4/25 (c)(e)(t)		9,131,000	9,079,684
HUB International Ltd. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.0199% 4/25/25 (c)(e)(t)		15,721,657	15,114,487
3 month U.S. LIBOR + 4.000% 5% 4/25/25 (c)(e)(t)		2,628,413	2,569,352
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1736% 12/2/26 (c)(e)(t)		124,688	120,791
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1736% 5/16/24 (c)(e)(t)		7,398,493	7,097,004
			69,582,100

TOTAL FINANCIALS			157,380,289

HEALTH CARE - 0.3%
Biotechnology - 0.0%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7001% 10/11/26 (c)(e)(t)		4,930,000	4,843,725
Health Care Equipment & Supplies - 0.1%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 5.1736% 6/22/24 (c)(e)(t)		4,421,038	3,896,040
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.5796% 6/30/25 (c)(e)(t)		6,401,019	6,058,565
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.2841% 2/11/26 (c)(e)(t)		10,207,491	9,824,710
			19,779,315
Health Care Providers & Services - 0.1%
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.2382% 12/13/26 (c)(e)(t)		5,515,000	5,356,444
DaVita HealthCare Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 8/12/26 (c)(e)(t)		852,767	831,661
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 3/13/25 (c)(e)(t)		1,873,470	1,835,420
Tranche B13, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 3/18/26 (c)(e)(t)		4,106,949	4,022,592
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.612% 8/31/26 (c)(e)(t)		2,180,851	1,958,339
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.6125% 8/30/27 (c)(e)(t)		810,000	670,275
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5037% 8/31/26 (c)(e)(t)(v)		603,098	541,564
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9236% 11/16/25 (c)(e)(t)		4,609,266	4,403,508
Surgery Center Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 8/31/24 (c)(e)(t)		625,000	628,125
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/31/24 (c)(e)(t)		2,337,133	2,133,358
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (c)(e)(t)		3,729,014	3,335,603
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1875% 6/13/26 (c)(e)(t)		6,612,500	6,288,950
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6736% 11/20/26 (c)(e)(t)		1,625,000	1,462,500
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4501% 12/1/24 (c)(e)(t)		1,556,367	1,485,552
			34,953,891
Health Care Technology - 0.0%
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2587% 7/22/26 (c)(e)(t)		2,425,625	2,324,962
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9236% 9/30/26 (c)(e)(t)		1,745,625	1,698,720
			4,023,682
Pharmaceuticals - 0.1%
Catalent Pharma Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.25% 5/9/26 (c)(e)(t)		1,485,000	1,457,780
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2/4/27 (e)(t)(u)		9,265,000	8,963,888
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6% 11/25/20 (c)(e)(t)		46,387	45,575
Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (c)(e)(t)		6,767,488	6,606,761
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.9208% 11/27/25 (c)(e)(t)		2,743,529	2,676,313
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1708% 6/1/25 (c)(e)(t)		5,883,044	5,759,089
			25,509,406

TOTAL HEALTH CARE			89,110,019

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.6501% 1/20/27 (c)(e)(t)		3,605,000	3,433,763
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.42% 6/19/26 (c)(e)(t)		621,875	459,410
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4236% 5/30/25 (c)(e)(t)		2,481,470	2,269,006
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4236% 12/9/25 (c)(e)(t)		13,186,637	12,047,180
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4236% 8/22/24 (c)(e)(t)		2,478,249	2,261,402
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (c)(e)(t)		3,251,675	2,796,440
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (c)(e)(t)		319,000	222,104
			23,489,305
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 4/8/26 (c)(e)(t)		2,226,017	1,866,515
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 4/8/26 (c)(e)(t)		1,196,783	1,003,503
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6736% 10/18/20 (c)(e)(t)		678,000	583,080
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.822% 10/5/24 (c)(e)(t)		1,168,082	1,038,133
			4,491,231
Airlines - 0.0%
Delta Air Lines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.5101% 4/27/23 (c)(e)(t)		3,070,000	3,026,498
Kestrel Bidco, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (c)(e)(t)		3,655,838	2,660,390
			5,686,888
Building Products - 0.1%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (c)(e)(t)		1,765,000	1,659,100
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6736% 10/1/26 (c)(e)(t)		3,241,875	3,110,838
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9236% 6/1/25 (c)(e)(t)		2,116,786	2,006,543
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 2/28/27 (c)(e)(t)		2,930,000	2,776,175
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.072% 5/31/25 (c)(e)(t)		6,933,649	6,451,206
			16,003,862
Commercial Services & Supplies - 0.2%
AVSC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 10/15/26 (c)(e)(t)		2,695,625	1,873,459
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4549% 6/21/24 (c)(e)(t)		11,517,174	10,370,870
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5891% 5/7/27 (c)(e)(t)		1,070,000	1,032,550
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.4366% 8/1/26 (c)(e)(t)		1,741,250	1,702,072
Environmental Resources Management I Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 7/10/26 (c)(e)(t)		992,500	918,063
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1736% 3/29/25 (c)(e)(t)		3,291,713	3,191,579
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.322% 10/5/26 (c)(e)(t)		955,200	936,096
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (c)(e)(t)		2,699,309	1,658,536
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4375% 6/29/26 (c)(e)(t)		1,451,250	1,422,225
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 2/27/25 (c)(e)(t)		14,516,385	14,106,297
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1736% 1/23/27 (c)(e)(t)		3,815,000	3,687,846
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1736% 9/20/26 (c)(e)(t)		2,587,188	2,341,405
Pitney Bowes, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.68% 1/7/25 (c)(e)(t)		1,185,000	938,520
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 9/23/26 (c)(e)(t)		995,000	968,573
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (c)(e)(t)		3,504,063	3,416,461
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 8/29/25 (c)(e)(t)		1,509,888	1,341,913
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6875% 8/15/25 (c)(e)(t)		2,239,324	2,186,140
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6736% 2/8/26 (c)(e)(t)		548,460	488,129
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (c)(e)(t)		1,741,250	1,262,406
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.4525% 12/20/24 (c)(e)(t)		1,885,803	1,833,943
			55,677,083
Construction & Engineering - 0.0%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.423% 1/24/27 (c)(e)(t)		2,000,000	1,935,620
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (c)(e)(t)		865,000	888,788
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/24/26 (c)(e)(t)		2,374,308	2,323,355
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7001% 1/23/27 (c)(e)(t)		1,665,000	1,538,044
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 9/27/24 (c)(e)(t)		1,691,245	1,388,225
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 5/21/26 (c)(e)(o)(t)		1,986,427	1,916,902
			9,990,934
Electrical Equipment - 0.0%
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.3296% 3/2/27 (c)(e)(t)		7,165,000	6,860,488
Machinery - 0.0%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1736% 10/1/25 (c)(e)(t)		1,525,063	1,448,810
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.448% 11/15/26 (c)(e)(t)		280,000	229,600
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.972% 11/15/25 (c)(e)(t)		1,165,869	948,143
			2,626,553
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6736% 4/4/24 (c)(e)(t)		3,732,701	3,621,206
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.93% 2/7/26 (c)(e)(t)		3,645,439	3,302,148
			6,923,354
Road & Rail - 0.1%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.4501% 12/30/26 (c)(e)(t)		3,750,000	3,664,950
IBC Capital Ltd. 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.8894% 9/11/24 (c)(e)(t)		280,000	218,400
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 3.6736% 7/13/23 (c)(e)(t)		5,652,007	5,486,007
3 month U.S. LIBOR + 4.000% 5% 4/4/25 (c)(e)(t)		5,171,746	5,045,711
			14,415,068
Trading Companies & Distributors - 0.0%
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2% 8/9/25 (c)(e)(t)		1,981,960	1,771,377

TOTAL INDUSTRIALS			147,936,143

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 8/10/25 (c)(e)(t)		2,548,937	820,962
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4236% 4/4/26 (c)(e)(t)		6,004,825	5,757,126
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/24 (c)(e)(t)		9,894,283	9,598,740
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.4942% 4/15/26 (c)(e)(t)		1,732,500	1,687,750
			17,864,578
Electronic Equipment & Components - 0.1%
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7001% 11/4/26 (c)(e)(t)		635,000	613,569
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/25 (c)(e)(t)		721,659	672,723
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 2/1/26 (c)(e)(t)		277,000	221,600
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.0202% 1/31/24 (c)(e)(t)		484,806	460,362
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.4236% 3/8/26 (c)(e)(t)		226,000	204,530
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4236% 3/8/25 (c)(e)(t)		2,200,167	2,047,255
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 4.9501% 12/2/24 (c)(e)(t)		1,223,269	1,168,222
3 month U.S. LIBOR + 7.500% 8.9365% 12/1/25 (c)(e)(t)		478,000	432,738
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 2/15/24 (c)(e)(t)		3,686,846	3,605,441
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6736% 9/24/26 (c)(e)(t)		5,176,250	4,977,844
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.8701% 9/28/24 (c)(e)(t)		4,168,034	4,063,833
			18,468,117
IT Services - 0.2%
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1736% 4/19/25 (c)(e)(t)		627,421	602,324
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.1736% 10/31/26 (c)(e)(t)		3,147,680	3,072,923
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 4/27/24 (c)(e)(t)		2,510,232	2,414,542
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4236% 4/2/26 (c)(e)(t)		1,240,625	1,191,000
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/9/23 (c)(e)(t)		3,245,629	3,142,840
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.92% 5/31/25 (c)(e)(t)		4,326,675	3,098,981
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.072% 11/21/24 (c)(e)(t)		5,853,283	5,545,986
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5/1/27 (e)(t)(u)		6,370,000	6,258,525
Presidio Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.27% 1/22/27 (c)(e)(t)		300,000	290,439
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 11/3/23 (c)(e)(t)		8,694,203	8,448,157
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 2.9236% 5/1/24 (c)(e)(t)		3,699,013	3,544,875
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.6736% 8/27/25 (c)(e)(t)		4,458,904	4,305,651
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.2216% 3/1/26 (c)(e)(t)		5,739,707	5,632,088
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.9451% 10/11/26 (c)(e)(t)		699,610	573,680
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9451% 10/11/25 (c)(e)(t)		4,232,219	3,964,192
			52,086,203
Semiconductors & Semiconductor Equipment - 0.0%
Cabot Microelectronics Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1875% 11/15/25 (c)(e)(t)		1,230,047	1,211,597
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1736% 9/19/26 (c)(e)(t)		1,741,250	1,691,555
			2,903,152
Software - 0.5%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (c)(e)(t)		5,417,000	4,755,693
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24(c)(e)(t)		10,943,130	9,921,808
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4236% 4/23/26 (c)(e)(t)		990,000	907,088
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.4236% 10/2/25 (c)(e)(t)		10,474,562	9,880,131
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7005% 9/5/25 (c)(e)(t)		1,961,173	1,784,667
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5949% 4/30/25 (c)(e)(t)		3,921,550	3,794,100
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.25% 8/23/25 (c)(e)(t)		2,025,780	2,013,970
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9236% 11/29/24 (c)(e)(t)		1,560,613	1,353,832
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1736% 10/16/26 (c)(e)(t)		6,185,000	5,964,690
Dynatrace LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4236% 8/23/25 (c)(e)(t)		950,642	922,122
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.43% 6/1/22 (c)(e)(t)		3,025,020	2,948,759
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.42% 12/22/23 (c)(e)(t)		3,675,254	3,540,887
Fastball Merger Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.572% 1/22/27 (c)(e)(t)		665,000	601,825
Flexera Software LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/26/25 (c)(e)(t)		1,241,152	1,205,469
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 7/7/25 (c)(e)(t)		221,000	210,133
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/1/24 (c)(e)(t)		2,678,190	2,600,362
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 11/1/24 (c)(e)(t)		4,746,000	4,692,608
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.3296% 11/1/23 (c)(e)(t)		9,933,912	9,747,652
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.25% 1/20/24 (c)(e)(t)		6,798,615	6,388,998
3 month U.S. LIBOR + 9.000% 10% 1/20/25 (c)(e)(t)		1,262,000	1,064,282
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5/28/25 (e)(t)(u)		1,375,000	1,340,625
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 2.4236% 11/20/21 (c)(e)(t)		285,335	283,908
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 2.6736% 6/21/24 (c)(e)(t)		14,238,800	13,431,887
3 month U.S. LIBOR + 2.500% 2.6736% 6/21/24 (c)(e)(t)		2,183,285	2,059,558
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 3.9236% 9/29/24 (c)(e)(t)		7,391,707	7,262,352
3 month U.S. LIBOR + 8.500% 9.5% 9/29/25 (c)(e)(t)		888,386	886,165
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.822% 9/15/24 (c)(e)(t)		1,241,894	1,199,781
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.18% 9/4/26 (c)(e)(t)		175,000	160,855
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.43% 9/4/25 (c)(e)(t)		1,267,923	1,201,674
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6736% 5/30/26 (c)(e)(t)		1,741,250	1,629,514
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.0101% 5/31/25 (c)(e)(t)		1,545,819	1,459,253
S2P Acquisition Borrower, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.073% 8/14/26 (c)(e)(t)		169,375	158,366
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4972% 8/1/25 (c)(e)(t)		1,443,725	1,373,343
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9236% 3/3/23 (c)(e)(t)		3,044,934	2,918,051
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 4.7001% 9/30/22 (c)(e)(t)		5,870,060	5,742,856
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 4/16/25 (c)(e)(t)		3,785,845	3,660,458
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 4/16/25 (c)(e)(t)		2,602,244	2,516,058
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 4/16/25 (c)(e)(t)		7,272,477	7,035,249
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9236% 5/4/26 (c)(e)(t)		5,048,541	4,877,446
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.9501% 1/27/23 (c)(e)(t)		2,641,232	2,455,395
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4236% 7/2/25 (c)(e)(t)		8,660,171	8,194,687
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.4236% 7/2/26 (c)(e)(t)		2,018,000	1,996,811
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4195% 2/28/27 (c)(e)(t)		3,575,000	3,476,688
			149,620,056
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 9/19/25 (c)(e)(t)		5,229,472	5,129,903

TOTAL INFORMATION TECHNOLOGY			246,072,009

MATERIALS - 0.3%
Chemicals - 0.1%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/21/25 (c)(e)(t)		1,834,013	1,769,823
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan:
3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (c)(e)(t)		634,105	570,695
3 month U.S. LIBOR + 4.250% 5.25% 11/18/23 (c)(e)(t)		209,859	188,873
ASP Chromaflo Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (c)(e)(t)		487,653	438,888
Tranche B3/B4 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 11/18/23 (c)(e)(t)		161,391	145,252
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6821% 5/7/25 (c)(e)(t)		3,129,718	2,589,842
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1736% 1/31/26 (c)(e)(t)		1,264,048	1,217,038
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.94% 7/1/26 (c)(e)(t)		1,171,150	1,109,302
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.9501% 3/1/26 (c)(e)(t)		3,153,150	3,018,574
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 3.8125% 10/11/24 (c)(e)(t)		2,369,920	2,174,401
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 3/16/27 (c)(e)(t)		2,685,000	2,577,600
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2216% 10/1/25 (c)(e)(t)		9,547,639	9,089,352
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.93% 4/3/25 (c)(e)(t)		2,089,017	1,949,742
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 2.1736% 9/6/24 (c)(e)(t)		737,304	700,807
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.4517% 9/22/24 (c)(e)(t)		2,954,648	2,828,012
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.2001% 4/3/25 (c)(e)(t)		467,097	455,808
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 3.2001% 4/3/25 (c)(e)(t)		800,598	781,247
			31,605,256
Construction Materials - 0.0%
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.46% 1/4/27 (c)(e)(t)		1,407,881	1,351,565
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 3.4236% 2/28/25 (c)(e)(t)		3,686,730	3,483,960
			4,835,525
Containers & Packaging - 0.2%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.3945% 11/7/25 (c)(e)(t)		5,215,677	4,947,434
Berry Global, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2216% 10/1/22 (c)(e)(t)		5,090,205	5,009,882
Tranche Y 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2216% 7/1/26 (c)(e)(t)		4,466,250	4,354,594
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5614% 4/3/24 (c)(e)(t)		619,938	563,759
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9236% 12/21/26 (c)(e)(t)		3,480,000	3,340,800
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9036% 5/16/24 (c)(e)(t)		755,273	733,091
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 5/16/24 (c)(e)(t)		755,808	732,000
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 5/22/24 (c)(e)(t)		1,078,197	1,039,447
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4334% 12/29/23 (c)(e)(t)		3,685,344	3,473,437
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.6834% 6/29/25 (c)(e)(t)		8,084,094	7,609,153
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (c)(e)(t)		745,265	665,894
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1736% 7/31/26 (c)(e)(t)		1,246,875	1,174,793
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (c)(e)(t)		1,010,000	969,600
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 1/30/27 (c)(e)(t)		4,625,000	4,535,414
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9236% 2/5/23 (c)(e)(t)		10,564,707	10,223,572
			49,372,870
Metals & Mining - 0.0%
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.4228% 8/25/23 (c)(e)(t)		2,899,867	1,662,581
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 13% 7/31/20 (c)(e)(t)		1,800,664	882,325
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22 (d)(e)(t)		5,323,461	66,543
			2,611,449
Paper & Forest Products - 0.0%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/26/26 (c)(e)(t)		748,125	740,644

TOTAL MATERIALS			89,165,744

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (c)(e)(t)		2,458,875	2,286,754
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1736% 9/18/26 (c)(e)(t)		286,851	275,736
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 1.8738% 2/6/22 (c)(e)(t)		1,367,000	1,291,815
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.98% 6/28/23 (c)(e)(t)		1,401,680	1,336,852
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (c)(e)(t)		1,356,810	1,194,210
			6,385,367
Real Estate Management & Development - 0.1%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.25% 1/15/25 (c)(e)(o)(t)		1,000,000	995,000
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9236% 8/21/25 (c)(e)(t)		7,540,525	7,031,540
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (c)(e)(t)		2,910,188	2,362,956
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (c)(e)(t)		164,139	133,274
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 2/8/25 (c)(e)(t)		138,737	123,148
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.923% 12/22/24 (c)(e)(t)		9,592,909	9,137,246
			19,783,164

TOTAL REAL ESTATE			26,168,531

UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/1/25 (c)(e)(t)		10,796,560	10,536,794
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.37% 11/28/24 (c)(e)(t)		1,741,302	1,689,063
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8177% 11/1/26 (c)(e)(t)		1,995,000	1,913,544
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.9501% 11/13/21 (c)(e)(t)		1,889,511	1,550,740
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1736% 8/28/25 (c)(e)(o)(t)		1,448,564	1,430,457
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.46% 12/3/25 (c)(e)(o)(t)		1,105,029	1,049,777
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9253% 12/31/25 (c)(e)(t)		7,887,014	7,719,415
			25,889,790
Gas Utilities - 0.0%
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9236% 8/13/26 (c)(e)(t)		1,116,563	1,057,943
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.3125% 11/14/25 (c)(e)(t)		1,782,438	1,711,140
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (c)(e)(t)		840,474	794,248
Talen Energy Supply LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9236% 6/28/26 (c)(e)(t)		320,625	308,201
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 12/9/21 (c)(e)(t)		1,354,177	1,284,207
			4,097,796

TOTAL UTILITIES			31,045,529

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,495,310,495)			1,397,455,975

Bank Notes - 0.3%
Capital One NA 2.95% 7/23/21		11,994,000	12,197,521
Discover Bank:
3.1% 6/4/20		$14,388,000	$14,389,103
3.2% 8/9/21		16,424,000	16,590,857
4.682% 8/9/28 (c)		8,844,000	8,851,075
KeyBank NA 6.95% 2/1/28		1,259,000	1,587,311
RBS Citizens NA 2.55% 5/13/21		4,182,000	4,250,491
Regions Bank 6.45% 6/26/37		15,683,000	20,799,364
Synchrony Bank 3.65% 5/24/21		14,890,000	15,095,884
TOTAL BANK NOTES
(Cost $87,646,803)			93,761,606

Preferred Securities - 0.8%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Europe BV:
2.502% (Reg. S) (c)(h)	EUR	$3,100,000	$3,237,439
2.625% (Reg. S) (c)(h)	EUR	4,100,000	4,434,021
			7,671,460
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
2.5%(Reg. S) (c)(h)	EUR	7,214,000	7,867,762
2.7%(Reg. S) (c)(h)	EUR	8,300,000	9,018,957
3.75% (c)(h)	EUR	4,600,000	5,054,504
			21,941,223
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (h)		5,398,000	5,372,697
Danone SA 1.75% (Reg. S) (c)(h)	EUR	3,000,000	3,316,237
			8,688,934
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MPLX LP 6.875% (c)(h)		4,950,000	4,227,399
FINANCIALS - 0.5%
Banks - 0.4%
AIB Group PLC 5.25% (Reg. S) (c)(h)	EUR	2,150,000	2,207,478
Alfa Bond Issuance PLC:
6.95% (Reg. S) (c)(h)		200,000	195,188
8% (Reg. S) (c)(h)		2,356,000	2,363,363
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (c)(h)	EUR	3,400,000	3,623,203
Banco Do Brasil SA 6.25% (b)(c)(h)		905,000	756,523
Banco Mercantil del Norte SA 7.625% (b)(c)(h)		608,000	589,760
Bank of America Corp.:
5.875% (c)(h)		2,335,000	2,380,229
6.1% (c)(h)		5,186,000	5,458,265
6.25% (c)(h)		3,392,000	3,531,920
6.5% (c)(h)		1,911,000	2,059,408
Bank of Nova Scotia:
4.65% (c)(h)		4,078,000	3,881,481
4.9% (c)(h)		1,650,000	1,629,375
Barclays Bank PLC 7.625% 11/21/22		17,678,000	19,003,850
Barclays PLC:
7.125% (c)(h)	GBP	400,000	480,415
7.875% (Reg. S) (c)(h)		4,922,000	4,983,525
BNP Paribas SA 6.125% (c)(h)	EUR	2,350,000	2,732,579
Citigroup, Inc. 4.7% (c)(h)		3,820,000	3,323,400
Danske Bank A/S 5.875% (Reg. S) (c)(h)	EUR	1,270,000	1,425,623
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (c)(h)		300,000	277,500
HSBC Holdings PLC:
5.25% (c)(h)	EUR	2,497,000	2,751,361
6% (Reg. S) (c)(h)	EUR	540,000	625,217
Itau Unibanco Holding SA:
5.5% 8/6/22 (b)		736,000	753,710
6.125% (b)(c)(h)		625,000	578,320
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 4.7534% (c)(e)(h)		595,000	505,905
3 month U.S. LIBOR + 3.470% 4.2301% (c)(e)(h)		595,000	529,550
4.6% (c)(h)		8,635,000	7,657,518
Lloyds Banking Group PLC 5.125% (c)(h)	GBP	4,020,000	4,482,677
Royal Bank of Scotland Group PLC 7.5% (c)(h)		3,392,000	3,322,057
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (d)(h)	EUR	3,246,800	3,541,038
Tinkoff Credit Systems 9.25% (Reg. S) (c)(h)		2,392,000	2,272,400
Wells Fargo & Co. 5.9% (c)(h)		12,000,000	11,929,320
			99,852,158
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (c)(h)		8,540,000	9,178,963
UBS AG 5.125% 5/15/24 (Reg. S)		1,220,000	1,315,155
UBS Group AG 7% (Reg. S) (c)(h)		940,000	1,024,557
			11,518,675
Insurance - 0.1%
Assicurazioni Generali SpA 6.416% (c)(h)	GBP	2,650,000	3,375,154
Aviva PLC 6.125% (c)(h)	GBP	9,240,000	12,141,730
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(h)		4,797,000	4,713,053
			20,229,937

TOTAL FINANCIALS			131,600,770

HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA 2.875% (Reg. S) (c)(h)	EUR	5,080,000	5,399,281
Pharmaceuticals - 0.1%
Bayer AG 2.375% 11/12/79 (Reg. S) (c)	EUR	7,000,000	7,585,804

TOTAL HEALTH CARE			12,985,085

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (b)(d)(h)		4,337,000	173,480
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (c)		14,005,000	9,619,754

TOTAL INDUSTRIALS			9,793,234

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
CPI Property Group SA 4.375% (Reg. S) (c)(h)	EUR	3,953,000	4,135,576
Deutsche Annington Finance BV 4% (Reg. S) (c)(h)	EUR	1,400,000	1,592,922
Grand City Properties SA 3.75% (c)(h)	EUR	4,400,000	4,951,378
Heimstaden Bostad AB 3.248% (Reg. S) (c)(h)	EUR	7,450,000	7,753,005
Samhallsbyggnadsbolaget I Norden AB:
2.624% (Reg. S) (c)(h)	EUR	3,500,000	3,314,054
4.625% (Reg. S) (c)(h)	EUR	2,330,000	2,396,315
TLG Finance SARL 3.375% (Reg. S) (c)(h)	EUR	6,200,000	6,443,425
			30,586,675
UTILITIES - 0.0%
Electric Utilities - 0.0%
EDF SA 5.25% (Reg. S) (c)(h)		3,600,000	3,672,000
ORSTED A/S 1.75% (Reg. S) (c)(h)	EUR	1,600,000	1,750,102
			5,422,102
TOTAL PREFERRED SECURITIES
(Cost $248,793,809)			232,916,882
		Shares	Value

Money Market Funds - 4.9%
Fidelity Cash Central Fund 0.11% (w)
(Cost $1,377,128,958)		1,376,909,531	1,377,184,913
		Maturity Amount	Value

Repurchase Agreements - 0.2%
Investments in repurchase agreements in a joint trading account at 0.08%, dated 5/29/20 due 6/1/20 (Collateralized by U.S. Government Obligations) #
(Cost $65,076,000)		65,076,434	65,076,000

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	17,500,000	$173,872
Option with an exercise rate of 5.50% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 33 Index expiring June 2025, paying 5% quarterly.	6/17/20	EUR 60,600,000	122,615

TOTAL PUT OPTIONS			296,487

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	$17,500,000	935,491
TOTAL PURCHASED SWAPTIONS
(Cost $2,313,996)			1,231,978
TOTAL INVESTMENT IN SECURITIES - 106.9%
(Cost $29,189,405,624)			30,194,267,908
NET OTHER ASSETS (LIABILITIES) - (6.9)%(x)			(1,940,833,383)
NET ASSETS - 100%			$28,253,434,525

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
2.5% 6/1/35	$(64,400,000)	$(67,383,530)
2.5% 6/1/35	(52,700,000)	(55,141,491)
2.5% 6/1/35	(11,700,000)	(12,242,039)
2.5% 7/1/35	(52,700,000)	(55,057,087)
2.5% 6/1/50	(29,700,000)	(30,807,950)
2.5% 6/1/50	(64,550,000)	(66,958,018)
3% 6/1/50	(60,700,000)	(63,848,813)
3% 6/1/50	(21,950,000)	(23,088,656)
3% 6/1/50	(21,950,000)	(23,088,656)
3% 6/1/50	(25,100,000)	(26,402,063)
3% 6/1/50	(11,800,000)	(12,412,125)
3% 6/1/50	(91,200,000)	(95,931,000)
3% 6/1/50	(148,800,000)	(156,519,000)
3.5% 6/1/50	(29,700,000)	(31,334,661)
TOTAL TBA SALE COMMITMENTS
(Proceeds $719,754,800)		$(720,215,089)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.71% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	26,400,000	$(1,014,554)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.395% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	30,000,000	(494,784)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.775% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/3/24	34,500,000	(360,859)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	29,000,000	(271,141)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	20,000,000	(147,657)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	19,200,000	(362,552)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	19,600,000	(16,035)

TOTAL PUT SWAPTIONS			(2,667,582)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.71% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	26,400,000	(740,796)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.395% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	30,000,000	(1,174,592)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.775% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/3/24	34,500,000	(1,825,240)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	29,000,000	(1,693,077)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	20,000,000	(1,226,050)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	19,200,000	(674,632)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	19,600,000	(1,583,671)

TOTAL CALL SWAPTIONS			(8,918,058)

TOTAL WRITTEN SWAPTIONS			$(11,585,640)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	36	June 2020	$3,574,639	$(28,025)	$(28,025)
TME 10 Year Canadian Note Contracts (Canada)	172	Sept. 2020	19,193,144	(65,032)	(65,032)
TOTAL BOND INDEX CONTRACTS					(93,057)
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	27	Sept. 2020	5,962,781	1,004	1,004
CBOT 5-Year U.S. Treasury Note Contracts (United States)	186	Sept. 2020	23,366,250	29,821	29,821
CBOT Long Term U.S. Treasury Bond Contracts (United States)	414	Sept. 2020	73,847,250	(126,783)	(126,783)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	193	Sept. 2020	30,364,328	52,939	52,939
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	125	Sept. 2020	27,253,906	(224,017)	(224,017)
TOTAL TREASURY CONTRACTS					(267,036)

TOTAL PURCHASED					(360,093)

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	39	June 2020	5,850,907	23,940	23,940
ICE Long Gilt Contracts (United Kingdom)	24	Sept. 2020	4,073,722	(17,440)	(17,440)
TOTAL BOND INDEX CONTRACTS					6,500
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4,733	Sept. 2020	658,182,813	(856,768)	(856,768)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,445	Sept. 2020	539,962,969	(81,198)	(81,198)
TOTAL TREASURY CONTRACTS					(937,966)

TOTAL SOLD					(931,466)

TOTAL FUTURES CONTRACTS					$(1,291,559)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 4.3%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
AUD	35,000	USD	23,294	State Street Bank And Tr Co	6/24/20	$35
CAD	208,000	USD	150,704	Royal Bank Of Canada	6/24/20	368
EUR	418,000	USD	452,657	Citibank NA	6/24/20	11,551
EUR	10,046,000	USD	11,122,700	Citibank NA	6/24/20	33,835
EUR	257,000	USD	280,515	State Street Bank And Tr Co	6/24/20	4,895
GBP	109,000	USD	134,042	State Street Bank And Tr Co	6/24/20	586
GBP	342,000	USD	416,562	State Street Bank And Tr Co	6/24/20	5,850
USD	132,750	AUD	202,000	State Street Bank And Tr Co	6/24/20	(1,896)
USD	59,625	CAD	83,000	Citibank NA	6/24/20	(658)
USD	319,956	CAD	451,000	JPMorgan Chase Bank	6/24/20	(7,609)
USD	887,486	EUR	808,000	BNP Paribas	6/24/20	(9,834)
USD	293,613,675	EUR	271,500,000	Citibank NA	6/24/20	(7,899,292)
USD	319,541	EUR	287,000	Goldman Sachs Bank USA	6/24/20	815
USD	1,010,586	EUR	930,000	JPMorgan Chase Bank	6/24/20	(22,220)
USD	3,056,733	EUR	2,832,000	JPMorgan Chase Bank	6/24/20	(88,330)
USD	1,237,247	EUR	1,129,000	JPMorgan Chase Bank	6/24/20	(16,558)
USD	372,314	EUR	339,000	State Street Bank And Tr Co	6/24/20	(4,161)
USD	362,452	GBP	293,000	BNP Paribas	6/24/20	561
USD	69,723,176	GBP	56,553,000	Citibank NA	6/24/20	(126,829)
USD	489,757	GBP	400,000	JPMorgan Chase Bank	6/24/20	(4,293)
USD	285,988	GBP	232,000	JPMorgan Chase Bank	6/24/20	(561)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(8,123,745)
					Unrealized Appreciation	58,496
					Unrealized Depreciation	(8,182,241)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 8,300,000	$10,496	$0	$10,496
Akzo Nobel NV		Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 9,400,000	(358,218)	253,944	(104,274)
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	11,500,000	110,186	4,456	114,642
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	118,600,000	1,136,354	(1,642)	1,134,712

CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,400,000	32,577	(112,134)	(79,557)
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	16,200,000	155,219	(212,774)	(57,555)
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	16,750,000	160,488	(234,480)	(73,992)
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	9,000,000	86,233	(114,472)	(28,239)
CMBX N.A. AAA Index Series 12		Aug. 2061	JPMorgan Securities LLC	(0.5%)	Monthly	6,050,000	57,967	(74,922)	(16,955)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	75,000	719	(3,548)	(2,829)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	11,375,000	108,988	(317,745)	(208,757)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	3,370,000	32,289	(80,110)	(47,821)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	9,750,000	93,419	(46,945)	46,474
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	17,400,000	166,716	(194,957)	(28,241)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,500,000	23,954	(76,312)	(52,358)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas	(1%)	Quarterly	EUR 4,200,000	(86,180)	51,465	(34,715)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 1,550,000	(12,481)	(32,410)	(44,891)
Volvo Treas AB		Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 1,550,000	(31,442)	31,755	313
TOTAL BUY PROTECTION							1,687,284	(1,160,831)	526,453
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 8,300,000	123,267	0	123,267

TOTAL CREDIT DEFAULT SWAPS							$1,810,551	$(1,160,831)	$649,720

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Jun. 2022	$223,470,000	$583,097	$0	$583,097
1.25%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Jun. 2030	66,670,000	9,580	0	9,580
(0.25%)	Annual	6-month EURIBOR(4)	Semi - annual	LCH	Jun. 2030	EUR 10,860,000	325,477	0	325,477
0	Annual	6-month EURIBOR(4)	Semi - annual	LCH	Jun. 2035	EUR 15,133,000	871,428	0	871,428
0.25%	Annual	6-month EURIBOR(4)	Semi - annual	LCH	Jun. 2040	EUR 5,277,000	423,391	0	423,391

TOTAL INTEREST RATE SWAPS							$2,212,973	$0	$2,212,973

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Notional amount is stated in U.S. Dollars unless otherwise noted.

 (3) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (4) Represents floating rate.

Currency Abbreviations

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,454,505,656 or 19.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Security or a portion of the security is on loan at period end.

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,807,057.

 (k) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $894,735.

 (l) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $7,966,386.

 (m) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $513,809.

 (n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (o) Level 3 security

 (p) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (q) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (r) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (s) Non-income producing

 (t) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (u) The coupon rate will be determined upon settlement of the loan after period end.

 (v) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $609,841 and $525,617, respectively.

 (w) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (x) Includes $6,795,395 of cash collateral segregated for open forward foreign currency contracts and bi-lateral over-the-counter (OTC) swaps.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,441,659
Total	$8,441,659

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/Counterparty
$65,076,000 due 6/1/20 at 0.08%	Value
JPMorgan Securities LLC	$65,076,000
$65,076,000

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.